As filed with the Securities and Exchange Commission on March 24, 2000

                                        Registration Nos.:  333-26223
                                                             811-8199

                 SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Post-Effective Amendment No. 8

                                       and

                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 10

                     MONUMENT SERIES FUND, INC.
         (Exact Name of Registrant as Specified in Charter)
      7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814
              (address of Principal Executive Offices)

  Registrant's Telephone Number, including Area Code: 301-215-7550

          DAVID A. KUGLER                     BETH ANN ROTH
             President                     Beth-ann Roth, P.C.
  The Monument Funds Group, Inc.         9204 Saint Marks Place
  7920 Norfolk Avenue, Suite 500         Fairfax, Virginia 22031
     Bethesda, Maryland 20814

              (Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
It is proposed that this filing will become effective: (check appropriate box)

________ on _____  pursuant  to  paragraph  (a)(1) of Rule 485
________ 60 days after  filing  pursuant  to  paragraph  (a)(1) of Rule 485
____X__ 75 days after filing  pursuant to  paragraph  (a)(2) of Rule 485
________ on _____ days after filing pursuant to paragraph (a)(2) of Rule 485
________ immediately upon filing pursuant to paragraph (b) of Rule 485
________ on _____  pursuant to (b) of Rule 485






                       [MONUMENT FUNDS GROUP, INC. LOGO]

                          MONUMENT SERIES FUND, INC.


                            MONUMENT INTERNET FUND
                        MONUMENT MEDICAL SCIENCES FUND
                       MONUMENT TELECOMMUNICATIONS FUND
                       MONUMENT DIGITAL TECHNOLOGY FUND
                           MONUMENT NEW ECONOMY FUND



                         Prospectus dated June 8, 2000

      This Prospectus describes the Monument Internet Fund, Monument Medical Sciences Fund, Monument Telecommunications Fund, Monument Digital Technology
Fund, and the Monument New Economy Fund (each, a "Fund"; collectively, the "Funds"). Each Fund represents a separate series of common stock of the Monument Series Fund, Inc. (the "Company"). Each series offers four classes of shares:
Class A Shares with a front-end sales charge, Class B Shares subject to a contingent deferred sales charge, Class C Shares with a reduced front-end sales charge and a contingent deferred sales charge, and Class Y Shares for certain institutional investors. Class A Shares, B Shares and C Shares are offered by this prospectus. Class Y Shares are offered pursuant to a separate prospectus, which may be obtained by contacting Monument Series Fund, Inc. (See "Buying Fund Shares.")

      Monument Internet Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of Internet company equity securities.

      Monument Medical Sciences Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of medical sciences companies.

      Monument Telecommunications Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of telecommunications companies.

      Monument Digital Technology Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of companies involved in or supporting digital technology industries.

      Monument New Economy Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified blend of equity securities chosen from the Company's other Funds.

      The  U.S.   Securities  and  Exchange   Commission  has  not  approved  or
disapproved these securities or passed on the accuracy or completeness of this Prospectus. It is a criminal offense to suggest otherwise.

                               TABLE OF CONTENTS


The Funds
Investment Objectives
Principal Investment Strategies
Temporary Defensive Positions
Specific Risk Considerations
General Risk  Considerations
Table  of Fees and Expenses
The Company
Buying Fund Shares
Distribution  Arrangements
Exchanging Fund Shares
Redeeming Fund Shares
Dividends and Distributions
Tax Considerations
Services To Help You Manage Your Account
Proper  Form
Share  Certificates
Retirement  Plan  Accounts
Financial Highlights Information

                                   THE FUNDS

The following discussion describes the investment objectives, principal strategies and risks of each Fund. Investment objectives are fundamental policies and cannot be changed without the approval of a majority of the relevant Fund's outstanding shares. As with any mutual fund, there can be no guarantee that investment objectives will be met.


Investment Objectives

      Monument Internet Fund. The Internet Fund's investment objective is to maximize long-term appreciation of capital.

      Monument Medical Sciences Fund. The Medical Sciences Fund's investment objective is to maximize long-term appreciation of capital.

      Monument Telecommunications Fund. The Telecommunications Fund's investment objective is to maximize long-term appreciation of capital.

      Monument Digital Technology Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of companies involved in or supporting digital technology industries.

      Monument New Economy Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified blend of equity securities chosen from the Company's other Funds.


Principal Investment Strategies

      Internet Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies principally engaged in Internet or Internet-related businesses. A company is considered principally engaged in an Internet, Intranet or Internet-related business if at least 50% of its assets, gross income, or net profits are committed to, or derived from, the research, design, development, manufacture, or distribution of products, processes or services for use with Internet or Intranet-related businesses.

      The Internet is a global matrix of computers and computer networks connected by a high-speed infrastructure, which allows users to communicate quickly, and easily with each other. An Intranet is the application of Internet tools and concepts to a company's internal network. Currently, the most popular application on the Internet is the World Wide Web ("WWW"), a graphic-user-interface which allows information sharing and data transfer. Other Internet applications include e-mail, Intranet, extranet, and electronic commerce. Currently, development is occurring in such areas as infrastructure deployment, Internet access, content provision, data security, and electronic commerce.

      When selecting investments for the Internet Fund, Monument Advisors, Ltd., the investment advisor of each of the Funds ("Advisors") will seek to identify Internet companies that are developing new or innovative products, services, or processes that will lead to a future growth in earnings. Such companies are likely to be relatively unseasoned companies. These companies generally will have no established history of paying dividends, and any dividend income is likely to be incidental.

      Medical Sciences Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies principally engaged in research, development, production and distribution of medical products and services. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; and companies engaged in medical, diagnostic, biochemical and biotechnological research and development.

      When selecting investments for the Fund, Advisors will seek to identify medical sciences companies that it believes are likely to benefit from new or innovative products, services or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history of revenue or earnings at the time of purchase. Dividend income, if any, is likely to be incidental.

      Telecommunications Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies engaged in virtually all aspects of communications services and technologies. These companies may provide network systems and equipment; serve as public and private carriers, whether land-based, wireless or satellite, or provide or distribute value-added services or products.

      When selecting investments for the Telecommunications Fund, Advisors will seek to identify telecommunication companies that it believes are developing new or innovative products, services, or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history or revenue or earnings at the time of purchase. Dividend income, if any, is likely to be incidental.

      Digital Technology Fund. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its assets in equity securities of companies involved in or supporting digital technology industries. Digital technology industries include, but are not limited to: communications and communications equipment; computer hardware, peripherals and software; networking equipment; digital consumer electronics; semiconductors and semiconductor equipment; and other emerging technologies that utilize digital processes.

      New Economy Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity securities of companies representing a diversified blend of the equity securities held by the Company's other Funds. As a nonfundamental operating policy, the Fund intends to have no more than 50% and no less than 10% of its assets in each of the industries represented by the Company's other Funds.

      When selecting investments for the New Economy Fund, Advisors will choose from among the companies that it believes are developing new or innovative products, services or processes that can enhance the companies' prospects for future earnings growth. As with the Funds from which the New Economy Fund's investments will be selected, some of the companies may not have an established history of revenue or earnings at the time the Fund becomes an investor. Dividend income, if any, is likely to be incidental.


                         TEMPORARY DEFENSIVE POSITIONS

      For temporary defensive purposes, each Fund may make investments that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If that occurs, the Fund may not achieve its investment objective. The Funds may also engage in transactions that are not part of their principal investment strategies, such as trading in derivatives, including options, and lending portfolio securities. These strategies are discussed in the Statement of Additional Information ("SAI").

                         SPECIFIC RISK CONSIDERATIONS

      Internet Fund. The Internet Fund invests primarily in companies engaged in Internet and Intranet-related activities. The value of this type of company is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the Internet Fund may experience greater volatility than funds not subject to these types of risks. The Internet Fund is diversified, and may also invest in small companies and technology and research companies, the risks of which are described below under "General Risk Considerations."

      Medical Sciences Fund. The economic prospects of health sciences companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of health services and research is funded or subsidized by the government, and so changes in government policy at the federal or state level may affect the demand for health care products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new drugs and certain medical devices may be introduced. Medical sciences companies face lawsuits related to product liability and other issues. Also, many products and services provided by medical science companies require substantial capital investment and are subject to rapid obsolescence. The Medical Sciences Fund is diversified, and may also invest in small companies and technology and research companies, the risks of which are described below under "General Risk considerations."

      Telecommunications Fund. The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. The Telecommunications Fund is diversified, and may also invest in small companies, the risks of which are described below under "General Risk Considerations".

      Digital Technology Fund. The companies in which the Digital Technology Fund invest are vulnerable to rapid changing technology and government regulation. Moreover, the competitive nature of this industry may cause many company's products or services to become obsolete from competitors technological advances. Therefore, the Digital Technology Fund may experience greater volatility than funds not subject to these types of risks. The Digital Technology Fund is diversified, and may also invest in small companies, the risks of which are described below under "General Risk Considerations".

      New Economy Fund.   The New Economy Fund shares the specific risk
considerations of each of the other Monument Funds.

                          GENERAL RISK CONSIDERATIONS

      Small Companies. Each of the Funds may invest in companies with small market capitalization (i.e., less than $500 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (1) they may lack depth of management; (2) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

      Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Digital Technology, Internet, Medical Sciences, New Economy and Telecommunications Fund shares to be more volatile than the shares of mutual fund investing primarily in larger company stocks.

      Technology And Research Companies. Consistent with its investment objective, each of the Funds expects to invest a portion of its assets in securities of companies involved in biological technologies, computing technologies, or communication technologies (collectively, "technology sectors"), and companies related to these industries. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. Advisors will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

      Industry Concentration. Each Fund may invest more than 25% of its assets in what may be considered a single sector. Accordingly, each Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that diversify to a greater extent.

      Other  Investments.  In addition to the  investment  strategies  described above, each of the Funds may engage in other strategies such as derivatives, securities lending and foreign investing. Investments in derivatives, such as options, can significantly increase a Fund's exposure to market risk or credit risk of the counterparty, as well as improper valuation and imperfect correlation. The risk in lending portfolio securities, as with other extensions of secured credit, consists of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Foreign investing involves currency risk and the possibility of adverse change in the investment or political climate of the jurisdiction in which the securities are sold. The Funds currently do not intend to purchase foreign securities, and take advantage of investments in overseas businesses through the purchase of American Depositary Receipts. See the SAI for more detail.

                         [INTERNET FUND A SHARE GRAPH]

*During the period shown in the bar chart the highest return for a calendar quarter was 91.86% (quarter ending 3/31/99) and the lowest return for a calendar quarter was 1.17% (quarter ending 9/30/99).

Past performance is not predictive of future performance. Performance figures do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. The Monument Internet Fund A Shares currently charge a maximum sales charge of 5.75%, reduced sales charges may apply. Had the sales charge been included, returns would have been less than those shown.



Average Annual Total Returns

 (for the periods ended December 31, 1999)
                                            Since inception
                              1 Year      (November 16, 1998)
Monument Internet             271.74%         313.65%
Fund Class A
S&P 500                        20.98%          27.29%
Inter@ctive                   167.57%         236.52%
-------------------------------------------------------------

The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

      The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware, The index was developed with a base value of 66.66 as of August 15, 1995. Effective on March 22, 1999, there was a 3-1 split of the index.

                        [MEDICAL SCIENCES FUND A SHARE GRAPH]


*During the period shown in the bar chart the highest return for a calendar quarter was 33.25%
  (quarter ending 12/31/99) and the lowest return for a calendar quarter was 6.56% (quarter ending 9/30/99).

Past performance is not predictive of future performance. Performance figures do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. The Monument Medical Sciences Fund A Shares currently charge a maximum sales charge of 5.75%, reduced sales charges may apply. Had the sales charge been included, returns would have been less than those shown.


  Average Annual Total
         Returns

 (for the periods ended December 31, 1999)
                                        Since inception
                           1 Year      (January 6, 1998)
Monument Medical Sciences  66.96%         42.45%
Fund Class A
S&P 500                    19.47%         24.40%
Russell 2000               21.29%          9.48%
--------------------------------------------------------

The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

                    [TELECOMMUNICATIONS FUND A SHARE GRAPH]

*During the period shown in the bar chart the highest return for a calendar quarter was 57.35% (quarter ending 12/31/99) and the lowest return for a calendar quarter was (.98%) (quarter ending 3/31/99).

Past performance is not predictive of future performance. Performance figures do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. The Monument Telecommunications Fund A Shares currently charge a maximum sales charge of 5.75%, reduced sales charges may apply. Had the sales charge been included, returns would have been less than those shown.


    Average Annual Total
          Returns

  (for periods ended December 31, 1999)
                                        Since inception
                             1 Year     (January 6, 1998)
Monument Telecommunications   90.58%         56.05%
Fund Class A
S&P 500                       20.98%         25.19%
NASDAQ Telecommunications    102.47%         82.79%
------------------------------------------------------------


The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NASDAQ Telecommunications Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the telecommunications sector. The index was developed with a base value of 100 as of February 5, 1971.

                          TABLE OF FEES AND EXPENSES

      The following table is designed to help you understand the fees and expenses that you may pay, both directly and indirectly, by investing in the Funds.

Shareholder Fees
(fees paid directly from your investment)           Class Class  Class
                                                    A     B      C

Maximum Sales Charge (Load)1                        5.75% None   1.00%
Maximum Deferred Sales Charge (Load)                None2 5.00%3 1.004
Maximum Sales Charge (Load) Imposed on Reinvested   None  None   None
Dividends and Distributions
Redemption Fees                                     None  None   None
Exchange Fees                                       None  None   None


Annual Fund Operating Expenses1
(expenses that are deducted from fund assets as a percentage of average net assets)

                                  Internet Fund
                                -------------------
                                -------------------
                                Class Class  Class
                                  A   B      C



Advisory Fee                     1.25% 1.25%  1.25%
Distribution (12b-1) Fees        0.50% 1.00%  1.00%
Other Expenses
Total Annual Fund Operating
  Expenses
Fee Waivers and/or Expense
  Reimbursements
Net Expenses



                                 Medical Sciences
                                       Fund
                                --------------------
                                --------------------
                                Class Class  Class
                                  A   B      C

Advisory Fee                     1.25% 1.25%  1.25%
Distribution (12b-1) Fees        0.50% 1.00%  1.00%
Other Expenses
Total Annual Fund Operating
  Expenses
Fee Waivers and/or Expense
  Reimbursements
Net Expenses



                                Telecommunications
                                       Fund
                                --------------------
                                --------------------
                                Class Class  Class
                                  A   B      C

Advisory Fee                     1.25% 1.25%  1.25%
Distribution (12b-1) Fees        0.50% 1.00%  1.00%
Other Expenses
Total Annual Fund Operating
  Expenses
Fee Waivers and/or Expense
 Reimbursements
Net Expenses


--------------------------------
                                Digital Technology
                                       Fund
                                --------------------
                                --------------------
                                Class Class  Class
                                  A   B      C

Advisory Fee                     1.25% 1.25%  1.25%
Distribution (12b-1) Fees        0.50% 1.00%  1.00%
Other Expenses                   0.50% 0.75%  0.75%
Total Annual Fund Operating      2.25% 3.00%  3.00%
  Expenses
Fee Waivers and/or Expense
  Reimbursements
Net Expenses                     2.25% 3.00%  3.00%


--------------------------------
                                 New Economy Fund
                                --------------------
                                --------------------
                                Class Class  Class
                                  A   B      C

Advisory Fee                     1.25% 1.25%  1.25%
Distribution (12b-1) Fees        0.50% 1.00%  1.00%
Other Expenses                   0.50% 0.75%  0.75%
Total Annual Fund Operating      2.25% 3.00%  3.00%
  Expenses
Fee Waivers and/or Expense
  Reimbursements
Net Expenses                     2.25% 3.00%  3.00%

-------------------
1 As a percentage of offering price. Reduced rates apply to purchases over $50,000, and the sales charge is waived for certain classes of investors. See "Buying Fund Shares-Public Offering Price" and "Buying Fund Shares-Rights of Accumulation."

2 If you are in a category of investors who may purchase shares without a sales charge, you will be subject to a 1% contingent deferred sales charge if you redeem your shares within 1 year of purchase.

3 A 5.00% deferred sales charge as a percentage of the original purchase price will apply to any redemption made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four you will pay 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge is eliminated after the sixth year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.

4 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C
 Shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase.

      The Company has approved a Plan of Distribution Pursuant to Rule 12b-1 of the 1940 Act for Class A, B and C Shares, providing for the payment of distribution fees to Monument Distributors, Inc., the principal underwriter for each Fund ("12b-1 Plan"). Class A Shares pay a maximum distribution fee of 0.50% of average daily net assets, and Class B and Class C Shares pay a maximum distribution fee of 1.00% of average daily net assets. See "Rule 12b-1 Fees." The higher 12b-1 fees borne by Class B and Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front end sales charge permitted by the National Association of Securities Dealers.

      With respect to the Internet, Medical Sciences, Telecommunications, Digital Technology and New Economy Funds, the Advisor has contractually agreed to waive its fees and pay expenses to the extent necessary to cap Class A Share total operating expenses at 2.25%, and Class B and Class C Share total operating expenses at 3.00% of the Fund's average daily net assets until May 1, 2001.


      Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds with similar investment objectives. The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the relevant class remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  1 Year*:     3 Years*:     5 Years*:    10 Years*:
                    Class        Class         Class         Class
                 A   B    C    A   B    C   A    B    C   A    B    C
                -------------------------------------------------------
                -------------------------------------------------------

Internet
Medical Sciences
Telecommunications
Digital Technology
New Economy


      With respect to Class A Shares, the above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary. With respect to Class B Shares, the above examples assume payment of the deferred sales charge applicable at the time of redemption. The ten-year figure takes into account the shares' conversion to Class A Shares after eight years. For time periods during which the contractual agreement to waive or reimburse fees is in place, your actual expenses may be lower.

* Numbers reflect the cap imposed by the expense limitation agreement through May 1, 2001. If the advisor continues this contractual agreement for the periods shown below, your cost would be:

                   1 Year:      3 Years:     5 Years:      10 Years:
                    Class        Class         Class         Class
                 A   B    C    A   B    C   A    B    C   A    B    C
                -------------------------------------------------------
                -------------------------------------------------------
Internet
Medical Sciences
Telecommunications




                                  THE COMPANY

      The Company. Monument Series Fund, Inc. is a an open-end management investment company registered with the Securities and Exchange Commission
("SEC").   The Company was originally organized as a Maryland corporation on
April 7, 1997, and converted to a Delaware business trust effective May 15, 2000.

      The Advisor.   Monument Advisors, Ltd.  ("Monument Advisors" or
"Advisors") serves as each Fund's investment advisor and provides overall management of the Company's business affairs. See "Investment Advisory and Other Services" in the SAI.

      Monument Advisors, located at 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc., which in turn is principally-owned and controlled by David A. Kugler, President and a director of both Advisors and the Company. Monument Advisors also manages the portfolio investments of qualified individuals, retirement plans, and trusts. As of March 31, 2000, Advisors managed or supervised in excess of $400 million in assets.

      In the interest of limiting expenses of the Internet, Medical Sciences, Telecommunications, Digital Technology and New Economy Funds, Monument Advisors has entered into an expense limitation agreement with the Company. Pursuant to the agreement, Monument Advisors has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class A, B and C Shares of the Funds covered by the agreement are limited to 2.25% for Class A Shares and 3.00% for Class B and C Shares through October 31, 2000. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

      Portfolio Managers. Advisors uses a team approach to Management of the Internet, Medical Sciences and New Economy Funds. The team serves under the direction of _____________.

      J. Michael Gallipo, CFA, serves as the portfolio manager of the Telecommunications and Digital Technology Funds. Mr. Gallipo has over four years of investment experience and joined Advisors in August 1999. Prior to joining Advisors, Mr. Gallipo was an investment analyst at Van Eck Associates Corp. Mr. Gallipo also served previously as a compliance analyst for Van Eck and as a legal assistant for Brown & Wood, LLP.

      Principal Underwriter. Monument Distributors, Inc., located at 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc. and an affiliate of Monument Advisors, and serves as the principal underwriter of each Fund. David A. Kugler and Peter L. Smith are officers of both the Company and Monument Distributors.

                              BUYING FUND SHARES

      Share Class Alternatives. The Fund offers investors four different classes of shares. Class A, Class B and Class C Shares are offered by this Prospectus. Class Y Shares are offered by a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. If you do not select a class your money will be invested in Class A Shares. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial advisor to determine which class best meets your financial objectives. Additional details about each of the share class alternatives may be found below under "Distribution Arrangements."

                    Class A Shares    Class B Shares   Class C Shares

Max. initial             5.75%             None              1%
sales charge.         (Subject to
                      reductions
See  "Distribution
beginning with
Arrangements"  for
investments of a schedule
$50,000) itemizing
reduced sales charges.

Contingent               None        Year 1     5%     Year 1     1%
deferred sales      (Except for 1%   Year 2     4%    Years 2+   None
charge ("CDSC")     on redemptions   Year 3     3%
imposed when         with 1 year)    Year 4     3%
shares are                           Year 5     2%
redeemed                             Year 6     1%
(percentage based                    Year 7    None
on purchase                          Year 8    None
price).  Years
are based on a
twelve-month
period.

See below for
information regarding
applicable waivers of
the CDSC.

Rule 12b-1 fees.         0.50%            1.00%             1.00%

See "Distribution
Arrangements" for
important information
about Rule 12b-1 fees.

Conversion to             N/A        Automatically    No conversion
Class A                              after about 8    feature.  Rule
                                     years, at which  12b-1 fees
                                     time applicable  remain higher
                                     Rule 12b-1 fees  than those of
                                     are reduced.     Class A Shares
                                                      for life of
                                                      account.

Appropriate for:   All investors,    Investors who    Investors who
                   particularly      plan to hold     intend to hold
                   those who intend  their shares at  their shares for
                   to hold their     least 6 years.   at least 1 year,
                   shares for a                       but less than 6
                   long period of                     years.
                   time and/or
                   invest a
                   substantial
                   amount in the
                   Fund.



      Share Transactions. You may purchase and redeem Fund shares, or exchange shares of one Fund for those of another, by contacting any broker authorized by the distributor to sell shares of the Company or by contacting Fund Services, Inc., the Company's transfer and dividend disbursing agent, at 1500 Forest Avenue, Suite 111, Richmond, VA 23229 or by telephoning 1-888-420-9950. A sales charge may apply to your purchase. Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker.

      Minimum Investments. The following table provides you with information on the various investment minimums, sales charges and expenses that apply to each class. Under certain circumstances the Fund may waive the minimum initial investment for purchases by officers, directors and employees of the Company, and its affiliated entities and for certain related advisory accounts, retirement accounts, custodial accounts for minors and automatic investment accounts as detailed below under "Waiver of Sales Charges."

                            Class A          Class B          Class C
                        ---------------- ---------------------------------
                        ---------------- ---------------------------------

Minimum Initial             $1,000           $1,000            $1,000
Investment

Minimum Subsequent           $250*            $250*            $250*
Investment

* For automatic investments made at least quarterly, the minimum subsequent investment is $100.

      By Mail. You may buy shares of each Fund by sending a completed application along with a check drawn on a U.S. bank in U.S. funds, to "Monument Series Fund," c/o Fund Services, Inc., at 1500 Forest Avenue, Suite 111, Richmond, VA 23229. Fund Services, Inc. is the Company's transfer and dividend disbursing agent. See "Proper Form." Third party checks are not accepted for the purchase of Fund shares.

      By Wire. You may also wire payments for Fund shares to the wire bank account for the appropriate Fund. Before wiring funds, please call 1-888-420-9950 to advise the Fund of your investment and to receive further instructions. Please remember to return your completed and signed application to Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, VA 23229. See "Proper Form."

      Public Offering Price. When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form, as defined below under the section entitled "Proper Form." The public offering price of Class A and Class C Shares is equal to the Fund's net asset value plus the initial sales charge. The public offering price of Class B Shares is equal to the respective Fund's net asset value.

      When Shares Are Priced. Each Fund is open for business each day the New York Stock Exchange ("Exchange") is open. Each Fund determines its share price as of the close of regular trading on the Exchange, generally 4:00 p.m. EST. If you purchase your shares through a broker, the Fund will be deemed to have received your order when the order is accepted as being in proper form by the broker. However, your broker must receive your request before the close of the regular trading on the Exchange to receive that day's net asset value ("NAV").

      Net Asset Value. Each Fund's share price is equal to the NAV per share of the Fund. Each Fund calculates its NAV per share by valuing and totaling its assets, subtracting any liabilities, and dividing the remainder, called net assets, by the number of Fund shares outstanding. The value of each Fund's portfolio securities is generally based on market quotes if they are readily available. If they are not readily available, Advisors will determine their market value in accordance with procedures adopted by the Board. For information on how the Funds value their assets, see "Valuation of Fund Shares" in the SAI.


                           DISTRIBUTION ARRANGEMENTS

      If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. The following schedule governs the percentage to be received by the selling broker-dealer firm.

       Class A Sales Charge and Broker-Dealer Commission and Service Fee

                                   Sales Charge          Broker-Dealer
Percentage

Less than $50,000                         5.75%               5.00%
$50,000 but less than $100,000            4.50%               3.75%
$100,000 but less than $250,000           3.50%               2.75%
$250,000 but less than $500,000           2.50%               2.00%
$500,000 but less than $1,000,000         2.00%               1.75%
$1,000,000 or more                        1.00%               1.00%

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee of 0.25%, payable quarterly.

               Class B Broker-Dealer Commission and Service Fee

                               Broker-Dealer Percentage

Up to $250,000                      4.00%

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee of 0.25%, payable quarterly.

               Class C Broker-Dealer Commission and Service Fee

                                   Sales Charge          Broker-Dealer
Percentage

All purchases                             1.00%               1.00%

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee of 0.25%, payable quarterly.

      Rule 12-B 1 Fees. The Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan") for each class of shares. Pursuant to the Rule 12b-1 Plans, each Fund may finance any activity or expense that is intended primarily to result in the sale of its shares. Each Fund may pay a fee ("Rule 12b-1 fee") to Distributors, on an annualized basis of its average daily net assets, up to a maximum of 1.00% for Class B and Class C Share expenses and 0.50% for Class A Share expenses. Up to 0.25% of the total Rule 12b-1 fee may be used to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide those services. The Company may pay Rule 12b-1 fees for activities and expenses borne in the past in connection with the distribution of its shares as to which no Rule 12b-1 fee was paid because of the maximum limitation. Because these fees are paid out of the Company's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

      Right Of Accumulation. After making an initial purchase in any Monument Fund series, you may reduce the sales charge applied to any subsequent purchases. Your shares in a Fund previously purchased will be taken into account on a combined basis at the current net asset value per share of a Fund in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Fund shares that are still held in the Fund and that were sold subject to the sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number.

      Waiver of Front-End Sales Charges.  No sales charge shall apply to:

(1)   reinvestment of income dividends and capital gain distributions;

(2)   exchanges of one Fund's shares for those of another Fund;

(3) purchases of Fund shares made by current or former directors, officers, or employees of the Company, Advisors, Monument Distributors, The Monument Funds Group, Inc., or The Monument Group, Inc., and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by Distributors for its own investment account for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code ("Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment advisor or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker -dealer.

      Waiver Of Contingent Deferred Sales Charge. The contingent deferred sales charge is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

(2) redemptions by certain eligible 401 (a) and 401(k) plans and certain retirement plan rollovers;

(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).


   Additional information regarding the waiver of sales charges may be obtained by calling 1-888-420-9950. All account information is subject to acceptance and verification by Monument Distributors.

   General. The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of any Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, Distributors until it has been confirmed in writing by Distributors and payment has been received.


Exchanging Fund Shares

      You can exchange shares of one fund for the same class of shares of any other Monument fund, under the Company's exchange privilege ("Exchange Privilege"), by submitting your order in proper form, as defined below under the section entitled "Proper Form."

      Exchange Price. Your exchange request will be processed based on the NAV of the Fund shares to be exchanged and the Fund shares to be bought, as determined after receipt of your order in proper form. Exchanges are taxable transactions. See "Additional Information on Distributions and Taxes" in the SAI.

      Contingent Deferred Sales Charges. Shareholders may exchange their shares for shares of the same class of another Monument Fund on the basis of the relative net asset value per share, without the payment of any CDSC that would otherwise be due as a result of the redemption of the outstanding shares. Class B shareholders will continue to be subject to the CDSC and automatic conversion schedules of the Fund from which shares have been redeemed, even if the CDSC and automatic conversion schedules of the Fund into which they have exchanged is lower. For the CDSC schedule see above under "Distribution Arrangements."

      Minimum Account. The minimum amount permitted for each exchange between existing accounts in the Funds is $250. The minimum amount permitted for an exchange that establishes a new Fund account is $1,000.

      Modification or Termination. Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.


Redeeming Fund Shares

      You can redeem shares of the Funds by submitting your order either through your authorized broker or by submitting it directly to the Fund, either by writing to Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, VA 23229, or by telephoning 1-888-420-9950. See "Proper Form."

      Small Account Redemptions. Due to the relatively high cost of maintaining accounts with smaller holdings, each Fund reserves the right to redeem your shares if, as a result of redemptions, the value of your account drops below each Fund's $1,000 minimum balance requirement ($250 in the case of IRAs, or other retirement plans and custodial accounts). Each Fund will give you 30 days advance written notice and a chance to increase your Fund balance to the minimum requirement before the Fund redeems your shares.

      Redemption Price. Your redemption request will be processed based on the net asset value ("NAV") of the applicable Fund's shares as determined after receipt of your order in proper form, less any applicable CDSC.

      Redemption Proceeds. Redemption proceeds will generally be paid by the next business day after processing, but in no event later than three business days after receipt by the Fund's transfer agent of your redemption order in proper form. If you are redeeming shares that you just purchased and paid for by personal check, the mailing of your redemption proceeds may be delayed for up to ten (10) calendar days to allow your check to clear (this holding period does not apply to cashier's, certified, or treasurer's checks). Additionally, the Company, on behalf of each Fund, may suspend the right of redemption or postpone the date of payment during any period that the Exchange is closed, trading in the markets that a Fund normally utilizes is restricted, or redemption is otherwise permitted to be suspended by the SEC.

      Redemptions In Kind. The Company reserves the right to redeem its shares in kind. In other words, upon tendering shares of a Fund, the Fund has the right to pay you the value of your redemption in assets other than cash. The Company will, however, pay cash in response to all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 from a Fund or one percent of the net asset value of a Fund at the beginning of such period. See "Buying, Redeeming, and Exchanging Shares" in the SAI for more information.


                          DIVIDENDS AND DISTRIBUTIONS

      Each of the Funds currently intends to declare and pay dividends from net investment income, if any, on an annual basis. Each Fund currently intends to make distributions of realized capital gains, if any, on an annual basis. You may reinvest income dividends and capital gain distributions in additional Fund shares at current net asset value (i.e., without payment of a sales charge). Each of the Funds declares and pays income dividends from its net investment income, usually in December. Capital gains distributions, if any, are also made in December.

      Income dividends and capital gain distributions are calculated and distributed the same way for each Fund. The amount of any income dividends will differ as a result of the individual investment strategies of each Fund. Income dividend payments are not guaranteed, are subject to the Board's discretion, and may vary from time to time. None of the funds pays "interest" or guarantees any fixed rate of return on an investment in its shares.

      Each Fund will automatically reinvest any income dividends and capital gains distributions in additional shares of the Fund unless you select another option on your application. You may change your distribution option at any time by notifying the transfer agent by mail at 1500 Forest Avenue, Suite 111, Richmond, VA, 23229.Please allow at least seven days prior to the record date for us to process the new option.

                              TAX CONSIDERATIONS

      The Funds. Each Fund intends to qualify for special tax treatment afforded to regulated investment companies under the Code. To establish and continue its qualification, each Fund intends to diversify its assets as the Code requires. Each Fund also intends to distribute substantially all of its net investment income and capital gains to its shareholders to avoid federal income tax on the income and gains so distributed.

      Shareholders. For federal income tax purposes, any income dividend that you receive from the Funds, as well as any net short term capital gain distribution, is generally taxable to you as ordinary income whether you have elected to receive it in cash or in additional shares.

      Distributions of net long-term capital gains are generally taxable to you as long-term capital gains, regardless of how long you have owned your Fund shares and regardless of whether you have elected to receive such distributions in cash or in additional shares.

      Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and currently intends to do so if possible. These deductions or credits may be subject to tax law limitations. Generally, distributions are taxable to you for the year in which they are paid. In addition, certain distributions that are declared in October, November or December, but which, for operational purposes, are paid the following January, are taxable as though they were paid by December 31st of the year in which they are declared.

      Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss.

      Tax Information. The Funds will advise you promptly, after the close of each calendar year, of the tax status for federal income tax purposes of all income dividends and capital gain distributions paid for such year.

      The foregoing is only a general discussion of applicable federal income tax provisions. For further information, see "Additional Information on Distributions and Taxes" in the SAI. You should consult with your tax advisor about your particular tax situation.


                   SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

      Automatic Investment Plan. Our automatic investment plan offers a convenient way to invest in the Funds. Under the plan, you can automatically transfer money from your checking account to the Fund(s) each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan application. The value of the Funds' shares will fluctuate and the systematic investment plan will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying the transfer agent by mail.

      Telephone Transactions. You may redeem shares of a Fund, or exchange shares of one Fund for that of another Fund, by telephone. Please refer to the sections of this Prospectus that discuss the transaction you would like to make, or call 1-888-420-9950. We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal or other identifying information, and may also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to send written instructions to us, as described elsewhere in this Prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

      Statements And Reports. You will receive transaction confirmations and account statements on a regular basis. Confirmations and account statements will reflect transactions in your account, including additional purchases and reinvestments of income dividends and capital gain distributions. Please verify the accuracy of your statements when you receive them. You will also receive semi-annual financial reports for each Fund in which you have invested. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Please call 1-888-420-9950 if you would like an additional free copy of the Funds' financial reports.


Proper Form

Your order to buy shares is in proper form when your completed and signed shareholder application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

      Written Instructions. Registered owners must sign any written instructions. To avoid any delay in processing your transaction, such instructions should include:

o     your name,
o     the Fund's name,
o     a description of the request,
o     for  exchanges,  the name of the Fund into  which you are  exchanging,
o     your account number,  - the dollar amount or number of shares,  and
o     your daytime or evening telephone number.

   Signature Guarantees. For our mutual protection, we require a signature guarantee in the following situations:

o     if you wish to redeem over $50,000 worth of shares,
o if you want redemption proceeds to be paid to someone other than the registered owners,
o if you want redemption proceeds to be sent to an address other than the address of record, a preauthorized bank account, or a preauthorized brokerage firm account,
o if we receive instructions from an agent, not the registered owners, or -if we believe a signature guarantee would protect us against potential claims based on the instructions received.

   A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

   Share Certificates. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. The Company reserves the right to issue share certificates on behalf of each of the Funds at any time.

   Retirement Plan Accounts. You may not change distribution options for retirement plan accounts by telephone. While you may sell or exchange shares by phone, certain restrictions may be imposed on other retirement plans. To obtain any required forms or more information about distribution or transfer procedures, please call 1-888-420-9950.

                       FINANCIAL HIGHLIGHTS INFORMATION

      The financial highlights table is intended to help you understand the Company's financial performance for the period January 6, 1998 to October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent public accountants for each of the Funds. The report of Deloitte & Touche LLP on the financial statements of each of the Funds appears in the Company's Annual Report, which is incorporated by reference into the SAI and is available upon request. The information that follows should be read in conjunction with the financial statements contained in the Company's annual report.

                       MONUMENT MEDICAL SCIENCES FUND
                            Financial Highlights
                For a Share Outstanding Throughout The Period
------------------------------------------------------------------------------


                                  Class A Shares         Class B Shares
                             Year ended     Period ended  Period ended
                            October 31,      October 31,  October 31,  *
                                1999            1998*         1999
                            -------------   ---------------------------
Per Share Operating
Performance
Net asset value,            $10.32          $10.00        $16.95
beginning of period

                            -------------   -----------   -------------

Income from investment
operations-

   Net investment           (0.10)          0.04          (0.01)
       income (loss)
   Net realized and
       unrealized
       gain on investments   5.89           0.28          (0.83)

                            -------------   -----------   -------------

  Total from investment     5.79            0.32          (0.84)
       operations
                            -------------   -----------   -------------

Net asset value, end of     $16.11          $10.32        $16.11
period
                            =============   ===========   =============

Total Return                56.11%          3.20%      ***(4.98%)      **
                                                        *
Ratios/Supplemental Data
Net assets, end of          $1,401          $214          $25
period (000's)
Ratio to average net
assets-
 Expenses                   16.73%          51.07%     ** 17.43%       **
 Expenses including         16.81%                        17.43%       **
soft dollars
 Expenses-net               1.87%           0.00%         2.40%        **
 Net investment income      (1.00%)         0.66%      ** (1.51%)      **
(loss)
Portfolio turnover rate     61.00%          82.00%        61.00%


* Commencement of operations January 6, 1998 for Class A shares and October 12,1999 for Class B shares.

** Annualized

***Not annualized

Average shares method used to calculate the financial highlights for Class B shares.


                    MONUMENT TELECOMMUNICATIONS FUND
                          Financial Highlights
             For a Share Outstanding Throughout The Period
-------------------------------------------------------------------------


                                   Class A Share        Class B Share
                            Year ended    Period ended  Period ended

                            October 31,     October 31,  October 31,  *
                            1999            1998*        1999
                            -------------   --------------------------
Per Share Operating
 Performance
Net asset value,
  beginning of period       $10.78          $10.00       $17.65
                            -------------   -----------  -------------

Income from investment
  operations-
  Net investment income     (0.14)          0.04         (0.02)
     (loss)
  Net realized and
      unrealized
      gain on investments    9.33            0.74         2.34
                            -------------   -----------  -------------

  Total from investment     9.19            0.78         2.32
      operations
                            -------------   -----------  -------------

Net asset value, end of     $19.97          $10.78       $19.97
      period
                            =============   ===========  =============

Total Return                85.24%          7.80%      **13.17%       ***
Ratios/Supplemental Data
Net assets, end of          $593            $181         $65
period (000's)
Ratio to average net
assets-
 Expenses                   37.06%          58.25%     **37.15%       **
 Expenses including         37.15%          58.25%     **37.15%       **
soft dollars
 Expenses-net               1.84%           0.00%        2.40%        **
 Net investment income      (1.40%)         0.70%      **(1.95%)      **
(loss)
Portfolio turnover rate     250.00%         88.00%       250.00%


* Commencement of operations January 6, 1998 for Class A shares and October 9, 1999 for Class B shares.

** Annualized

***Not annualized

Average shares method used to calculate the financial highlights for Class B shares.



                             MONUMENT INTERNET FUND
                              Financial Highlights
          For a Share Outstanding Throughout The Period
-------------------------------------------------------------------


                            Class A Shares  Class B Shares
                            Period ended    Period ended
                            October         October
                            31, 1999    *    31, 1999 *
                            ------------    ------------
Per Share Operating
 Performance
Net asset value,
  beginning of period       $10.00          $27.09
                            ------------    ------------

Income from investment
  operations-
  Net investment income     (0.58)          (0.06)
(loss)
  Net realized and
unrealized
  gain on investments       20.56           2.92
                            ------------    ------------

  Total from investment     19.98           2.86
operations
                            ------------    ------------

Net asset value, end of     $29.98          $29.95
period
                            ============    ============

Total Return                185.53%     *** 10.55%      ***
Ratios/Supplemental Data
Net assets, end of          $63,745         $1,552
period (000's)
Ratio to average net
assets
 Expenses                   2.76%       **  2.40%       **
 Expenses including         2.84%       **  2.40%       **
soft dollars
 Net investment gain        (2.45%)     **  (3.23%)     **
(loss)
Portfolio turnover rate     112.00%     *** 112.00%     ***

*Commencement of operations November 16, 1998 for A shares and October 6, 1999 for B shares.

** Annualized

***Not annualized

Average shares method used to calculate the financial highlights for Class A and B shares.




Apart from the Prospectus and the SAI, the Company's registration statement contains certain additional information that may be of interest to you. You may view that information free of charge at the SEC's public reference room in Washington, D.C., and you may, with payment of a duplicating fee, order copies of the information.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL FUND SHARES IN ANY STATE OR JURISDICTION IN WHICH THE FUNDS ARE NOT AUTHORIZED TO CONDUCT BUSINESS. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE SAI.

[Back Cover]

For more information about the Funds, you may wish to refer to the Company's Statement of Additional Information ("SAI"), dated May 15, 2000, and the Company's audited annual and unaudited semi-annual report, each of which is on file with the Securities and Exchange Commission ("SEC") and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to Monument Series Fund, Inc., 7920 Norfolk Avenue, Suite 500 Bethesda, Maryland 20814, or by calling 202-942-8090. General inquiries regarding the Funds may also be directed to the above address or telephone number, and may be found on the Company's website at http://www.monumentfunds.com. Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. The SEC maintains a website (http://www.sec.gov) that contains reports, the Prospectus, SAI, material incorporated by reference, and other information regarding the Company.












[Legend]

This Prospectus does not constitute an offer to sell fund shares in any state or jurisdiction in which the funds are not authorized to conduct business. no sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the SAI.

--------
1 The annual fund operating expenses table has been restated to reflect current fees.




                      [MONUMENT FUNDS GROUP, INC. LOGO]

                          MONUMENT SERIES FUND, INC.


                             MONUMENT INTERNET FUND
                         MONUMENT MEDICAL SCIENCES FUND
                        MONUMENT TELECOMMUNICATIONS FUND
                        MONUMENT DIGITAL TECHNOLOGY FUND
                            MONUMENT NEW ECONOMY FUND



                          Prospectus dated June 8, 2000

      This Prospectus describes the Monument Internet Fund, Monument Medical Sciences Fund, Monument Telecommunications Fund, Monument Digital Technology
Fund, and the Monument New Economy Fund (each, a "Fund"; collectively, the "Funds"). Each Fund represents a separate series of common stock of the Monument Series Fund, Inc. (the "Company"). Each series offers four classes of shares:
Class A Shares with a front-end sales charge, Class B Shares subject to a contingent deferred sales charge, Class C Shares with a reduced front-end sales charge and a contingent deferred sales charge, and Class Y Shares for certain institutional investors. Class Y Shares are offered by this prospectus. Class A Shares, B Shares and C Share are offered pursuant to a separate prospectus, which may be obtained by contacting Monument Series Fund, Inc. (See "Buying Fund Shares.")

      Monument Internet Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of Internet company equity securities.

      Monument Medical Sciences Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of medical sciences companies.

      Monument Telecommunications Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of telecommunications companies.

      Monument Digital Technology Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of companies involved in or supporting digital technology industries.

      Monument New Economy Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified blend of equity securities chosen from the Company's other Funds.

      The  U.S.   Securities  and  Exchange   Commission  has  not  approved  or
disapproved these securities or passed on the accuracy or completeness of this Prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS


The Funds
Investment Objectives
Principal Investment Strategies
Temporary Defensive Positions
Specific Risk Considerations
General Risk  Considerations
Table  of Fees and Expenses
The Company
Buying Fund Shares
Distribution  Arrangements
Exchanging Fund Shares
Redeeming Fund Shares
Dividends and Distributions
Tax Considerations
Services To Help You Manage Your Account
Proper  Form
Share  Certificates
Retirement  Plan  Accounts
Financial Highlights Information

                                    THE FUNDS

The following discussion describes the investment objectives, principal strategies and risks of each Fund. Investment objectives are fundamental policies and cannot be changed without the approval of a majority of the relevant Fund's outstanding shares. As with any mutual fund, there can be no guarantee that investment objectives will be met.


Investment Objectives

      Monument Internet Fund. The Internet Fund's investment objective is to maximize long-term appreciation of capital.

      Monument Medical Sciences Fund. The Medical Sciences Fund's investment objective is to maximize long-term appreciation of capital.

     Monument Telecommunications Fund. The Telecommunications Fund's investment objective is to maximize long-term appreciation of capital.

      Monument Digital Technology Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified portfolio of equity securities of companies involved in or supporting digital technology industries.

      Monument New Economy Fund seeks to maximize long-term appreciation of capital by investing primarily in a diversified blend of equity securities chosen from the Company's other Funds.


Principal Investment Strategies

      Internet Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies principally engaged in Internet or Internet-related businesses. A company is considered principally engaged in an Internet, Intranet or Internet-related business if at least 50% of its assets, gross income, or net profits are committed to, or derived from, the research, design, development, manufacture, or distribution of products, processes or services for use with Internet or Intranet-related businesses.

      The Internet is a global matrix of computers and computer networks connected by a high-speed infrastructure, which allows users to communicate quickly, and easily with each other. An Intranet is the application of Internet tools and concepts to a company's internal network. Currently, the most popular application on the Internet is the World Wide Web ("WWW"), a graphic-user-interface which allows information sharing and data transfer. Other Internet applications include e-mail, Intranet, extranet, and electronic commerce. Currently, development is occurring in such areas as infrastructure deployment, Internet access, content provision, data security, and electronic commerce.

      When selecting investments for the Internet Fund, Monument Advisors, Ltd., the investment advisor of each of the Funds ("Advisors") will seek to identify Internet companies that are developing new or innovative products, services, or processes that will lead to a future growth in earnings. Such companies are likely to be relatively unseasoned companies. These companies generally will have no established history of paying dividends, and any dividend income is likely to be incidental.

      Medical Sciences Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies principally engaged in research, development, production and distribution of medical products and services. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; and companies engaged in medical, diagnostic, biochemical and biotechnological research and development.

      When selecting investments for the Fund, Advisors will seek to identify medical sciences companies that it believes are likely to benefit from new or innovative products, services or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history of revenue or earnings at the time of purchase. Dividend income, if any, is likely to be incidental.

      Telecommunications Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies engaged in virtually all aspects of communications services and technologies. These companies may provide network systems and equipment; serve as public and private carriers, whether land-based, wireless or satellite, or provide or distribute value-added services or products.

      When selecting investments for the Telecommunications Fund, Advisors will seek to identify telecommunication companies that it believes are developing new or innovative products, services, or processes that can enhance the companies' prospects for future earnings growth. Some of these companies may not have an established history or revenue or earnings at the time of purchase. Dividend income, if any, is likely to be incidental.

      Digital Technology Fund. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its assets in equity securities of companies involved in or supporting digital technology industries. Digital technology industries include, but are not limited to: communications and communications equipment; computer hardware, peripherals and software; networking equipment; digital consumer electronics; semiconductors and semiconductor equipment; and other emerging technologies that utilize digital processes.

      New Economy Fund. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity securities of companies representing a diversified blend of the equity securities held by the Company's other Funds. As a nonfundamental operating policy, the Fund intends to have no more than 50% and no less than 10% of its assets in each of the industries represented by the Company's other Funds.

      When selecting investments for the New Economy Fund, Advisors will choose from among the companies that it believes are developing new or innovative products, services or processes that can enhance the companies' prospects for future earnings growth. As with the Funds from which the New Economy Fund's investments will be selected, some of the companies may not have an established history of revenue or earnings at the time the Fund becomes an investor. Dividend income, if any, is likely to be incidental.


                          TEMPORARY DEFENSIVE POSITIONS

      For temporary defensive purposes, each Fund may make investments that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If that occurs, the Fund may not achieve its investment objective. The Funds may also engage in transactions that are not part of their principal investment strategies, such as trading in derivatives, including options, and lending portfolio securities. These strategies are discussed in the Statement of Additional Information ("SAI").

                          SPECIFIC RISK CONSIDERATIONS

      Internet Fund. The Internet Fund invests primarily in companies engaged in Internet and Intranet-related activities. The value of this type of company is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the Internet Fund may experience greater volatility than funds not subject to these types of risks. The Internet Fund is diversified, and may also invest in small companies and technology and research companies, the risks of which are described below under "General Risk Considerations."

      Medical Sciences Fund. The economic prospects of health sciences companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of health services and research is funded or subsidized by the government, and so changes in government policy at the federal or state level may affect the demand for health care products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new drugs and certain medical devices may be introduced. Medical sciences companies face lawsuits related to product liability and other issues. Also, many products and services provided by medical science companies require substantial capital investment and are subject to rapid obsolescence. The Medical Sciences Fund is diversified, and may also invest in small companies and technology and research companies, the risks of which are described below under "General Risk considerations."

      Telecommunications Fund. The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. The Telecommunications Fund is diversified, and may also invest in small companies, the risks of which are described below under "General Risk Considerations".

      Digital Technology Fund. The companies in which the Digital Technology Fund invest are vulnerable to rapid changing technology and government regulation. Moreover, the competitive nature of this industry may cause many company's products or services to become obsolete from competitors technological advances. Therefore, the Digital Technology Fund may experience greater volatility than funds not subject to these types of risks. The Digital Technology Fund is diversified, and may also invest in small companies, the risks of which are described below under "General Risk Considerations".

      New Economy Fund.   The New Economy Fund shares the specific
risk considerations of each of the other Monument Funds.

                           GENERAL RISK CONSIDERATIONS

      Small Companies. Each of the Funds may invest in companies with small market capitalization (i.e., less than $500 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (1) they may lack depth of management; (2) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

      Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Digital Technology, Internet, Medical Sciences, New Economy and Telecommunications Fund shares to be more volatile than the shares of mutual fund investing primarily in larger company stocks.

      Technology And Research Companies. Consistent with its investment objective, each of the Funds expects to invest a portion of its assets in securities of companies involved in biological technologies, computing technologies, or communication technologies (collectively, "technology sectors"), and companies related to these industries. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. Advisors will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

      Industry Concentration. Each Fund may invest more than 25% of its assets in what may be considered a single sector. Accordingly, each Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that diversify to a greater extent.

      Other  Investments.  In addition to the  investment  strategies  described above, each of the Funds may engage in other strategies such as derivatives, securities lending and foreign investing. Investments in derivatives, such as options, can significantly increase a Fund's exposure to market risk or credit risk of the counterparty, as well as improper valuation and imperfect correlation. The risk in lending portfolio securities, as with other extensions of secured credit, consists of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Foreign investing involves currency risk and the possibility of adverse change in the investment or political climate of the jurisdiction in which the securities are sold. The Funds currently do not intend to purchase foreign securities, and take advantage of investments in overseas businesses through the purchase of American Depositary Receipts. See the SAI for more detail.

The following information reflects the performance for Class A Shares of the Fund, which are offered pursuant to a different prospectus and which have a longer operating history than Class Y Shares. Class Y Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses. In the case of Class Y Shares, the Class Y Share returns would likely be slightly higher due to the lower level of expenses applied to the class.

                    [INTERNET FUND A SHARE GRAPH]

*During the period shown in the bar chart the highest return for a calendar quarter was 91.86% (quarter ending 3/31/99) and the lowest return for a calendar quarter was 1.17% (quarter ending 9/30/99).

Past performance is not predictive of future performance. Performance figures do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. The Monument Internet Fund A Shares currently charge a maximum sales charge of 5.75%, reduced sales charges may apply. Had the sales charge been included, returns would have been less than those shown.


-------------------------------------------------------------
Average Annual Total Returns

-------------------------------------------------------------
-------------------------------------------------------------
 (for the periods ended December 31, 1999)
-------------------------------------------------------------
-------------------------------------------------------------
                                            Since inception
-------------------------------------------------------------
-------------------------------------------------------------
                              1 Year      (November 16, 1998)
-------------------------------------------------------------
-------------------------------------------------------------
Monument Internet             271.74%         313.65%
Fund Class A
-------------------------------------------------------------
-------------------------------------------------------------
S&P 500                        20.98%          27.29%
-------------------------------------------------------------
-------------------------------------------------------------
Inter@ctive                   167.57%         236.52%
-------------------------------------------------------------

The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

      The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware, The index was developed with a base value of 66.66 as of August 15, 1995. Effective on March 22, 1999, there was a 3-1 split of the index.

                   [MEDICAL SCIENCES FUND A SHARE GRAPH]


*During the period shown in the bar chart the highest return for a calendar quarter was 33.25%
   (quarter ending 12/31/99) and the lowest return for a calendar quarter was 6.56% (quarter ending 9/30/99).

Past performance is not predictive of future performance. Performance figures do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. The Monument Medical Sciences Fund A Shares currently charge a maximum sales charge of 5.75%, reduced sales charges may apply. Had the sales charge been included, returns would have been less than those shown.

--------------------------------------------------------
  Average Annual Total Returns

--------------------------------------------------------
--------------------------------------------------------
 (for the periods ended December 31, 1999)
--------------------------------------------------------
--------------------------------------------------------
                                       Since  inception
--------------------------------------------------------
--------------------------------------------------------
                           1 Year      (January 6, 1998)
--------------------------------------------------------
--------------------------------------------------------
Monument Medical Sciences  66.96%         42.45%
Fund Class A
--------------------------------------------------------
--------------------------------------------------------
S&P 500                    19.47%         24.40%
--------------------------------------------------------
--------------------------------------------------------
Russell 2000               21.29%          9.48%
--------------------------------------------------------

The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

               [TELECOMMUNICATIONS FUND A SHARE GRAPH]

*During the period shown in the bar chart the highest return for a calendar quarter was 57.35% (quarter ending 12/31/99) and the lowest return for a calendar quarter was (.98%) (quarter ending 3/31/99).

Past performance is not predictive of future performance. Performance figures do not include deduction of the maximum applicable sales charge of 4.75%, which was in effect during the performance period. The Monument Telecommunications Fund A Shares currently charge a maximum sales charge of 5.75%, reduced sales charges may apply. Had the sales charge been included, returns would have been less than those shown.

------------------------------------------------------------
    Average Annual Total
          Returns

------------------------------------------------------------
------------------------------------------------------------
  (for periods ended December 31, 1999)    Since inception
------------------------------------------------------------
------------------------------------------------------------
                             1 Year         (January 6, 1998)
------------------------------------------------------------
------------------------------------------------------------
Monument Telecommunications   90.58%         56.05%
Fund Class A
------------------------------------------------------------
------------------------------------------------------------
S&P 500                       20.98%         25.19%
------------------------------------------------------------
------------------------------------------------------------
NASDAQ Telecommunications    102.47%         82.79%
------------------------------------------------------------


The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NASDAQ Telecommunications Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the telecommunications sector. The index was developed with a base value of 100 as of February 5, 1971.

                           TABLE OF FEES AND EXPENSES

      The following table is designed to help you understand the fees and expenses that you may pay, both directly and indirectly, by investing in the Funds.

Shareholder Fees
(fees paid directly from your investment)           Class
                                                                               Y

Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None
Maximum Sales Charge (Load) Imposed on Reinvested   None
Dividends and Distributions
Redemption Fees                                     None
Exchange Fees                                       None


Annual Fund Operating Expenses1
(expenses that are deducted from fund assets as a percentage of average net assets)

                          Internet  Medical  Telecom  Digital    New
                            Fund   Sciences    Fund   TechnologEconomy
                                     Fund               Fund    Fund
                          ---------------------------------------------
                          ---------------------------------------------

Advisory Fee               1.25%    1.25%     1.25%    1.25%    1.25%
Distribution (12b-1)        None     None      None     None    None
Fees
Other Expenses
Total Annual Fund
Operating Expenses
Fee Waivers and/or
Expense Reimbursements
Net Expenses

-------------------


      Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds with similar investment objectives. The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the relevant class remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                  1 Year*:     3 Years*:     5 Years*:    10 Years*:
                    Class        Class         Class         Class


Internet
Medical Sciences
Telecommunications
Digital Technology
New Economy



                                   THE COMPANY

      The Company. Monument Series Fund, Inc. is a an open-end management investment company registered with the Securities and
Exchange Commission ("SEC").   The Company was originally organized
as a Maryland corporation on April 7, 1997, and converted to a Delaware business trust effective May 15, 2000.

      The Advisor.   Monument Advisors, Ltd.  ("Monument Advisors"
or "Advisors") serves as each Fund's investment advisor and provides overall management of the Company's business affairs. See "Investment Advisory and Other Services" in the SAI.

      Monument Advisors, located at 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc., which in turn is principally-owned and controlled by David A. Kugler, President and a director of both Advisors and the Company. Monument Advisors also manages the portfolio investments of qualified individuals, retirement plans, and trusts. As of March 31, 2000, Advisors managed or supervised in excess of $400 million in assets.


      Portfolio Managers. Advisors uses a team approach to Management of the Internet, Medical Sciences and New Economy
Funds.  The team serves under the direction of _____________.

      J. Michael Gallipo, CFA, serves as the portfolio manager of the Telecommunications and Digital Technology Funds. Mr. Gallipo has over four years of investment experience and joined Advisors in August 1999. Prior to joining Advisors, Mr. Gallipo was an investment analyst at Van Eck Associates Corp. Mr. Gallipo also served previously as a compliance analyst for Van Eck and as a legal assistant for Brown & Wood, LLP.

      Principal Underwriter. Monument Distributors, Inc., located at 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc. and an affiliate of Monument Advisors, and serves as the principal underwriter of each Fund. David A. Kugler and Peter L. Smith are officers of both the Company and Monument Distributors.


                               BUYING FUND SHARES

      Share Class Alternatives. The Fund offers investors four different classes of shares. Class Y Shares are offered by this Prospectus. Class A, Class B and Class C Shares are offered by a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. If you do not select a class your money will be invested in Class A Shares. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial advisor to determine which class best meets your financial objectives. Additional details about each of the share class alternatives may be found below under "Distribution Arrangements."

Max. initial             None
sales charge.

See "Distribution
Arrangements" for a
schedule itemizing
reduced sales charges.

Contingent               None
deferred sales
charge ("CDSC")
imposed when
shares are
redeemed
(percentage based
on purchase
price).  Years
are based on a
twelve-month
period.

Rule 12b-1 fees.         None

See "Distribution
Arrangements" for
important information
about Rule 12b-1 fees.

Minimum            $_______________
investment.

Appropriate for:


      Share Transactions. You may purchase and redeem Fund shares, or exchange shares of one Fund for those of another, by contacting any broker authorized by the distributor to sell shares of the Company or by contacting Fund Services, Inc., the Company's transfer and dividend disbursing agent, at 1500 Forest Avenue, Suite 111, Richmond, VA 23229 or by telephoning 1-888-420-9950. A sales charge may apply to your purchase. Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker.

      Minimum Investments. Under certain circumstances the Fund may waive the minimum initial investment for purchases by officers, directors and employees of the Company, and its affiliated entities and for certain related advisory accounts, retirement accounts, custodial accounts for minors and automatic investment accounts as detailed below under "Waiver of Sales Charges."

     By Mail. You may buy shares of each Fund by sending a completed application along with a check drawn on a U.S. bank in U.S. funds, to "Monument Series Fund," c/o Fund Services, Inc., at 1500 Forest Avenue, Suite 111, Richmond, VA 23229. Fund Services, Inc. is the Company's transfer and dividend disbursing agent. See "Proper Form." Third party checks are not accepted for the purchase of Fund shares.

     By Wire. You may also wire payments for Fund shares to the wire bank account for the appropriate Fund. Before wiring funds, please call 1-888-420-9950 to advise the Fund of your investment and to receive further instructions. Please remember to return your completed and signed application to Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, VA 23229. See "Proper Form."

      Public Offering Price. When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form, as defined below under the section entitled "Proper Form." The public offering price of Class A and Class C Shares is equal to the Fund's net asset value plus the initial sales charge. The public offering price of Class B Shares is equal to the respective Fund's net asset value.

      When Shares Are Priced. Each Fund is open for business each day the New York Stock Exchange ("Exchange") is open. Each Fund determines its share price as of the close of regular trading on the Exchange, generally 4:00 p.m. EST. If you purchase your shares through a broker, the Fund will be deemed to have received your order when the order is accepted as being in proper form by the broker. However, your broker must receive your request before the close of the regular trading on the Exchange to receive that day's net asset value ("NAV").

      Net Asset Value. Each Fund's share price is equal to the NAV per share of the Fund. Each Fund calculates its NAV per share by valuing and totaling its assets, subtracting any liabilities, and dividing the remainder, called net assets, by the number of Fund shares outstanding. The value of each Fund's portfolio securities is generally based on market quotes if they are readily available. If they are not readily available, Advisors will determine their market value in accordance with procedures adopted by the Board. For information on how the Funds value their assets, see "Valuation of Fund Shares" in the SAI.


                            DISTRIBUTION ARRANGEMENTS

      If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. The following schedule governs the percentage to be received by the selling broker-dealer firm.

  Class Y Sales Charge and Broker-Dealer Commission and Service Fee

                                   Sales Charge      Broker-Dealer Percentage




After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee of 0.25%, payable quarterly.

      Right Of Accumulation. After making an initial purchase in any Monument Fund series, you may reduce the sales charge applied to any subsequent purchases. Your shares in a Fund previously purchased will be taken into account on a combined basis at the current net asset value per share of a Fund in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Fund shares that are still held in the Fund and that were sold subject to the sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number.

      Waiver of Front-End Sales Charges.  No sales charge shall apply to:

(1)   reinvestment of income dividends and capital gain distributions;

(2)   exchanges of one Fund's shares for those of another Fund;

(3) purchases of Fund shares made by current or former directors, officers, or employees of the Company, Advisors, Monument Distributors, The Monument Funds Group, Inc., or The Monument Group, Inc., and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by Distributors for its own investment account for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code ("Code"), as well as othercharitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment advisor or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker -dealer.

   Additional information regarding the waiver of sales charges may be obtained by calling 1-888-420-9950. All account information is subject to acceptance and verification by Monument Distributors.

   General. The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of any Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, Distributors until it has been confirmed in writing by Distributors and payment has been received.


Exchanging Fund Shares

      You can exchange shares of one fund for the same class of shares of any other Monument fund, under the Company's exchange privilege ("Exchange Privilege"), by submitting your order in proper form, as defined below under the section entitled "Proper Form."

      Exchange Price. Your exchange request will be processed based on the NAV of the Fund shares to be exchanged and the Fund shares to be bought, as determined after receipt of your order in proper form. Exchanges are taxable transactions. See "Additional Information on Distributions and Taxes" in the SAI.

      Contingent Deferred Sales Charges. Shareholders may exchange their shares for shares of the same class of another Monument Fund on the basis of the relative net asset value per share, without the payment of any CDSC that would otherwise be due as a result of the redemption of the outstanding shares. Class B shareholders will continue to be subject to the CDSC and automatic conversion schedules of the Fund from which shares have been redeemed, even if the CDSC and automatic conversion schedules of the Fund into which they have exchanged is lower. For the CDSC schedule see above under "Distribution Arrangements."

      Minimum Account. The minimum amount permitted for each exchange between existing accounts in the Funds for Class Y Shares is $__________. The minimum amount permitted for an exchange that establishes a new Fund account is $___________.

      Modification or Termination. Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.


Redeeming Fund Shares

      You can redeem shares of the Funds by submitting your order either through your authorized broker or by submitting it directly to the Fund, either by writing to Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, VA 23229, or by telephoning 1-888-420-9950. See "Proper Form."

      Small Account Redemptions. Due to the relatively high cost of maintaining accounts with smaller holdings, each Fund reserves the right to redeem your shares if, as a result of redemptions, the value of your account drops below each Fund's $____________ minimum balance requirement ($________ in the case of IRAs, or other retirement plans and custodial accounts). Each Fund will give you 30 days advance written notice and a chance to increase your Fund balance to the minimum requirement before the Fund redeems your shares.

      Redemption Price. Your redemption request will be processed based on the net asset value ("NAV") of the applicable Fund's shares as determined after receipt of your order in proper form, less any applicable CDSC.

      Redemption Proceeds. Redemption proceeds will generally be paid by the next business day after processing, but in no event later than three business days after receipt by the Fund's transfer agent of your redemption order in proper form. If you are redeeming shares that you just purchased and paid for by personal check, the mailing of your redemption proceeds may be delayed for up to ten (10) calendar days to allow your check to clear (this holding period does not apply to cashier's, certified, or treasurer's checks). Additionally, the Company, on behalf of each Fund, may suspend the right of redemption or postpone the date of payment during any period that the Exchange is closed, trading in the markets that a Fund normally utilizes is restricted, or redemption is otherwise permitted to be suspended by the SEC.

      Redemptions In Kind. The Company reserves the right to redeem its shares in kind. In other words, upon tendering shares of a Fund, the Fund has the right to pay you the value of your redemption in assets other than cash. The Company will, however, pay cash in response to all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 from a Fund or one percent of the net asset value of a Fund at the beginning of such period. See "Buying, Redeeming, and Exchanging Shares" in the SAI for more information.


                           DIVIDENDS AND DISTRIBUTIONS

      Each of the Funds currently intends to declare and pay dividends from net investment income, if any, on an annual basis. Each Fund currently intends to make distributions of realized capital gains, if any, on an annual basis. You may reinvest income dividends and capital gain distributions in additional Fund shares at current net asset value (i.e., without payment of a sales charge). Each of the Funds declares and pays income dividends from its net investment income, usually in December. Capital gains distributions, if any, are also made in December.

      Income dividends and capital gain distributions are calculated and distributed the same way for each Fund. The amount of any income dividends will differ as a result of the individual investment strategies of each Fund. Income dividend payments are not guaranteed, are subject to the Board's discretion, and may vary from time to time. None of the funds pays "interest" or guarantees any fixed rate of return on an investment in its shares.

      Each Fund will automatically reinvest any income dividends and capital gains distributions in additional shares of the Fund unless you select another option on your application. You may change your distribution option at any time by notifying the transfer agent by mail at 1500 Forest Avenue, Suite 111, Richmond, VA, 23229.Please allow at least seven days prior to the record date for us to process the new option.

                               TAX CONSIDERATIONS

      The Funds. Each Fund intends to qualify for special tax treatment afforded to regulated investment companies under the Code. To establish and continue its qualification, each Fund intends to diversify its assets as the Code requires. Each Fund also intends to distribute substantially all of its net investment income and capital gains to its shareholders to avoid federal income tax on the income and gains so distributed.

      Shareholders. For federal income tax purposes, any income dividend that you receive from the Funds, as well as any net short term capital gain distribution, is generally taxable to you as ordinary income whether you have elected to receive it in cash or in additional shares.

      Distributions of net long-term capital gains are generally taxable to you as long-term capital gains, regardless of how long you have owned your Fund shares and regardless of whether you have elected to receive such distributions in cash or in additional shares.

      Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and currently intends to do so if possible. These deductions or credits may be subject to tax law limitations. Generally, distributions are taxable to you for the year in which they are paid. In addition, certain distributions that are declared in October, November or December, but which, for operational purposes, are paid the following January, are taxable as though they were paid by December 31st of the year in which they are declared.

      Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss.

      Tax Information. The Funds will advise you promptly, after the close of each calendar year, of the tax status for federal income tax purposes of all income dividends and capital gain distributions paid for such year.

      The foregoing is only a general discussion of applicable federal income tax provisions. For further information, see "Additional Information on Distributions and Taxes" in the SAI. You should consult with your tax advisor about your particular tax situation.


              SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

      Automatic Investment Plan. Our automatic investment plan offers a convenient way to invest in the Funds. Under the plan, you can automatically transfer money from your checking account to the Fund(s) each month to buy additional shares. If you are interested in this plan, please refer to the automatic investment plan application. The value of the Funds' shares will fluctuate and the systematic investment plan will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying the transfer agent by mail.

      Telephone Transactions. You may redeem shares of a Fund, or exchange shares of one Fund for that of another Fund, by telephone. Please refer to the sections of this Prospectus that discuss the transaction you would like to make, or call 1-888-420-9950. We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal or other identifying information, and may also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to send written instructions to us, as described elsewhere in this Prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

      Statements And Reports. You will receive transaction confirmations and account statements on a regular basis. Confirmations and account statements will reflect transactions in your account, including additional purchases and reinvestments of income dividends and capital gain distributions. Please verify the accuracy of your statements when you receive them. You will also receive semi-annual financial reports for each Fund in which you have invested. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Please call 1-888-420-9950 if you would like an additional free copy of the Funds' financial reports.


Proper Form

Your order to buy shares is in proper form when your completed and signed shareholder application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

      Written Instructions. Registered owners must sign any written instructions. To avoid any delay in processing your transaction, such instructions should include:

o     your name,
o     the Fund's name,
o     a description of the request,
o     for exchanges, the name of the Fund into which you are exchanging,
o     your account number, - the dollar amount or number of shares, and
o     your daytime or evening telephone number.

   Signature Guarantees. For our mutual protection, we require a signature guarantee in the following situations:

o     if you wish to redeem over $50,000 worth of shares,
o if you want redemption proceeds to be paid to someone other than the registered owners,
o if you want redemption proceeds to be sent to an address other than the address of record, a preauthorized bank account, or a preauthorized brokerage firm account,
o if we receive instructions from an agent, not the registered owners, or -if we believe a signature guarantee would protect us against potential claims based on the instructions received.

   A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

   Share Certificates. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. The Company reserves the right to issue share certificates on behalf of each of the Funds at any time.

   Retirement Plan Accounts. You may not change distribution options for retirement plan accounts by telephone. While you may sell or exchange shares by phone, certain restrictions may be imposed on other retirement plans. To obtain any required forms or more information about distribution or transfer procedures, please call 1-888-420-9950.

                  FINANCIAL HIGHLIGHTS INFORMATION

      The financial highlights table is intended to help you understand the Company's financial performance for the period January 6, 1998 to October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent public accountants for each of the Funds. The report of Deloitte & Touche LLP on the financial statements of each of the Funds appears in the Company's Annual Report, which is incorporated by reference into the SAI and is available upon request. The information that follows should be read in conjunction with the financial statements contained in the Company's annual report.

                       MONUMENT MEDICAL SCIENCES FUND
                            Financial Highlights
                For a Share Outstanding Throughout The Period
------------------------------------------------------------------------------


                                  Class A Shares         Class B Shares
                             Year ended     Period ended Period ended
                            October 31,      October 31,  October 31,
                                1999            1998*         1999 *
                            -------------   ---------------------------
Per Share Operating
Performance
Net asset value,            $10.32          $10.00        $16.95
beginning of period

                            -------------   -----------   -------------

Income from investment
operations-

   Net investment           (0.10)          0.04          (0.01)
income (loss)
   Net realized and
unrealized
  gain on investments        5.89           0.28          (0.83)
                           -------------   -----------   -------------

  Total from investment     5.79            0.32          (0.84)
operations
                            -------------   -----------   -------------

Net asset value, end of     $16.11          $10.32        $16.11
period
                            =============   ===========   =============

Total Return                56.11%          3.20%      ***(4.98%)      **
Ratios/Supplemental Data
Net assets, end of          $1,401          $214          $25
period (000's)
Ratio to average net
assets-
 Expenses                   16.73%          51.07%     ** 17.43%       **
 Expenses including         16.81%                        17.43%       **
soft dollars
 Expenses-net               1.87%           0.00%         2.40%        **
 Net investment income      (1.00%)         0.66%      ** (1.51%)      **
(loss)
Portfolio turnover rate     61.00%          82.00%        61.00%


* Commencement of operations January 6, 1998 for Class A shares and October 12,1999 for Class B shares.

** Annualized

***Not annualized

Average shares method used to calculate the financial highlights for Class B shares.


                    MONUMENT TELECOMMUNICATIONS FUND
                          Financial Highlights
             For a Share Outstanding Throughout The Period
-------------------------------------------------------------------------


                                 Class A Share           Class B  Share
                            Year ended      Period ended Period ended
                            October 31,     October 31,  October 31,
                            1999            1998*        1999  *
                            -------------   --------------------------
Per Share Operating
 Performance
Net asset value,
  beginning of period       $10.78          $10.00       $17.65
                            -------------   -----------  -------------

Income from investment
  operations-
  Net investment income     (0.14)          0.04         (0.02)
(loss)
  Net realized and
unrealized
  gain on investments       9.33            0.74         2.34
                            -------------   -----------  -------------

  Total from investment     9.19            0.78         2.32
operations
                            -------------   -----------  -------------

Net asset value, end of     $19.97          $10.78       $19.97
period
                            =============   ===========  =============

Total Return                85.24%          7.80%      **13.17%       ***
Ratios/Supplemental Data
Net assets, end of          $593            $181         $65
period (000's)
Ratio to average net
assets-
 Expenses                   37.06%          58.25%     **37.15%       **
 Expenses including         37.15%          58.25%     **37.15%       **
soft dollars
 Expenses-net               1.84%           0.00%        2.40%        **
 Net investment income      (1.40%)         0.70%      **(1.95%)      **
(loss)
Portfolio turnover rate     250.00%         88.00%       250.00%


* Commencement of operations January 6, 1998 for Class A shares and October 9, 1999 for Class B shares.

** Annualized

***Not annualized

Average shares method used to calculate the financial highlights for Class B shares.



                             MONUMENT INTERNET FUND
                              Financial Highlights
          For a Share Outstanding Throughout The Period
-------------------------------------------------------------------


                            Class A Shares  Class B Shares
                            Period ended    Period ended
                            October        October
                            31, 1999        31, 1999
                            ------------    ------------
Per Share Operating
 Performance
Net asset value,
  beginning of period       $10.00          $27.09
                            ------------    ------------

Income from investment
  operations-
  Net investment income     (0.58)          (0.06)
(loss)
  Net realized and
unrealized
  gain on investments       20.56           2.92
                            ------------    ------------

  Total from investment     19.98           2.86
operations
                            ------------    ------------

Net asset value, end of     $29.98          $29.95
period
                            ============    ============

Total Return                185.53%     *** 10.55%      ***
Ratios/Supplemental Data
Net assets, end of          $63,745         $1,552
period (000's)
Ratio to average net
assets
 Expenses                   2.76%       **  2.40%       **
 Expenses including         2.84%       **  2.40%       **
soft dollars
 Net investment gain        (2.45%)     **  (3.23%)     **
(loss)
Portfolio turnover rate     112.00%     *** 112.00%     ***

*Commencement of operations November 16, 1998 for A shares and October 6, 1999 for B shares.

** Annualized

***Not annualized

Average shares method used to calculate the financial highlights for Class A and B shares.




Apart from the Prospectus and the SAI, the Company's registration statement contains certain additional information that may be of interest to you. You may view that information free of charge at the SEC's public reference room in Washington, D.C., and you may, with payment of a duplicating fee, order copies of the information.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL FUND SHARES IN ANY STATE OR JURISDICTION IN WHICH THE FUNDS ARE NOT AUTHORIZED TO CONDUCT BUSINESS. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE SAI.

[Back Cover]

For more information about the Funds, you may wish to refer to the Company's Statement of Additional Information ("SAI"), dated May 15, 2000, and the Company's audited annual and unaudited semi-annual report, each of which is on file with the Securities and Exchange Commission ("SEC") and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to Monument Series Fund, Inc., 7920 Norfolk Avenue, Suite 500 Bethesda, Maryland 20814, or by calling 202-942-8090. General inquiries regarding the Funds may also be directed to the above address or telephone number, and may be found on the Company's website at http://www.monumentfunds.com. Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. The SEC maintains a website (http://www.sec.gov) that contains reports, the Prospectus, SAI, material incorporated by reference, and other information regarding the Company.












[Legend]

This Prospectus does not constitute an offer to sell fund shares in any state or jurisdiction in which the funds are not authorized to conduct business. no sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the SAI.

--------
1 The annual fund operating expenses table has been restated to reflect current fees.
20

                           MONUMENT SERIES FUND, INC.

                             MONUMENT INTERNET FUND
                         MONUMENT MEDICAL SCIENCES FUND
                        MONUMENT TELECOMMUNICATIONS FUND
                        MONUMENT DIGITAL TECHNOLOGY FUND
                            MONUMENT NEW ECONOMY FUND

       STATEMENT OF ADDITIONAL INFORMATION DATED _______, 2000

This Statement of Additional Information ("SAI") is not a Prospectus. It contains additional information that you should read in conjunction with the prospectus, dated _______, 2000 ("Prospectus"), for the Monument Series Fund, Inc. Capitalized terms appearing in this SAI that are not otherwise defined in this document have the same meaning given to them in the Prospectus. You may obtain a copy of the Prospectus by writing Monument Series Fund, Inc. 7920 Norfo1k Avenue, Suite 500, Bethesda, Maryland 20814, or by calling (888) 420-9950.


                                TABLE OF CONTENTS

Investment Policies...........................................
Potential Risks...............................................
Investment Restrictions.......................................
Trustees and Officers.........................................
Committees Established by the Board of Trustees...............
Principal Holders of Securities...............................
Investment Advisory and Other Services........................
Portfolio Transactions and Brokerage..........................
Further Description of the Company's Shares...................
Buying, Redeeming, and Exchanging Shares......................
Valuation of Fund Shares......................................
Additional Information On Distributions and Taxes.............
Performance Information.......................................
Performance Comparisons.......................................
Financial Information.........................................

THE COMPANY. Effective ______, 2000, the Company became a Delaware business trust. It was previously organized as a Maryland corporation on April 7, 1997. The Company is registered with the SEC as a open-end management investment company. Each of its Funds is diversified. The Company currently offers, on a continuous basis, the common stock of five series: Monument Internet Fund, Monument Medical Sciences Fund, Monument Telecommunications Fund, Monument Digital Technology Fund, and Monument New Economy Fund. Each series is authorized to offer four separate classes of shares:

>> Class A Shares imposing a front-end sales charge up to a maximum of 5.75%, and a sales charge of 1% if shares are redeemed within the first year after purchase;

>> Class B Shares charging a maximum back-end sales charge of 5% if redeemed within six years of purchase, carrying a higher Rule 12b-1 fee than Class A Shares but converting to Class A Shares in approximately eight years after purchase;

>> Class C Shares charging a front-end sales charge of 1%, and a sales charge of 1% if shares are redeemed within the first year after purchase, and carrying a higher Rule 12b-1 fee than Class A Shares with no conversion feature; and

>>    Class Y Shares for certain institutional investors.

The Company may offer additional series or classes of shares in the future.

When issued, shares of each Fund are fully-paid, non-assessable, and have equal rights as to redemption and participation in income dividends, earnings, and assets remaining in liquidation. Shareholders have no preemptive or conversion rights.

                         INVESTMENT STRATEGIES AND RISKS

The Prospectus describes the fundamental investment objectives and certain investment policies and restrictions applicable to each Fund. The following is additional information for your consideration.

DEPOSITARY RECEIPTS. Each of the Funds may invest on a global basis to take advantage of investment opportunities both within the U.S. and other countries. The Funds will buy foreign securities indirectly through the use of depositary receipts. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), and other similar depositary receipts to the extent they are traded in the U.S. market in U.S. currency. ADRs are issued by an American bank or trust company and evidence ownership of underlying securities of a foreign company. The foreign country may withhold taxes on dividends or distributions paid on the securities underlying ADRs, thereby reducing the dividend or distribution amount received by shareholders.

Unsponsored ADRs are issued without the participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs. Holders of unsponsored ADRs generally bear all the costs of the ADR facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

FOREIGN SECURITIES.

General. Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a United States issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in foreign securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of foreign securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than United States markets and a Fund's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable United States companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities, and those levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Fund.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Funds will invest only in securities denominated in foreign currencies that are fully exchangeable into United States dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in United States and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds. Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Market Securities" below for information on additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in United States dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market and certain other regions are subject to more specific risks.

Emerging Markets. Investments in emerging market country securities involve special risks. The economies, markets and political structures of emerging market countries generally do not compare favorably with those of the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier than U.S. investments, and pricing may be more volatile. Emerging market economies are less well developed and less diverse than those of more developed countries, and more vulnerable to
circumstances   relating  to  international  trade,  trade  barriers  and  other protectionist or retaliatory measures. Many countries are also subject to inflation, recession, high levels of national debt, currency exchange problems and government instability. In addition, governmental authorities may choose not to repay debt, and the relative size of the debt service burden to the economy may be excessive. Investments in some countries may be deemed speculative. Under such circumstances, a Fund may have limited legal recourse against the issuer or guarantor. The ability to seek recourse in a foreign jurisdiction may be influenced by the current political climate.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with that Fund's investment objective, and has authorized such securities to be considered liquid to the extent Advisors determines that there is a liquid institutional or other market for such securities -- for example, restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933 ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review any determination by Advisors to treat a restricted security as a liquid security on an ongoing basis, including Advisors' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, Advisors and the Board of Trustees will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to buy or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; (4) the nature of the security and marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) other such factors as Advisors may determine to be relevant.

OPTIONS. The Funds may purchase put and call options and engage in the writing of covered call options and put options on securities that meet each Fund's investment criteria, and may employ a variety of other investment techniques, such as options on futures. The Funds will engage in options transactions only to hedge existing positions, and not for purposes of speculation or leverage. As described below, the Funds may write "covered options" on securities in standard contracts traded on national exchanges, or in individually-negotiated contracted traded over-the-counter for the purpose of receiving the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

BUYING CALL AND PUT OPTIONS. Each Fund may purchase call options. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Each Fund may purchase put options. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

WRITING (SELLING) CALL AND PUT OPTIONS. Each Fund may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. Each Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, the Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus, during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Fund's ability to close out options it has written.

Each Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a Fund's ability to close out options it has written.

The writer of an option who wishes to terminate his or her obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Fund to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. A Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

WRITING OVER-THE-COUNTER ("OTC") OPTIONS. A Fund may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission ("SEC") has been deemed to have taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Funds will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Fund.

FUTURES CONTRACTS. Each Fund may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index. A Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Fund's net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

RISKS ASSOCIATED WITH OPTIONS AND FUTURES. Although each Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period. A Fund also retains the risk of loss if the price of the security declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund's portfolio securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's Portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such a contract. Successful use of futures contracts depends upon Advisors' ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that Advisors' judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. Repurchase agreements allow a Fund to acquire ownership of a debt security which the seller agrees (at the time of the sale) to repurchase at a mutually agreed upon time and price. The security's yield during the Fund's holding period is thus predetermined.

SECURITIES LOANS. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under a Portfolio's investment program.

While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote.

REPURCHASE AGREEMENTS. Although each Fund will enter into repurchase agreements only with institutions that Advisors believes present minimal credit risks, it is conceivable that a repurchase agreement issuer could seek relief under bankruptcy laws or otherwise default on its obligations under its repurchase agreement. In that event, a Fund could experience both delays in liquidating the underlying securities, and losses including: (1) a possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto;
(2) possible subnormal levels of income and lack of access to income during this period; (3) a possible loss on the sale of the underlying collateral; and (4) the expense of enforcing its rights.

SECURITIES LOANS. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by Advisors to be of good standing and will not be made unless, in the judgment of Advisors, the consideration to be earned from such loans would justify the risk.

WARRANTS. Each Fund may invest in warrants. A warrant is a security that gives the holder the right, but not the obligation, to purchase a given number of shares of a particular company at a fixed price within a certain period of time. Warrants generally trade in the open market and may be sold rather than exercised.

The purchaser of a warrant expects the market price of the security underlying the warrant to exceed the purchase price of the warrant plus the exercise price of the warrant, thus yielding a profit. It is possible, however, that the market price of the security underlying a warrant will not exceed the exercise price of the warrant before the expiration date. Consequently, the purchaser of a warrant risks the loss of the entire purchase price. Price movements in the security underlying a warrant are generally not as great as the warrant's price movements. Therefore, the price of a warrant tends to be more volatile and may not correlate exactly to the price of its underlying security.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Company has adopted the following restrictions as fundamental policies for each Fund. These restrictions may not be changed for any given Fund without the approval of the lesser of (1) more than 50% of the outstanding voting securities of the Fund or (2) 67% or more of the voting securities present at a shareholder meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy, or as otherwise provided by law, governing documentation or applicable interpretation. Under the restrictions, each Fund MAY NOT:

1. with respect to 75% of the Fund's assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer;

2. with respect to 75% of the Fund's assets, purchase more than 10% of the outstanding voting securities of any issuer;

3. issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings;

4. make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements;

5. borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). As a nonfundamental operating policy, no Fund will purchase securities when its borrowings exceed 5% of its total assets;

6. underwrite the securities of other issuers, except to the extent that (in connection with the disposition of portfolio securities) the Fund may be deemed to be an underwriter for purposes of the 1933 Act;

7. invest in securities for the purpose of exercising management or control of the issuer, except that each Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act, regulations thereunder, or applicable exemptions;

8. purchase or sell commodity contracts, except that each Fund may (as appropriate and consistent with its investment objectives and policies) enter into financial futures contracts, options on such futures contracts, forward foreign currency exchange contracts, forward commitments, and repurchase agreements;

9. or sell real estate or any interest therein, except that each Fund may (as appropriate and consistent with its investment objectives and policies) invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities; or

10. in the securities of other investment companies, except that each Fund may acquire securities of another investment company pursuant to a plan of reorganization, merger, consolidation or acquisition, or except where the Fund would not own, immediately after the acquisition, securities of other investment companies which exceed in the aggregate: (1) more than 3% of the issuer's outstanding voting stock; (2) more than 5% of the Fund's total assets,; and (3) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets, or except as otherwise permitted by the 1940 Act and the regulations thereunder or exemptions therefrom.

Nonfundamental Investment Policies

In addition to the fundamental policies identified above, it is the present operating policy of each Fund (which may be changed without shareholder approval) not to:

1. pledge, mortgage or hypothecate its assets as security for loans, or engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of a money market mutual fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments);

2. invest more than 5% of its net assets (valued at the lower of cost or market) in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange; or

3. engage in short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold.

PORTFOLIO TURNOVER. There are no limitations on the length of time that a Fund must hold a portfolio security. A Fund may sell a portfolio security and reinvest the proceeds whenever Advisors deems such action prudent from the viewpoint of a Fund's investment objective. A Fund's annual portfolio turnover rate may vary significantly from year to year. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of a Fund's distributions constituting taxable capital gains may increase. Monument Advisors does not expect the annual portfolio turnover rates for a Fund to exceed 120%.

                              TRUSTEES AND OFFICERS

The Board of Trustees has the responsibility for the overall management of the Company, including general supervision and review of its investment activities. The Board of Trustees also elects the officers of the Company, who are responsible for administering day-to-day operations. Affiliations for the Officers and Board of Trustees (including principal occupations for the past five years) are shown below. Members of the Board of Trustees who are considered "interested persons" of the Company under the 1940 Act are indicated by as asterisk (*).

Name (Age)        Position      Principal Occupation During the
Address           Held with     Past Five Years
                  Company
--------------------------------------------------------------------
--------------------------------------------------------------------

*David A. Kugler  Trustee,      President and Director, The
(40)              President     Monument Group, Inc. (a holding
7920 Norfolk      and           company); Monument Funds Group,
Avenue            Treasurer,    Inc. (a mutual funds development
Suite 500         1997 -        company); Monument Advisors, Ltd.;
Bethesda, MD      present       Monument Distributors, Inc.;
20814                           Monument Shareholder Services,
                                Inc., 1997 - present; Account Vice
                                President, Paine Webber, Inc.,
                                1994 - 1997; Financial Consultant,
                                Merrill Lynch & Co., 1990 - 1994.

Peter L. Smith    Vice          Senior Vice President and
(68)              President     Secretary, The Monument Group,
7920 Norfolk      and           Inc.; Monument Funds Group, Inc.;
Avenue            Assistant     Monument Advisors, Ltd.; Monument
Suite 500         Secretary     Distributors, Inc.; Monument
Bethesda, MD                    Shareholder Services, Inc., 1998 -
20814                           present; Special Investigator
                                (Senior Examiner), National
                                Association of Securities Dealers
                                Regulation, Inc., District 10 (New
                                York City), 1997 - 1998; Senior
                                Staff Accountant, Office of
                                Compliance and Examinations, U.S.
                                Securities and Exchange
                                Commission, Washington, D.C., 1974
                                - 1997.

G. Frederick      Trustee,      Business Manager, Trinity
White II (46)     Secretary     Episcopal Parish, 1997 - present;
3107 Albemarle                  Management Consultant, Small
Road                            Business Management, 1985 - 1996.
Wilmington, DE
19808

Francine F. Carb  Trustee       President, Markitects, Inc.
(41)                            (marketing consulting), 1994 -
421 Woodland                    present; Francine Carb &
Circle                          Associates (marketing consulting),
Radnor, PA  19087               1992 - 1994.

Victor Dates (62) Trustee       Adjunct Professor, Coppin State
2107 Carter Dale                College, 1998 - present; Assistant
Road                            Professor, Howard University, 1988
Baltimore, MD                   - 1998.
21209

------------------
Name (Age)        Position      Principal Occupation During the
Address           Held with     Past Five Years
                  Company
--------------------------------------------------------------------
--------------------------------------------------------------------

George DeBakey    Trustee       Director, Business Development,
(50)                            Technolognet.com, 2000 - present;
19 Blue Hosta Way               Director of International
Rockville, MD                   Operations, ESI International,
20850                           Inc., 1998 - 1999; Instructor,
                                American University, 1992 - 1998.

------------------
------------------
David Gregg III   Trustee       Chairman, Gator Broadcasting
(67)                            Corp., 1986 - present; Managing
2200 Clarendon                  Director, Pierce Financial Corp.,
Blvd.                           1984 - present.
Suite 1410
Arlington, VA
22201

------------------
Ivan Inerfeld     Trustee       Chairman, Interactive Enterprises,
(58)                            Ltd., 1999 - present; Independent
625 Twin Arch                   investor and consultant, 1998 -
Lane                            present; Principal, Internet
Bryn Mawr, PA                   Capital Group, LLP, 1996 - 1997;
19010                           Independent consultant (mergers
                                and acquisitions), 1995 - 1996;
                                CEO, Regal Communications Corp.,
                                1994 - 1995; Senior Partner and
                                Director of Mergers and
                                Acquisitions, Coopers & Lybrand,
                                1988 - 1994; Senior Partner and
                                National Director of the Media
                                Industry Practice, Touche Ross &
                                Co., 1984 - 1988.

------------------
Rhonda Wiles      Trustee       Director of Development, Futures
Roberson, Esq.                  Industry Institute, 1999 -
(48)                            present; Senior Vice President,
2001                            Institutional Funding and
Pennsylvania                    Development, Hispanic Radio
Ave., N.W.,                     Network, Inc., 1998 - 1999;
Suite 600                       Principal, RWR Consults (Business
Washington,                     Advisors), 1995 - present;
D.C.  20006                     Counsel, NAPWA Services
                                (pharmaceutical company) 1995;
                                Associate General Counsel, Calvert
                                Group, Ltd. (mutual fund sponsor),
                                1990 - 1993.


Trustees and officers of the Company who are affiliated with Advisors and/or Distributors receive no remuneration from the Company. Each Trustee who is not an interested person of the Company receives a fee of $2,000 annually, plus an additional fee of $500 per day for attendance at any meeting of the Board of Trustees or one of its committees (including any meeting held by telephonic conference). Trustees also receive reimbursement for any expenses incurred in attending board and committee meetings. The Board of Trustees generally meets quarterly.

In addition, those Trustees and officers of the Company who are also shareholders of The Monument Group, Inc., the parent company of Advisors and Distributors, may also receive indirect remuneration by virtue of their indirect interests in Advisors and Distributors, respectively.

Trustee White provided business consultation services to Monument Advisors on two limited projects in 1997 for compensation totaling less than $1,500.

           COMMITTEES ESTABLISHED BY THE BOARD OF TRUSTEES

The Company has an Audit Committee, an Executive Committee, a Pricing and Investment Committee, and a Nominating Committee. The duties of these four Committees and their present membership are as follows:

AUDIT COMMITTEE: The Audit Committee assists the Board of Trustees in fulfilling its responsibilities for the Company's accounting and financial reporting practices, and acts as a liaison between the Board of Trustees and Deloitte & Touche LLP, the Company's independent public accountant. Trustees Carb, Dates, DeBakey, White, and Wiles-Roberson are members of the Audit Committee.

EXECUTIVE COMMITTEE: The Executive Committee may exercise its powers during those intervals between meetings of the full Board of Trustees. The Executive Committee possesses all of the powers of the Board of Trustees in the management of the Company except as to those matters that specifically require action by the Board of Trustees. Trustees Kugler and Wiles-Roberson are members of the Executive Committee.

PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee determines in good faith a fair value for any of the Company's portfolio investments that do not have a readily available market quotation or sales price. The Committee then presents such valuations and the basis therefor at the next meeting of the Board of Trustees for their good faith confirmation or change. Trustee Kugler is a member of the Pricing and Investment Committee. Alexander Cheung, an employee of Monument Advisors, is also a member of the Pricing and Investment Committee.

NOMINATING COMMITTEE: The Nominating Committee nominates candidates for election to the Board of Trustees, whether such candidates be interested or non-interested persons of the Company. Trustees Carb, Dates, DeBakey, White, and Wiles-Roberson are members of the Nominating Committee.


                         PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2000, Samuel M. Hunn of 7909 Hermitage Road, Richmond, Virginia, 23228, owned (both record and beneficially) ___% of the Medical Sciences Fund Class A shares.

As of March 31, 2000, U.S. Clearing Corp., 26 Broadway, New York, N.Y. 10004 owned of record: ___% of the Medical Sciences Fund Class A Shares; ___% of the Medical Sciences Fund Class B Shares; and ___% of the Telecommunications Fund Class A Shares.

As of March 31, 2000, Lewco Securities Corp, 34 Exchange Place, Jersey City, N.J. 07311 owned of record ___% of the Medical Sciences Class B Shares.

As of March 31, 2000, The Joseph B. Haddad Profit Sharing Plan, Joseph B. Haddad Trustee, 5901 Patterson Avenue, Richmond, VA 23226 owned of record ___% of the Internet Fund Class B Shares.

As of March 31, 2000; the following owned (both of record and beneficially) shares of the Telecommunications Fund Class B Shares: Kathy Farr, 2312 Rogers Avenue, Fort Worth, TX 76109, ___%; Largoza Family Living Trust, 3232 So West, Visalia, CA 93277, ___%; William Z. Shulman, 32 Esmond Place, Tenafly, N.J. 07670, ___%, George H. Vago, 111 East Kilbourn Avenue, Milwaukee, WI 53202, ___%.

As of March 31, 2000, Bear Stearns Securities Corp, 1 Metrotech Center North, Brooklyn, N.Y. 11201, owned of record ___% of the Telecommunications Class B Shares and ___% of the Medical Sciences Fund Class B Shares.

As of March 31, 2000, National Financial Services, Corp. 82 Devonshire Street Boston, Massachusetts 02109 owned of record ___% of the Telecommunications Fund Class A Shares.

As of March 31, 2000the Company's Trustees and officers, as a group, had beneficial ownership of ____% of the shares of the Medical Sciences Fund Class A Shares, ___% of the shares of the Telecommunications Fund Class A Shares and less than 1% of the Internet Fund.

               INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR. Monument Advisors, LLC, ("Advisor") located at 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc., which in turn is principally owned and controlled by David
A. Kugler, President of Advisors, and President of the Company. David A. Kugler is an affiliate of the Company and Advisors. Advisors is a recently organized company that also manages the portfolio investments of qualified individuals, retirement plans, and trusts. As of March 31, 2000, Advisors managed or supervised in excess of $70 million in assets.

Under to the Advisory Agreement with the Company, Advisors receives a monthly fee from each Fund. This fee is calculated as an annualized rate of 1.25% of the monthly average net assets of each Fund through $250 million; 1.00% of the monthly average net assets between $250 and $500 million; 0.875% of the monthly average net assets between $500 million and $750 million; 0.75% of the monthly average net assets between $750 and $1 billion; and 0.625% of the monthly average net assets over $1 billion. An Expense Limitation Agreement is in effect through October 31, 2000, pursuant to which the Advisor has agreed to waive or reimburse the fund for certain expenses. See the Prospectus for further details.

ADVISORY AGREEMENT. Pursuant to the Advisory Agreement, Advisors provides the following services to each Fund: (1) furnishing an investment program (a) determining what investments a Fund should purchase, hold, sell, or exchange;
(b) determining the manner in which to exercise any voting rights, rights to consent to corporate action, or other rights pertaining to a Fund's investment securities; (c) rendering regular reports to the Company regarding the decisions that it has made with respect to the investment of the assets of each Fund and the purchase and sale of its investment securities (including the reasons for such decisions, the extent to which it has implemented such decisions, and the manner in which it has exercised any voting rights, rights to consent to corporate action, or other rights pertaining to a Fund's investment securities);
(d) placing orders for the execution of each Fund's securities transactions (in accordance with any applicable directions from the Board of Trustees) and rendering certain reports to the Company regarding brokerage business placed by Advisors; (e) using its best efforts to recapture all available tender offer solicitation fees in connection with tenders of the securities of any Fund, and any similar payments; (4) advising the Board of Trustees of any fees or payments of whatever type that it may be possible for Advisors or an affiliate thereof to receive in connection with the purchase or sale of investment securities for any Fund; (5) assisting the Custodian with the valuation of the securities of each Fund, and in calculating the net asset value of each Fund; (6) providing assistance to the Company with respect to the Company's registration statement, regulatory reports, periodic reports to shareholders and other documents (including tax returns), required by applicable law; (7) providing assistance to the Company with respect to the development, implementation, maintenance, and monitoring of a compliance program; and (8) furnishing, at its own expense, adequate facilities and personnel for the Trustees and officers of the Company to manage the Company's affairs.

The Advisory Agreement for both the Medical Sciences Fund and the Telecommunications Fund was originally approved by the Board of Trustees on October 27, 1997. The Advisory Agreement for the Internet Fund was originally approved by the Board of Trustees on June 30, 1998. Each agreement was subsequently approved by the initial shareholder of each Fund, following his investment of each Fund's initial capitalization. A revision of the Advisory Agreement was approved as to each of the Funds on March 18, 2000, and by the shareholders of the Internet, Medical Sciences and Telecommunications Funds on _____________. The Advisory Agreement will remain in effect from year to year as long as its continuance is specifically approved at least annually by a vote of the Board of Trustees (on behalf of each Fund) or by a vote of the holders of a majority of each Fund's outstanding voting securities (as defined by the 1940
Act). In either case, the vote must be cast by a majority of Board members who are not interested persons or Advisors of the Company (other than as members of the Board of Trustees). Voting must occur in person at a meeting specifically called for that purpose. The Advisory Agreement may be terminated without penalty at any time by the Board of Trustees or Advisors. With respect to an individual Fund, the Advisory Agreement may be terminated by a vote of a majority of the Fund's shareholders. Termination either occurs on 60 days written notice, or automatically in the event of an assignment of the agreement, as defined in the 1940 Act.

PRINCIPAL UNDERWRITER.  Monument  Distributors,  located at 7920 Norfolk Avenue,
Suite 500, Bethesda, Maryland 20814, is a wholly-owned subsidiary of The Monument Group, Inc. Monument Advisors, and serves as the principal underwriter of each Fund. David A. Kugler is an affiliate of the Company and Monument Distributors.

Pursuant to a "Distribution Agreement," Monument Distributors has agreed to use its best efforts as principal underwriter to promote the sale of each Fund's shares in a continuous public offering. On October 27, 1997, the Distribution Agreement (dated November 27, 1997) was approved as to each Fund in existence at that time by the Board of Trustees. The Distribution Agreement was approved as to each subsequently-formed Fund at the time the Board authorized the Fund's creation. The Distribution Agreement is in effect for two years from the date of its execution and will continue to be in effect thereafter if approved annually by a vote of the Board of Trustees, or by a vote of the holders of a majority of the Company's outstanding voting securities. In either case, votes must be cast by a majority of Board members who are not parties to the Distribution Agreement or interested persons of any such party (other than as members of the Board of Trustees). Votes must also be cast in person at a meeting called specifically for that purpose. The Distribution Agreement terminates automatically in the event of its assignment and may be terminated by either party on 60 days written notice.

Monument Distributors pays the expenses of distributing the Company's shares, including advertising expenses and the cost of printing sales materials and prospectuses. The Company pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Monument Distributors) and of sending prospectuses to existing shareholders.

For its services, Monument Distributors receives a commission for the sale of each Fund's shares (in the amount set forth, and as described, in the Prospectus).

PLAN OF  DISTRIBUTION  (RULE 12b-1  PLANS).  The Board of Trustees has adopted a
Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan") for the Class A, Class B and Class C Shares of each Fund. A Plan was adopted with respect to the Class A Shares of the Medical Sciences and Telecommunications Funds on October 27, 1997. A Plan of Distribution was approved on behalf of the Class A Shares of the Internet Fund on June 30, 1998. Rule 12b-1 Plans were approved for Class B Shares of the above Funds effective October 1, 1999. Plans were approved for Class C Shares of the Funds listed above, as well as for Classes A, B and C of the Digital Technology and New Economy Funds, effective _____, 2000.

Pursuant to these Distribution Plans, Monument Distributors is entitled to receive a 12b-1 fee for certain activities and expenses that are intended to result in the sale of Fund shares. The Board of Trustees adopted the Distribution Plan for the purpose of increasing the sale of each Fund's shares, thereby lowering overall Fund expenses through economies of scale. Each Plan is in effect for an initial one year period, and will remain in effect provided that the Board of Trustees (including a majority of Rule 12b-1 Trustees described below) approves its continuance by votes cast in person at an annual meeting called for that purpose. Rule 12b-1 Trustees include those Trustees who are not interested persons of the Company, and who have no direct or indirect financial interest in the operation of the Plan or any related agreements.

Pursuant to each Plan, each Fund may finance any activity or expense that is intended primarily to result in the sale of its shares. Under the Plans, each Fund may pay a fee ("12b-1 fee") to Distributors up to a maximum of 0.50%, on an annualized basis, of its average daily net assets for Class A Shares, and up to a maximum of 1.00% for Class B and Class C Shares. The Company may pay the 12b-1 fee for activities and expenses borne in the past in connection with its shares as to which no 12b-1 fee was paid because of the maximum limitation.

The activities and expenses financed by the 12b-1 fee may include, but are not limited to: (1) compensation for expenses (including overhead and telephone expenses) incurred by employees of Distributors who engage in the distribution of the shares of each Fund; (2) printing and mailing of prospectuses, statements of additional information, and periodic reports to prospective shareholders of each Fund; (3) expenses relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to each Fund; (4) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the shares of each Fund; (5) expenses of holding seminars and sales meetings designed to promote the distribution of the shares of each Fund; (6) expenses of obtaining information and providing explanations to prospective shareholders of each Fund regarding its investment objectives and policies and other information pertaining to it, including its performance; (7) expenses of training sales personnel offering and selling each Fund's shares; and (8) expenses of personal services and/or maintenance of shareholder accounts with respect to the shares of each Fund.

A majority of Rule 12b-1 Trustees must approve material amendments to the Plan. In addition, the amount payable by a Fund under the Plan may not materially increase without the approval of a majority of the outstanding voting securities of that Fund. With respect to each individual, the Plan may be terminated at any time by a majority of Rule 12b-1 Trustees or by a majority of the outstanding voting securities of that Fund.

RULE 18f-3 PLAN. At a meeting held on August 7, 1999, the Board adopted a Rule 18f-3 Multiple Class Plan on behalf of the Fund for the benefit of each of its series. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund; and (iii) the Fund's Class B Shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, each Fund offers Class A Shares charging a front-end sales charge, Class B Shares imposing a sales charge upon the sale of shares within six years of purchase, and Class C Shares for certain institutional shareholders.

CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT. Star Bank, N.A. located at 425 Walnut Street, Cincinnati, Ohio 45202, Star Bank, N.A. acts as custodian of the assets of each Fund, including securities and cash received in connection with the purchase of Fund shares. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Commonwealth Fund Accounting, Inc., 1500 Forest Avenue, Suite 111, Richmond, VA 23229, serves as an investment accounting agent for each Fund's portfolio securities and other assets. Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, VA 23229, serves as the transfer agent and dividend dispersing agent for each Fund.

FUND ADMINISTRATION. Pursuant to an Administrative Services Agreement with the Company dated October 20, 1998 (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Investment Advisor. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. As administrator, CSS receives an assets-based administrative fee, computed daily and paid monthly, at the annual rate of 0.20% subject to a minimum amount of $18,000 per year for a period of two years from the date of the Administrative Agreement. CSS receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

INDEPENDENT PUBLIC ACCOUNTANT. Deloitte & Touche LLP, located at 116-300 Village Boulevard, Princeton, New Jersey 08540, serves as the Company's independent public accountant.

INDEPENDENT COUNSEL. Beth-ann Roth, P.C., located at 9204 Saint Marks Place, Fairfax, Virginia 22031, serves as independent counsel to the Funds and to the Trustees.

                PORTFOLIO TRANSACTIONS AND BROKERAGE

Advisors, pursuant to the Advisory Agreement and subject to the general control of the Board of Trustees, places all orders for the purchase and sale of securities of each Fund. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best combination of price and execution ("best execution") available. Advisors will consider such factors as it deems relevant, including the extent of the security market, the financial condition and execution capability of the broker-dealer, and the reasonableness of any commission.

In the allocation of brokerage business used to purchase securities for a Fund, Advisors may give preference to those broker-dealers who provide brokerage, research, or other services to Advisors as long as there is no sacrifice in obtaining best execution. Such services may include the following: (1) advice concerning the value of securities (the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities); (2) analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and (3) various functions incidental to effecting securities transactions, such as clearance and settlement. Research generated by broker-dealers who execute transactions on behalf of the Company may be useful to Advisors in rendering investment management services to other clients (including affiliates of Advisors). Conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to Advisors in carrying out its obligations to the Company. While such research may be used by Advisors in providing investment advice to all its clients (including affiliates of Advisors), not all of it may be used by Advisors for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by Advisors, and the expenses of Advisors will not necessarily be reduced by the receipt of supplemental research.

When portfolio transactions are executed on a securities exchange, the amount of commission paid by a Fund is negotiated between Advisors and the broker executing the transaction. Advisors will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of Advisors, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price. Occasionally, securities may be purchased directly from the issuer, which does not involve the payment of commissions.

Monument Advisors may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender offer solicitation. As a means of recapturing brokerage for the benefit of such Fund, any portfolio securities tendered by the Fund will be tendered through Advisors if it is legally permissible to do so. The next advisory fee payable to Advisors will be reduced by the cash amount received by Advisors, less any costs and expenses incurred in connection with the tender. Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any of its Funds, or by other accounts or companies for which Advisors provides investment advice (including affiliates of Advisors). On occasions when Advisors deems the purchase or sale of a security to be in the best interest of the Company, as well as Advisors' other clients, Advisors, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions (if any). In such event, Advisors will allocate the securities so purchased or sold, as well as the expenses incurred in the transaction, in the manner it considers to be most equitable and consistent with its fiduciary obligations to all customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

VOTING. Shares of each Fund have equal voting rights, except that shareholders of each Fund will vote separately on matters affecting only that Fund. Fractional shares have proportionately the same rights as do full shares. The voting rights of each Fund's shares are non-cumulative, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees have the ability to elect all of the Trustees, with the result that the holders of the remaining voting shares will not be able to elect any Trustee.

The Company does not intend to hold annual shareholder meetings, though it may, from time to time, hold special meetings of Fund shareholders, as required by applicable law. The Board of Trustees, in its discretion, as well as the holders of at least 10% of the outstanding shares of a Fund, may also call a shareholders meeting. The federal securities laws require that the Funds help you communicate with other shareholders in connection with the election or removal of members of the Board.

             FURTHER DESCRIPTION OF THE COMPANY'S SHARES

VOTING RIGHTS. According to the Company's By-Laws, and under Delaware law, an annual shareholder meeting need not be held in any year in which Trustees must be elected (as dictated by the 1940 Act). On any matter submitted to the shareholders, each shareholder is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAV of the Fund's shares. On matters affecting one Fund differently from the another Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund. Shares do not have cumulative voting rights. In other words, holders of more than 50% of the shares elect 100% of the Board of Trustees, while the holders of less than 50% of the shares may not elect any person as a Trustee. Shareholders of a particular Fund may have the power to elect all of the Company's Trustees if that Fund has a majority of the total outstanding shares of the Company.

DIVIDEND RIGHTS. Income dividends and capital gain distributions on shares of a particular Fund may be paid with such frequency as the Board of Trustees determines. This may occur daily, or with such frequency as the Board of Trustees determines by resolution. Dividends and distributions may be paid to shareholders of a particular Fund from the income and capital gains, accrued or realized, attributable to the assets belonging to that Fund, after the Board of Trustees provides for the Fund's actual and accrued liabilities. All dividends and distributions on shares of a particular series or class will be distributed pro rata to the shareholders in proportion to the number of shares held by them on the date and time of record established for the payment of such dividends or distributions. The Board of Trustees may declare and distribute a stock dividend to shareholders of Fund through the distribution of shares of another Fund.

LIQUIDATION RIGHTS. In the event of the liquidation of a Fund, the shareholders of that Fund will be entitled to receive (when and as declared by the Board of Trustees) any of a Fund's assets that are in excess of its liabilities. The shareholders of one Fund will therefore not be entitled to any distribution upon liquidation of another Fund. The assets distributed to the shareholders of a Fund will be in proportion to the number of shares of that Fund held by each shareholder as recorded on the Company books. The liquidation of any particular Fund in which there are outstanding shares may be authorized by an instrument in writing signed by a majority of the Trustees then in office, subject to the affirmative vote of "a majority of the outstanding voting securities" of that Fund, as the quoted phrase is defined in the 1940 Act.

PREEMPTIVE, CONVERSION, AND TRANSFER RIGHTS. When issued, each Fund's shares are fully paid, non-assessable, have no pre-emptive or subscription rights, and are fully transferable (the Board of Trustees may, however, adopt lawful rules and regulations with reference to the method of transfer). Subject to the 1940 Act, the Board of Trustees has the authority to allow a shareholder the option of exchanging his or her shares for shares of the another Fund in accordance with such requirements and procedures as the Board of Trustees may establish.

              BUYING, REDEEMING, AND EXCHANGING SHARES

ADDITIONAL INFORMATION ON BUYING SHARES. The Company currently offers shares of the Funds through advertisements and mailings. In the future, shares may be offered on the Internet. When you buy shares, if you submit a check or a draft that is returned unpaid to the Company we may impose a $50 charge against your account for each returned item. Brokers through which you buy shares may designate intermediaries to accept orders on behalf of the Funds.

REINVESTMENT DATE. Fund shares acquired through the reinvestment of dividends will be purchased at the Fund's net asset value, as determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON REDEEMING SHARES: REDEMPTIONS IN KIND. The Company, on behalf of the Funds, will pay in cash (by check) all requests for redemption by any shareholder of record of a Fund. The amount is limited, however, during any 90-day period, to the lesser of $250,000 or 1% of the value of a Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior permission of the SEC. If redemption requests exceed these amounts, the Board of Trustees reserves the right to make payments in whole or in part using securities or other assets of a Fund (if there is an emergency, or if a cash payment would be detrimental to the existing shareholders of the
Fund). In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees as a result of converting the securities to cash. The Company does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

ADDITIONAL INFORMATION ON EXCHANGING SHARES. If you request the exchange of the total value of your account from one Fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if Advisors believes that attractive investment opportunities (consistent with a Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of each Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form. See "Buying, Redeeming, and Exchanging Shares" in the Prospectus.

ADDITIONAL INFORMATION ON SALES CHARGES. Unless otherwise described in the Prospectus, the offering price of each Fund's shares is based on that Fund's NAV per share, plus an initial sales charge that is paid to Monument Distributors. See "Public Offering Price," "Redemption Price," "Buying Fund Shares", and "Net Asset Value" in the Prospectus.

Initial sales charges do not apply to certain share classes, classes of persons, or transactions, as described in the Prospectus. A sales charge may be waived because a transaction involves a different level of expense than the sale of Fund shares to the general public. See "Waiver of Sales Charge" in the Prospectus. In addition, as shown in the table under "Public Offering Price" in the Prospectus, initial sales charges decline as the amount of Fund shares purchased increases to reflect certain economies of scale in the selling effort associated with larger purchases.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES. Class B Shares of the Fund will automatically convert to Class A Shares of the respective Fund, based on the relative net asset values per share of the aforementioned classes, eight years after the end of the calendar month in which your Class B share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, Class B Shares will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

WHETHER A CONTINGENT DEFERRED SALES CHARGE APPLIES. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the six-year period.

GENERAL INFORMATION. We will consider dividend and capital gain distribution checks that the U.S. Postal Service returns marked "unable to forward" as a request by you to change your dividend option to reinvest all distributions. We will reinvest the proceeds in additional shares at the net asset value of the applicable Fund(s) until we receive new instructions.

Your account may be classified as "lost" if first class mailings are returned twice within 30 days as "undeliverable" and the Postal Service is unable to provide any forwarding information. In that event the Fund's transfer agent, at no cost to you will make at least two searches against national data bases to attempt to determine your current address. If we are then still unable to determine your current mailing address, we may deduct from your account the cost of our efforts to find you, as, for example, when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and any other available payment mediums that you use buy or sell shares of a Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

                            VALUATION OF FUND SHARES

For the purpose of determining the aggregate net assets of a Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System (for which market quotations are readily available) are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the closing bid and asked prices on that day. Over-the-counter portfolio securities (other than securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Portfolio securities that are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisors. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by a Fund is its last sale price on the relevant exchange prior to the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and asked prices, options are valued within the range of the current closing bid and asked prices if the valuation is believed to fairly reflect the contract's market value.

In most cases, trading in corporate bonds, U.S. government securities, and money market instruments is substantially completed each day at various times before the scheduled close of the Exchange. The values used in computing the net asset value of each Fund is determined as of those times. Occasionally, events which affect the values of these securities occur between the times they are determined and the scheduled close of the Exchange and are therefore not reflected in the computation of the net asset value of a Fund. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board of Trustees or their designees.

Securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service. In this case, the security's is based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk, and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined by procedures approved by the Board of Trustees. With the Board's approval, a Fund may utilize a pricing service to perform any of the above described functions.

          ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS.  You may receive two types of distributions from a
Fund:

1. Income dividends. Each Fund receives income in the form of dividends, interest, and other investment-derived income. The total income, less expenses incurred in the Fund's operation, is its net investment income, from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. Capital gain distributions. The Funds may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from net short-term and net long-term capital gains (after taking into account any capital loss carry forward or post-October loss deferral) may be made annually in December, and reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year as well as any undistributed capital gains from the prior fiscal year. Each Fund may make more than one capital gain distribution in any year or adjust the timing of these distributions for operational or other reasons.

TAXES. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Board of Trustees reserves the right to alter a Fund's qualified status as a regulated investment company if this is deemed more beneficial to the shareholders. If the Board elected to take such action, that individual Fund would be subject to federal and possibly state corporate taxes on its taxable income and gains. In either case, distributions to shareholders are taxable to the extent of the Fund's available earnings and profits.

In addition to the limitations discussed below, all or a portion of the income dividends paid by a Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends received deduction under federal income tax law. If the aggregate qualifying dividends received by a Fund (generally dividends from U.S. domestic corporations stock which is not debt-financed by the Fund and is held for a minimum period) is less than 100% of its distributable income, then the amount of income dividends paid to corporate shareholders which is eligible for such deduction may not exceed the aggregate amount of qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be declared by each Fund in the Company's annual report to shareholders.

Corporate shareholders should note that income dividends and distributions paid by a Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by a Fund as a dividend will not qualify for the dividends-received deduction. Corporate shareholders should also note that the availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for more than 45 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in shares of a Fund. Corporate shareholders whose investment in a Fund is "debt-financed" for tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction. The entire income dividend and capital gain distribution, including the portion which is treated as a deduction, may be included in the tax base on which the alternative minimum tax is computed. Under certain circumstances, this may also result in a reduction in the shareholder's tax basis in its Fund shares, if the shares have been held for less than two years.

The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, and at least 98% of its capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund). These amounts must be distributed to you by December 31 of each year in order to avoid the imposition of a federal excise tax. For tax purposes, under these rules those capital gain distributions that are declared in October, November, or December but for operational reasons may not be paid to you until the following January, will be treated as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. Each Fund intends as a matter of policy to declare any such capital gain distributions in December and to pay them in either December or January in order to avoid the imposition of this tax. Each Fund does not guarantee, however, that its capital gain distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions of a Fund's shares and exchanges of shares of one Fund for those of another may result in a gain or loss for federal and state income tax purposes. For most shareholders, gain or loss will be an amount equal to the difference between the shareholder's basis in the shares and the amount realized from the transaction, subject to the rules described below. If such shares are a capital asset in the hands of the shareholder, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares of a Fund will be disallowed to the extent that other shares of the Fund are purchased (through reinvestment of income dividends, capital gain distributions or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares repurchased. All or a portion of the sales charge incurred in buying shares of a Fund will not be included in the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in another Fund of the Company and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of a Fund's shares.

A Fund's investment in options and futures contracts, including any stock options, stock index options, stock index futures, and options on stock index futures are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, a Fund's treatment of certain other options, futures, and forward contracts entered into by a Fund is generally governed by Section 1256 of the Code. These Section 1256 positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts, and certain foreign currency contracts and options thereon.

Absent a tax election to the contrary, each Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on Section 1256 positions may require a Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of its shares. In these ways, any or all of these rules may affect the amount, character and timing of income distributed to you by a Fund.

When a Fund holds an option or other contract that substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities, and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

In order for each Fund to qualify as a regulated investment company, at least 90% of each Fund's annual gross income must consist of dividends, interest, and certain other types of qualifying income. Foreign exchange gains earned through a Fund's investment in stock or securities, as well as options or futures based on those stocks or securities, is considered qualifying income for purposes of this 90% limitation.

The Funds may be subject to foreign withholding taxes or other foreign taxes on income (including capital gains) on certain of its foreign investments, thus reducing the return on those investments. In any year in which a Fund qualifies, it may elect to allow certain shareholders to take a credit or a deduction for their shares of qualified foreign taxes paid by the Fund in their gross income total. Each shareholder would then include in his or her gross income (in addition to dividends actually received) his or her share of the amount of qualified foreign taxes paid by the Fund. If this election is made, the Fund will notify its shareholders annually as to their share of the amount of qualified foreign taxes paid and the foreign source income of the Fund.

                             PERFORMANCE INFORMATION

From time to time, each Fund may state its average annual and cumulative total returns in advertisements and sales literature. SUCH PERFORMANCE DOES NOT REPRESENT THE ACTUAL EXPERIENCE OF ANY PARTICULAR INVESTOR, AND IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

AVERAGE ANNUAL TOTAL RETURN. Each Fund computes its average annual total return according to the following formula prescribed by the SEC:

                     P(l+T)n = ERV

      Where:

           P = a  hypothetical  initial  investment of $1,000
           T = average annual total return
           n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one-, five-, ten-year or shorter period shown

Average annual total return calculations reflect the deduction of a maximum front-end sales charge, where applicable, from the hypothetical initial $1,000 purchase, and the reinvestment of income dividends and capital gain distributions at net asset value. In calculating the ending redeemable value for Class A Shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial $1,000 payment and, for Class B Shares, the applicable CDSC imposed upon redemption of Class B Shares held for the period is deducted. For Class C Shares the maximum 1% front-end sales charge is deducted. The calculations do not reflect the deduction for the Rule 12b-1 fee until such charge is actually assessed. Each Fund may also show average annual total return calculations.

CUMULATIVE TOTAL RETURN. Each Fund may also quote its cumulative total return in advertisements and sales literature. Each Fund computes cumulative total return in a manner similar to that used to average annual total return, except that it will not annualize the results. The SEC has not prescribed a standard formula for computing cumulative total return. The Funds calculate cumulative total return according to the following formula:

                     C = (ERV/P) -1

      Where:

           P = a hypothetical  initial investment of $1,000
           C = cumulative total return
         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one-, five-, ten-year or shorter period shown

Cumulative total return calculations also reflect the deduction of a maximum front-end sales charge from the hypothetical initial $1,000 purchase, and the reinvestment of income dividends and capital gain distributions at net asset value. The calculations do not reflect the deduction for the Rule 12b-1 fee until such charge is actually assessed.

OTHER PERFORMANCE QUOTATIONS. Each Fund may, from time to time, quote average annual and cumulative total returns using different assumptions about applicable sales charges.

VOLATILITY. Occasionally, a Fund may include in advertisements and sales literature statistics that show the volatility or risk of an investment in the Fund, as compared to a market index. One measure of volatility is beta. Beta is the volatility of a Fund relative to the total market, as represented by an index considered representative of the types of securities in which the Fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation measures the variability of net asset value or total return of a Fund around an average over a specified period of time. The greater the standard deviation, the greater the assumed risk in achieving performance.

                             PERFORMANCE COMPARISONS

To help you better evaluate how an investment in a Fund may satisfy your investment objectives, advertisements and sales materials about a Fund may discuss certain measures of performance as reported by various financial publications. These materials also may compare a Fund's performance to that of other investments, indices, performance rankings, averages and other information prepared by recognized mutual fund statistical services. In addition, advertisements and sales literature for each Fund may discuss certain performance information set out in the various financial publications listed below.

1. Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

2. Standard & Poor's 500 Stock Index or its component indices an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

3. The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

4. Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

5. Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure of total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

6. CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

7. Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity Fund.

8. Value Line Index - an unmanaged index which follows the stock of approximately 1,700 companies.

9. Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

10. Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon
      Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

11. Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines provide performance statistics over specified time periods.

12. Russell 3000 Index - composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. The average market capitalization (as of May 1995) is $1.74 billion.

13. Russell 2000 Small Stock Index - consists of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The average market capitalization (as of May 1995) is $288 million.

14. Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates-historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

15. Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its class.

Advertisements also may compare a Fund's performance to the return on certificate of deposits ("CDs") or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. Government. An investment in a Fund is not insured by any federal, state or private entity.

                              FINANCIAL INFORMATION

Financial Highlights, Statements and Reports of Independent Accountants. You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Funds directly at:

           The Monument Funds Group, Inc.
           7920 Norfolk Avenue, Suite 500
           Bethesda, Maryland 20814

The books of each Fund will be audited at least once each year by Deloitte & Touche LLP, of Princeton, New Jersey.

The Fund's audited financial statements and associated notes for the year ended October 31, 1999, and the unqualified report of Deloitte & Touche LLP on the financial statements (the "Report"), are incorporated by reference into this SAI and are included in the Fund's 1999 annual report to shareholders (the "Annual Report"). An investor may obtain a copy of the Annual Report free of charge by writing to the Fund or calling (888) 420-9950.


PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

      (a)  Declaration   of  Trust  of  the   Registrant   is  filed  with  this
           registration statement as Exhibit 23(a).

      (b) By-Laws of the Registrant are incorporated into this registration statement by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) filed with the SEC on April 30, 1997.

      (c)  Not Applicable.

      (d) Amended and Restated Investment Advisory Agreement dated May [XX] between Monument Advisors, Ltd. and the
           Registrant is filed with this registration statement as
           Exhibit 23(d).

      (e) (1) Distribution Agreement dated November 27, 1997 between Monument Distributors, Inc. and the Registrant is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as
                filed with the SEC on December 22, 1997.

           (2) Amendment to the Distribution Agreement dated November 27, 1997 between Monument Distributors, Inc. and the Registrant is incorporated into this registration statement by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on November 3, 1998.

           (3) Revised schedule to the Distribution Agreement dated November 27, 1997 is filed with this registration statement as Exhibit 23(e).

           (4) The form of Dealer Agreement in use between Monument Distributors, Inc. and third-party broker-dealers is attached to this registration statement as Exhibit 23(e)(2).

      (f)  Not Applicable.

      (g) (1) Custody Agreement dated October 15, 1998 between Star Bank, N.A. and the Registrant is incorporated into this registration statement by reference to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A File Nos. 333-26223 and 811-8199 as filed with the SEC on April 15, 1999.

      (h) (1) Transfer Agency Service Agreement dated October 1, 1998 between Fund Services, Inc. and the Registrant is incorporated into this registration statement by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on
                Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on November 3, 1998.

           (2) Administrative Services Agreement dated October 20, 1998 between Commonwealth Shareholder Services, Inc. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (file Nos. 333-26233 and 811-8199) as filed with the SEC on November 3, 1998.

           (3) Accounting Services Agreement between Commonwealth Fund Accounting and the Registrant is incorporated into this registration statement by reference to Post Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8 8199 as filed with the SEC on November 3, 1998.

           (4) Expense Limitation Agreement dated May 1, 1999 between Monument Advisors, Ltd. and Monument Series Fund, Inc. is incorporated into this registration statement by reference to Exhibit 23(h)4 of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with SEC on August 3, 1999. Revised Schedule A to the Expense Limitation Agreement is filed herewith as
                Exhibit 23(h)(4) incorporated into this registration statement by reference to Exhibit 23(h)(4) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the SEC on January 18, 2000. A revised schedule to the Expense Limitation Agreement is filed with this registration statement as exhibit 23(h)(4).

      (i) Opinion and Consent of Counsel as to the legality of the securities being registered is filed herewith this registration statement as
           Exhibit 23(i).

      (j) Consent of Independent Accountants is filed with this registration statement as Exhibit 23(j).

      (k)  Not Applicable.

      (l) (1) Subscription Agreement, dated November 17, 1997, by and between Monument Series Fund, Inc. and The Monument Group, Inc. is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (2) Subscription Agreement, dated December 11, 1997, by and between Monument Series Fund, Inc. and The Monument Group, Inc. is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (3) Subscription Agreement, dated December 12, 1997, by and between Monument Series Fund, Inc. and The Monument Group, Inc. is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (4) Subscription Agreement, dated November 26, 1997, by and between Monument Series Fund, Inc. and David A. Kugler is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (5) Subscription Agreement, dated November 21, 1997, by and between Monument Series Fund, Inc. and Herbert Klein, III is incorporated into this registration statement by reference to Pre-Effective Amendment No.2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (6) Subscription Agreement, dated December 5, 1997, by and between Monument Series Fund, Inc. and Herbert Klein, III is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (7) Subscription Agreement, dated November 18, 1997, by and between Monument Series Fund, Inc. and John H. Vivadelli is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (8) Subscription Agreement, dated November 18, 1997, by and between Monument Series Fund, Inc. and John B. Siewers, II is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (9) Subscription Agreement, dated November 24, 1997, by and between Monument Series Fund, Inc. and Francine and Brian Carb is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199)as filed with the SEC on December 22, 1997.

           (10) Subscription Agreement, dated November 25, 1997, by and between Monument Series Fund, Inc. and Richard E. and Sarah H. Collier is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (11) Subscription Agreement, dated November 26, 1997, by and between Monument Series Fund, Inc. and G. Frederic White, III is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (12) Subscription Agreement, dated December 2, 1997, by and between Monument Series Fund, Inc. and Victor H. Dates is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos.333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (13) Subscription Agreement, dated December 3, 1997, by and between Monument Series Fund, Inc. and Heather and Thomas Young is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-2633 and 811-8199) s filed with the SEC on December 22, 1997.

           (14) Subscription Agreement, dated December 5, 1997, by and between Monument Series Fund, Inc. and Janine and Jeff Coyle is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (15) Subscription Agreement, dated December 5, 1997, by and between Monument Series Fund, Inc. and Paul
                E. Raposo is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as
                filed with the SEC on December 22, 1997.

           (16) Subscription Agreement, dated December 5, 1997, by and between Monument Series Fund, Inc. and Lynda
                F.  Williams is incorporated into this
                registration statement by reference to
                Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (17) Subscription Agreement, dated December 5, 1997, by and between Monument Series Fund, Inc. and Jason Alexander is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as
                filed with the SEC on December 22, 1997.

           (18) Subscription Agreement, dated December 10, 1997, by and between Monument Series Fund, Inc. and Alexander C. Cheung is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

           (19) Subscription Agreement, dated December 11, 1997, by and between Monument Series Fund, Inc. and George DeBakey is incorporated into this registration statement by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with the SEC on December 22, 1997.

      (m)  (1)  Distribution Plan pursuant to Rule 12b-1 relating to Class A
                Shares  accompanies  this  Registration   Statement  as  Exhibit
                23(m)(1).

           (2)  Distribution  Plan  pursuant  to Rule 12b-1  relating to Class B
                Shares  accompanies  this  Registration   Statement  as  Exhibit
                23(m)(2).

           (3)  Distribution  Plan  pursuant  to Rule 12b-1  relating to Class C
                Shares  accompanies  this  Registration   Statement  as  Exhibit
                23(m)(3).

      (n) Rule 18f-3 Multiple Class Plan relating to Class A, Class B, Class C and Class Y accompanies this Registration Statement as Exhibit 23(n).

      (o)  Not Applicable.

      (p)  Combined Code of Ethics of Monument Series Fund,
           Monument Advisors, Ltd. and Monument Distributors, Inc. is attached to this registration statement as Exhibit
           23(p).

      (q) Powers of Attorney of Francine Carb, Victor Dates, George DeBakey, G. Frederic White, III and Rhonda Wiles-Roberson are incorporated by reference to Exhibits 23(p) 1 through 5 of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-26233 and 811-8199) as filed with SEC on August 3, 1999. Power of Attorney of David Gregg is attached to this registration statement as
           Exhibit 23(q).

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

Under Section 3817 of the Delaware Business Trust Act, a corporation business trust may indemnify any trustee or beneficial owner or other person, subject to the standards and restrictions, if any, set forth in the governing instrument. The Registrant has entered into agreements with various service providers, pursuant to which trustees, officers and employees of the Registrant have been indemnified, to the extent permitted by applicable law. These agreements have been filed as exhibits to this Registration Statement, and are hereby incorporated by reference into this Item to the extent necessary.

Insofar as indemnification for liabilities arising under Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

Monument Advisors, Ltd., ("Advisors"), the Registrant's investment adviser, located 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, acts as manager or adviser to qualified individuals, retirement plans, charitable foundations and trusts. David A. Kugler is an officer of Advisors. Mr. Kugler was an account executive for Paine Webber, Inc., located at 100 East Pratt Street, Baltimore, Maryland 21202, from September 1994 through January 1997. Mr. Kugler now serves as President of The Monument Group, Inc., Monument Distributors, Inc., and the Registrant, in addition to Advisors. The principal business address for each of the Monument entities listed above is identical to that of Advisors.

ITEM 27.   PRINCIPAL UNDERWRITERS

(a)   None

(b)

------------------------------------------------------------------------
          (1)                     (2)                     (3)
------------------------------------------------------------------------
------------------------------------------------------------------------
   Name and Principal    Positions and Offices   Positions and Offices
    Business Address        with Underwriter           with Fund

------------------------------------------------------------------------
------------------------------------------------------------------------
David A. Kugler          President, Treasurer   Chairman, President,
7920 Norfolk Avenue      and Director           and Treasurer
Suite 500
Bethesda, Maryland
20814
------------------------------------------------------------------------


(c)   Not Applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) Shareholder account records (including share ledgers, duplicate confirmations, duplicate account statements and applications (forms)of the Registrant are maintained by its transfer agent, Fund Services, Inc., at 1500 Forest Avenue, Suite 111, Richmond, VA. 23229.

(b) Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, certain records and compliance records concerning investment recommendations of the Monument Series Fund are maintained at the series' investment advisor, Monument Advisors, Ltd., at 7929 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814.

(c) Accounts and records for portfolio securities and other investment assets, including cash, are maintained in the custody of the Registrant's custodian bank, Star Bank, N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio
      45201-1118.

(d) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. are maintained by the Registrant's accounting services agent, Commonwealth Fund Accounting, 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

(e) Administrative records, including copies of the charter, by-laws, agreements, and reports, certain shareholder communications, etc., are kept by the Registrant's Administrator, Commonwealth Shareholder Services, Inc. at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229.

(f) Records relating to distribution of shares of the Registrant are maintained by the Registrant's distributor, Monument
      Distributors, Inc. at 7920 Norfolk Avenue, Suite 500,
      Bethesda, Maryland 20814

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.   UNDERTAKINGS.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated below.

(Signature)                         (Title)                     (Date)

/s/David A. Kugler                  Director, President      March 24, 2000
David A. Kugler                     and Treasurer


        *                           Director                 March 24, 2000
Francine F. Carb


        *                           Director                 March 24, 2000
Victor Dates


        *                           Director                 March 24, 2000
George DeBakey


        *                           Director                 March 24, 2000
G. Frederic White, III


        *                           Director                 March 24, 2000
Rhonda Wiles-Roberson


*By ___________________
David A. Kugler
(Attorney-in-Fact)


Exhibit No.                    EXHIBIT INDEX                          EDGAR
EXHIBIT #
-----------------------------------------------------------------------------

Exhibit 23(a)     Declaration of Trust                            Ex-99.23(a)

Exhibit 23(d)     Amended and Restated Investment Advisory        Ex-99.23(d)
Agreement

Exhibit 23(e)(1)  Revised schedule to the Distribution Agreement  Ex-99.23(e)(1)

Exhibit 23(e)(2)  Form of Dealer Agreement                        Ex-99.23(e)(2)

Exhibit 23(h)(4)  Revised Schedule A to the Expense Limitation    Ex-99.23(h)(4)
                  Agreement

Exhibit 23(i)     Opinion and Consent of Counsel                  Ex-23.23(i)

Exhibit 23(j)     Consent of Independent Accountants              Ex-23.23(j)

Exhibit 23(m)(1)  Distribution Plan pursuant to Rule 12b-1        Ex-99.23(m)(1)
                  relating to Class A Shares

Exhibit 23(m)(2)  Distribution Plan pursuant to Rule 12b-1        Ex-99.23(m)(2)
                  relating to Class B Shares

Exhibit 23(m)(3)  Distribution Plan pursuant to Rule 12b-1        Ex-99.23(m)(3)
                  relating to Class C Shares

Exhibit 23(n)     Multiple Class Plan pursuant to Rule 18f-3      Ex-99.23(n)

Exhibit 23(p)     Code of Ethics                                  Ex-99.23(p)

Exhibit 23(q)     Power of Attorney:  David Gregg                 Ex-24.23(q)

                                  Exhibit 23(a)

                              DECLARATION OF TRUST



                                                              DRAFT *







                              DECLARATION OF TRUST



                                       of


                              Monument Series Fund



                            a Delaware Business Trust



                          Principal Place of Business:


                         7920 Norfolk Avenue, Suite 500
                            Bethesda, Maryland 20184

                                TABLE OF CONTENTS


                              DECLARATION OF TRUST


ARTICLE I       Name and Definitions.........................1

      1.   Name .............................................1
      2.   Definitions.......................................1

           (a)  1940 Act.....................................1
           (b)  Bylaws.......................................1
           (c)  Certificate of Trust.........................1
           (d)  Class........................................1
           (e)  Commission...................................1
           (f)  Declaration of Trust.........................2
           (g)  Delaware Business Trust Act..................2
           (h)  Interested Person............................2
           (i)  Investment Adviser...........................2
           (j)  Person.......................................2
           (k)  Principal Underwriter........................2
           (l)  Series.......................................2
           (m)  Shareholder..................................2
           (n)  Shares.......................................2
           (o)  Trust........................................2
           (p)  Trust Property...............................2
           (q)  Trustees.....................................2

ARTICLE II      Purpose of Trust.............................3

ARTICLE III     ........................................Shares
3

      1.   Shares of Beneficial Interest.....................3
      2.   Ownership of Shares...............................4
      3.   Transfer of Shares................................4
      4.   Investments in the Trust..........................5
      5.   Status of Shares and Limitation of Personal
           Liability                                         5
      6.   Establishment and Designation of Series or Class..5

           (a)  Assets Held with Respect to a Particular
                Series                                       5
           (b)  Liabilities Held with Respect to a Particular
                Series                                       6
           (c)  Dividends, Distributions, Redemptions, and
                Repurchases..................................7
           (d)  Equality.....................................7
           (e)  Fractions....................................7
           (f)  Exchange Privilege...........................7
           (g)  Combination of Series........................7

      7.   Indemnification of Shareholders...................8

ARTICLE IV      Trustees.....................................8

      1.   Number, Election, and Tenure......................8
      2.   Effect of Death, Resignation, etc. of a Trustee...9
      3.   Powers............................................9
      4.   Payment of Expenses by the Trust.................13
      5.   Payment of Expenses by Shareholders..............13
      6.   Ownership of Assets of the Trust.................13
      7.   Service Contracts................................14
      8.   Trustees and Officers as Shareholders............15

ARTICLE V       Shareholders' Voting Powers and Meetings....15

      1.   Voting Powers, Meetings, Notice and Record Dates.15
      2.   Quorum and Required Vote.........................16
      3.   Record Dates.....................................16
      4.   Additional Provisions............................17

ARTICLE VI  Net Asset Value, Distributions and Redemptions  17

      1.   Determination of Net Asset Value, Net Income and
           Distributions                                    17
      2.   Redemptions and Repurchases......................17

ARTICLE VII Compensation and Limitation of Liability
            of Trustees                                     18

      1.   Compensation.....................................18
      2.   Indemnification and Limitation of Liability......19
      3.   Trustee's Good Faith Act, Expert Advice, No Bond
           or Surety                                        19
      4.   Insurance........................................20

ARTICLE VIII    Miscellaneous...............................20

      1.   Liability of Third Persons Dealing with Trustees.20
      2.   Termination of the Trust or Any Series or Class..20
      3.   Reorganization...................................21
      4.   Amendments.......................................21
      5.   Filing of Copies, References, Headings...........22
      6.   Applicable Law...................................22
      7.   Provisions in Conflict with Law or Regulations...23
      8.   Business Trust Only..............................23

                              DECLARATION OF TRUST

                                       OF

                              MONUMENT SERIES FUND


      THIS DECLARATION OF TRUST is made and entered into by the Trustees of Monument Series Fund as of the date set forth below for the purpose of forming a Delaware business trust in accordance with the provisions set forth in this document.

      The Trustees hereby direct that the Certificate of Trust be filed with the Office of the Secretary of State of the State of Delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities, and other assets which the Trust now possesses or may in the future acquire from time to time in any manner and manage and dispose of those assets in accordance with the following terms and conditions for the benefit of the holders of Shares of this Trust.

                                    ARTICLE I
                              Name and Definitions

Name

      Section 1. This Trust shall be known as "Monument Series Fund," and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

Definitions

      Section 2. Wherever used in this document, unless otherwise required by the context or specifically provided:

      (a) "1940 Act" means the Investment Company Act of 1940 and the rules and regulations promulgated pursuant to that Act, all as amended from time to time;

      (b) "Bylaws" are the bylaws of the Trust, if any, as amended from time to time. The Bylaws are expressly incorporated by reference into this document and deemed to be part of the "governing instrument" within the meaning of the Delaware Business Trust Act;

      (c) "Certificate of Trust" means the certificate of trust, as amended or restated from time to time, filed by the Trustees in the Office of the Secretary of State of the State of Delaware in accordance with the Delaware Business Trust Act;

      (d) "Class" means a class of Shares of a Series of the Trust established in accordance with the provisions of Article III of this document;

      (e) "Commission" has the same meaning as in the 1940 Act;

      (f) "Declaration of Trust" means this Declaration of Trust, as amended or restated from time to time;

      (g) "Delaware Business Trust Act" refers to chapter 38 of the Delaware Code (Title 12, Section 3801, et seq., as amended from time to time), or any future chapter identified under Delaware law as the Delaware Business Trust Act or the body of law covering business trusts under Delaware law;

      (h) "Interested Person" has the same meaning as in Section 2(a)(19) of the 1940 Act, or in any successor to Section 2(a)(19) of the 1940 Act;

      (i) "Investment Adviser" means a party furnishing services to the Trust pursuant to any contract described in Article IV, Section 7(a) hereof;

      (j) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures, estates, and other entities, whether or not legal entities, and governments and agencies and their political subdivisions, whether domestic or foreign;

      (k) "Principal Underwriter" has the meaning as in the 1940 Act;

      (l) "Series" means each Series of Shares established and designated under or in accordance with the provisions of Article III of this document;

      (m) "Shareholder" means a record owner of outstanding Shares;

      (n) "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of the Trust or each Series shall be divided from time to time, including such Class or Classes of Shares as the Trustees may from time to time create and establish, and including fractions of Shares as well as whole Shares as consistent with the requirements of federal and/or state securities laws;

      (o) "Trust" refers to Monument Series Fund, and reference to the Trust, when applicable to one or more series of the Trust, shall refer to any such Series;

      (p) "Trust Property" means any and all property, real or personal, tangible or intangible, which is from time to time owned or held by or for the account of the Trust; and

      (q) "Trustees" refer to the individual trustees in their capacity as trustees under this document and their successors for the time during which they are in as trustees.


                                   ARTICLE II
                                Purpose of Trust

      The purpose of the Trust is to conduct, operate and carry on the business of a management investment company registered under the 1940 Act through one or more Series investing primarily in securities, and to carry on such other business as the Trustees may from time to time determine pursuant to their authority under this Declaration of Trust.


                                   ARTICLE III
                                     Shares

Shares of Beneficial Interest

      Section 1. The beneficial interest in the Trust shall be divided into one or more Series. The Trustees may divide each Series into two or more Classes. Subject to the further provisions of this Article III and any applicable requirements of the 1940 Act, the Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof:

           (i) to divide the beneficial interest in each Series or Class thereof into Shares, with or without par value as the Trustees shall determine;

           (ii) to issue  Shares  without  limitation  as to  number  (including fractional Shares) to such Persons and for such amount and type of consideration, subject to any restriction set forth in the Bylaws, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate;

           (iii) to establish and designate and to change in any manner any Series or Class and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each Series or Class as the Trustees may from time to time determine. The preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing Series or Class and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust;

           (iv) to divide or combine the Shares of any Series or Class into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the Shares of such Series or Class in the assets held with respect to that Series;

           (v) to classify or reclassify any issued Shares of any Series orClass into shares of one or more Series or Classes;

           (vi) to change the name of any Series or Class;

           (vii) to abolish any one or more Series or Classes; and

           (viii) to take such other action with respect to the Shares as the Trustees may deem desirable.

      Subject to the distinctions permitted among Classes of the same Series as established by the Trustees, consistent with the requirements of the 1940 Act, each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series, and each holder of Shares of a Series shall be entitled to receive such holder's pro rata share of distributions of income and capital gains, if any, made with respect to such Series. Upon redemption of the Shares of any Series, the applicable Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

      All references to Shares in this Declaration of Trust shall be deemed to be Shares of any or all Series or Classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust and each Class thereof, except as the context otherwise requires.

      All Shares issued hereunder, including, without limitation, Shares issued in connection with a dividend in Shares or a split or reverse split of Shares, shall be fully paid and non-assessable. Except as otherwise provided by the Trustees, Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Ownership of Shares

      Section 2. The Ownership of Shares shall be recorded on the books of the Trust or those of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series or Class of the Trust. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the transfer of Shares of each Series or Class of the Trust and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Series or Class of the Trust and as to the number of Shares of each Series or Class of the Trust held from time to time by each Shareholder.

Transfer of Shares

      Section 3. Except as otherwise provided by the Trustees, Shares shall be transferable on the books of the Trust only by the record holder of the Shares or by his or her duly authorized agent upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the Bylaws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the Shareholder of record of Shares shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee, or agent of the Trust, shall be affected by any notice of a proposed transfer.

Investments in the Trust

      Section 4. Investments may be accepted by the Trust from Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

Status of Shares and Limitation of Personal Liability

      Section 5. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any such Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but entitles such representative only to the rights of such Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a participation or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Shareholders, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

Establishment and Designation of Series or Class

      Section 6. The establishment and designation of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the then Trustees of a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series or Class of the Trust, whether directly in such resolution or by reference to another document including, without limitation, any registration statement of Trust, or as otherwise provided in such resolution.

      Shares of each Series or Class of the Trust  established  pursuant to this
Article III, unless otherwise provided in the resolution establishing such Series or Class, shall have the following relative rights and preferences:

           (a) Assets Held with Respect to a Particular Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds from whatever source derived (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be) shall irrevocably be held separately with respect to that Series for all purposes, subject only to the rights of creditors of such Series from the assets of the Trust and every other Series, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds), in whatever form the same may be, are referred to in this document as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series shall be held with respect to that Series. Each allocation by the Trustees shall be conclusive and binding on the Shareholders of all Series for all purposes. Separate and distinct records shall be maintained for each Series and the assets held with respect to each Series shall be held and accounted for separately from the assets held with respect to all other Series and the General Assets of the Trust not allocated to such Series.

           (b) Liabilities Held with Respect to a Particular Series. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges, and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class.
                (1) Any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable.

                (2) All liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities held with respect to" that Series or Class.

                (3) Each allocation of liabilities, expenses, costs, charges, and reserves by the Trustees shall be conclusive and binding upon the shareholders of all Series or Classes for all purposes. Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as provided in this document, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets held with respect to such Series only and not against the assets of the Trust generally or against the assets held with respect to any other Series.

                (4) Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Business Trust Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series.

                (5) Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series.

                (6) No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

           (c)   Dividends,   Distributions,   Redemptions,   and   Repurchases.
Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article VI relating to "Net Asset Value, Distributions and Redemptions," no dividend or distribution, including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class with respect to, nor any redemption or repurchase of, the Shares of any Series or Class, shall be effected by the Trust other than from the assets held with respect to such Series, nor shall any Shareholder or any particular Series or Class otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation shall be conclusive and binding upon the Shareholders.

           (d) Equality. All the Shares of each particular Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to that Series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such Series), and each Share of any particular Series shall be equal to each other Share of that Series. With respect to any Class of a Series, each such Class shall represent interests in the assets of that Series and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

           (e) Fractions. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

           (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series of Shares or Class of Shares of the Trust or of other investment companies registered under the 1940 Act in accordance with such requirements and procedures as may be established by the Trustees.

           (g) Combination of Series. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series or Classes into assets and liabilities held with respect to a single Series or Class.

Indemnification of Shareholders

      Section 7. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose.


                                   ARTICLE IV
                                    Trustees

Number, Election and Tenure

      Section 1.

           (a) The number of Trustees shall at all times be at least one and no more than ________ as determined, from time to time, by the Trustees pursuant to
Section 3 of this Article IV.

           (b) Each Trustee shall serve during the lifetime of the Trust until he or she dies, resigns, has reached the mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

           (c) In the event that less than the majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office shall call a Shareholders' meeting for the election of Trustees.

           (d) Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees.

                (1) Such resignation shall be effective upon receipt unless specified to be effective at some other time.

                (2) Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

           (e) The Shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust.

Effect of Death, Resignation, etc. of a Trustee

      Section 2. The death, declination to serve, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to replace those no longer serving, the Trust's Investment Adviser(s) are empowered to appoint new Trustees subject to the provisions of Section 16(a) of the 1940 Act.


Powers

      Section 3.1. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may:

           (a) adopt Bylaws not inconsistent with this Declaration of Trust providing for the management of the affairs of the Trust and may amend and repeal such Bylaws to the extent that such Bylaws do not reserve that right to the Shareholders;

           (b) enlarge or reduce the number of Trustees; remove any Trustee with or without cause at any time by written instrument signed by a least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective, and fill vacancies caused by enlargement of their number or by the death, resignation, retirement or removal of a Trustee;

           (c) elect and remove, with or without cause, such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees, consisting of two or more Trustees, that may exercise the powers and authority of the Board of Trustees to the extent that the Trustees so determine;

           (d) employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank;

           (e) employ an administrator for the Trust and may authorize such administrator to employ subadministrators; employ a Investment Adviser to the Trust and may authorize such Investment Adviser to employ subadvisers; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law;

           (f) set record dates for the determination of Shareholders with respect to various matters;

           (g) declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any
such  custodian,   transfer  or  shareholder   servicing   agent,  or  Principal
Underwriter.

      Section 3.2. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified herein or in the Bylaws or required by law, any action by the Trustees shall be deemed effective if approved or taken by a majority of the Trustees present at a meeting of Trustees at which a quorum of Trustees is present, within or without the State of Delaware. Without limiting the foregoing, the Trustees shall have the power and authority to cause the Trust (or to act on behalf of the Trust):

           (a) To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial papers, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, and foreign government or any political subdivision of the United States Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments;

           (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options (including, options on futures contracts) with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

           (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

           (d) To exercise powers and right of subscription or otherwise which in any manner arise out of ownership or securities;

           (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

           (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

           (g) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

           (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

           (i) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

           (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes and in connection therewith issue notes or other evidence of indebtedness; and to mortgage and pledge the Trust Property or any part thereof to secure any or all of such indebtedness;

           (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust Property or any part thereof to secure any of or all of such obligations;

           (l) To purchase any pay for entirely out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance polices insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability;

           (m) To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans and trusts, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

           (n) To operate as and carry out the business of an investment company, and exercise all the powers necessary or appropriate to the conduct of such operations;

           (o) To enter into contracts of any kind and description;

           (p) To employ as custodian of any assets of the Trust one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of the Trust, subject to any conditions set forth in this Declaration of Trust or in the Bylaws;

           (q) To employ auditors, counsel or other agents of the Trust, subject to any conditions set forth in this Declaration of Trust or in the Bylaws;

           (r) To interpret the investment policies, practices, or limitations of any Series or Class;

           (s) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article III;

           (t) To the full extent permitted by Section 3804 of the Delaware Business Trust Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and liabilities and expenses to a particular Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article III;

           (u) Subject to the 1940 Act, to engage in any other lawful act or activity in which a business trust organized under the Delaware Business Trust Act may engage.

      The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

Payment of Expenses by the Trust

      Section 4. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, Investment Adviser, Principal Underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with Article III, Section 6 of this document.

Payment of Expenses by Shareholders

      Section 5. The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, expenses of the Trust as described in Section 4 of this Article IV ("Expenses"), in an amount fixed from time to time by the Trustees, by setting off such Expenses due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such Expenses due from such Shareholder, provided that the direct payment of such Expenses by Shareholders is permitted under applicable law.

Ownership of Assets of the Trust

      Section 6. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

Service Contracts

      Section 7.

           (a) Subject to such requirements and restrictions as may be set forth under federal and/or state law and in the Bylaws, including, without limitation, the requirements of Section 15 of the 1940 Act, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series (or Class thereof) with any corporation, trust, association, or other organization; and any such contract may contain such other terms as the Trustees may determine, including, without limitation, authority for the Investment Adviser(s) or administrator to delegate certain or all of its duties under such contracts to qualified investment advisers and administrators and to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

           (b) The Trustees may also, at any time and from time to time, contract with any corporation, trust, association, or other organization, appointing it exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Series (or Classes) or other securities to be issued by the Trust. Every such contract shall comply with such requirements and restrictions as may be set forth under federal and/or state law and in the Bylaws, including, without limitation, the requirements of Section 15 of the 1940 Act; and any such contract may contain such other terms as the Trustees may determine.

           (c) The Trustees are also empowered, at any time and from time to time, to contract with any corporations, trusts, associations or other organizations, appointing it or them the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series. Every such contract shall comply with such requirements and restrictions as may be set forth under federal and/or state law and in the Bylaws or stipulated by resolution of the Trustees.

           (d) Subject to applicable law, the Trustees are further empowered, at any time and from time to time, to contract with any entity to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

           (e) The fact that:

                (i) any of the Shareholders, Trustees, or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, Investment Adviser, adviser, Principal Underwriter, distributor, or affiliate or agent of or for any corporation, trust, association, or other organization, or for any parent or affiliate of any organization with which an advisory, management, or administration contract, or Principal Underwriter's or distributor's contract, or transfer agent, shareholder servicing agent or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust; or that

                (ii) any corporation, trust, association or other organization with which an advisory, management, or administration contract or Principal
Underwriter's or distributor's contract, or transfer agent or shareholder servicing agent contract may have been or may hereafter be made also has an advisory, management, or administration contract, or Principal Underwriter's or distributor's or other service contract with one or more other corporations, trusts, associations, or other organizations, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Shareholders, provided approval of each such contract is made pursuant to the requirements of the 1940 Act.

Trustees and Officers as Shareholders

      Section 8. Any Trustee, officer or agent of the Trust may acquire, own and dispose of Shares to the same extent as if he were not a Trustee, officer or agent; and the Trustees may issue and sell and cause to be issued and sold Shares to, and redeem such Shares from, any such Person or any firm or company in which such Person is interested, subject only to the general limitations contained herein or in the Bylaws relating to the sale and redemption of such Shares.


                                    ARTICLE V
             Shareholders' Voting Powers and Meetings

Voting Powers, Meetings, Notice, and Record Dates

      Section 1.

           (a) The Shareholders shall have power to vote only: (i) for the election or removal of Trustees as provided in Article IV, Section 1 of this document, and (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency), or as the Trustees may consider necessary or desirable.

           (b) Each whole Share shall be entitled to one vote as any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.

           (c) Notwithstanding any other provision of this Declaration of Trust, on any matters submitted to a vote of the Shareholders, all Shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series; (ii) when the matter involves the termination of a Series or any other action that the Trustees have determined will affect only the interests of one or more Series, then only Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon.

           (d) There shall be no cumulative voting in the election of Trustees.

           (e) Shares may be voted in person or by proxy. A proxy may be given in writing. The Bylaws may provide that proxies may also, or may instead, be given by an electronic or telecommunications device or in any other manner.

           (f) Notwithstanding anything else contained herein or in the Bylaws, in the event a proposal by anyone other than the officers or Trustees of the Trust is submitted to a vote of the Shareholders of one or more Series or Classes or of the Trust, or in the event of any proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees of the Trust, Shares may be voted only by written proxy or in person at a meeting. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the Bylaws to be taken by the Shareholders. Meetings of the Shareholders shall be called and notice and record dates for the meetings shall be given and set as provided in the Bylaws.

Quorum and Required Vote

      Section 2. Except when a larger quorum is required by applicable law, by the Bylaws or by this Declaration of Trust, thirty-three and one-third percent (33 1/3%) of the Shares entitled to vote shall constitute a quorum at a Shareholders' meeting. When any one or more Series (or Classes) is to vote as a single Class separate from any other Shares, thirty-three and one-third percent (33-1/3%) of the Shares of each such Series (or Class) entitled to vote shall constitute a quorum at a Shareholders' meting of that Series (or Class). Except when a larger vote is required by any provision of this Declaration of Trust or the Bylaws or by applicable law, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Shares of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.

Record Dates

      Section 3. For the purpose of determining the Shareholders of any Series (or Class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series (or Class) having the right to receive such dividend or distribution. Without fixing a record date, the Trustees may for distribution purposes close the register or transfer books for one or more Series (or Classes) at any time prior to the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or Classes).

Additional Provisions

      Section 4. The Bylaws may include further provisions for Shareholders' votes and meetings and related matters.


                                   ARTICLE VI
          Net Asset Value, Distributions and Redemptions

Determination of Net Asset Value, Net Income, and Distributions

      Section 1. Subject to applicable law and Article III, Section 6 if this document, the Trustees, in their absolute discretion, may prescribe and shall set forth in the Bylaws or in a duly adopted vote of the Trustees such bases and time for determining the per Share or net asset value of the Shares of any Series or Class or net income attributable to the Shares of any Series or Class, or the declaration and payment of dividends and distributions on the Shares of any Series or Class, as they may deem necessary or desirable.

Redemptions and Repurchases

      Section 2.

           (a) The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust, or a Person designated by the Trust, that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof as determined by the Trustees (or on their behalf), in accordance with any applicable provisions of the Bylaws and applicable law. Unless extraordinary circumstances exist, payment for said Shares shall be made by the Trust to the Shareholder in accordance with the 1940 Act and any rules and regulations thereunder or as otherwise required by the Commission. The obligation set forth in this Section 2 is subject to the provision that, in the event that any time the New York Stock Exchange (the "Exchange") is closed for other than weekends or holidays, or if permitted by the rules and regulations or an order of the Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series or during any other period permitted by order of the Commission for the protection of investors, such obligation may be suspended or postponed by the Trustees. In the case of a suspension of the right of redemption as provided herein, a Shareholder may either withdraw the request for redemption or receive payment based on the net asset value per share next determined after the termination of such suspension.

           (b) The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series or Class thereof for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any Investment Adviser or other Person in transferring securities selected for delivery as all or part of any payment-in-kind.

           (c) If the Trustees shall, at any time and in good faith, determine that direct or indirect ownership of Shares of any Series or Class thereof has or may become concentrated in any Person to an extent that would disqualify any Series as a regulated investment company under the Internal Revenue Code of 1986, as amended (or any successor statute), then the Trustees shall have the power (but not the obligation) by such means as they deem equitable:

                (i) to call for the redemption by any such Person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification,

                (ii) to refuse to transfer or issue Shares of any Series or Class thereof to such Person whose acquisition of the Shares in question would result in such disqualification, or

                (iii) to take such other actions as they deem necessary and appropriate to avoid such disqualification.

           Any such redemption shall be effected at the redemption price and in the manner provided in this Article VI.

           (d) The holders of Shares shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), or to comply with the requirements of any other taxing authority.


                                   ARTICLE VII
       Compensation and Limitation of Liability of Trustees

Compensation

      Section 1. The Trustees in such capacity shall be entitled to reasonable compensation from the Trust and they may fix the amount of such compensation. However, the Trust will not compensate those Trustees who are Interested Persons of the Trust, its Investment Adviser, subadvisers, distributor or Principal Underwriter. Nothing in this document shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for such services by the Trust.


Indemnification and Limitation of Liability

      Section 2. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Adviser, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the Bylaws.

      All persons extending credit to, contracting with or having any claim against the Trust of the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officer, or Shareholders individually.

Trustee's Good Faith Action, Expert Advice, No Bond or Surety

      Section 3 . The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Insurance

      Section 4. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.


                                  ARTICLE VIII
                                  Miscellaneous

Liability of Third Persons Dealing with Trustees

      Section 1. No Person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

Termination of the Trust or Any Series or Class

      Section 2.

           (a) Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series of Shares or Class thereof may be terminated at any time by vote of a majority of the Shares of such Series or Class entitled to vote or by the Trustees by written notice to the Shareholders of such Series or Class.

           (b) Upon the requisite Shareholder vote or action by the Trustees to terminate the Trust or any one or more Series of Shares or any Class thereof, after paying or otherwise providing for all charges, taxes, expenses, and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or any Class thereof as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees may consider appropriate reduce the remaining assets of the Trust or of the affected Series or Class to distributable form in cash or Shares (if any Series remain) or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the Series or Classes involved, ratably according to the number of Shares of such Series or Class held by the Shareholders of such Series or Class on the date of distribution. Thereupon, the Trust or any affected Series or Class shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Series or Class shall be canceled and discharged.

           (c) Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's Certificate of Trust to be filed in accordance with the Delaware Business Trust Act, which Certificate of Cancellation may be signed by any one Trustee.

Reorganization

      Section 3.

           (a) Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law, (i) cause the Trust to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act, (ii) cause any one or more Series (or Classes) of the Trust to merge or consolidate with or into any one or more other Series (or Classes) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations, (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. Any agreement of merger or consolidation or exchange or certificate or merger may be signed by a majority of the Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

           (b) Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Business Trust Act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 3 may (i) effect any amendment to the governing instrument of the Trust or (ii) effect the adoption of a new governing instrument of the Trust if the Trust is the surviving or resulting trust in the merger or consolidation.

           (c) The Trustees may create one or more business trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Shares in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series of classes thereof.

Amendments

      Section 4. Except as specifically provided in this Section 4, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 4 of Article VIII; (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance provided by Article VII,
Section 4 hereof with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VII, Section 2 hereof as provided in the Bylaws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without Shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Filing of Copies, References, Headings

      Section 5. The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendments, references to this instrument, and all expressions such as "herein," "hereof," and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

Applicable Law

      Section 6.

           (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. The Trust shall be of the type commonly called a business trust, and without limiting the provisions hereof, the Trust specifically reserves the right to exercise any of the powers or privileges afforded to business trusts or actions that may be engaged in by business trusts under the Delaware Business Trust Act, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

           (b)  Notwithstanding  the  first  sentence  of  Section  6(a) of this
Article VIII, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Business Trust Act) pertaining to trusts that relate to or regulate: (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges; (ii) affirmative requirements to post bonds for trustees, officers, agents, or employees of a trust; (iii) the necessity for obtaining a court or other governmental approval concerning the acquisition, holding, or disposition of real or personal property; (iv) fees or other sums applicable to trustees, officers, agents or employees of a trust; (v) the allocation of receipts and expenditures to income or principal; (vi) restrictions or limitations on the permissible nature, amount, or concentration of trust investments or requirements relating to the titling, storage, or other manner of holding of trust assets; or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

Provisions in Conflict with Law or Regulations

      Section 7.

           (a) The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any such provision is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), and the regulations thereunder, the Delaware Business Trust
Act or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

           (b) If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

Business Trust Only

      Section 8. It is the intention of the Trustees to create a business trust pursuant to the Delaware Business Trust Act. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a business trust pursuant to the Delaware Business Trust Act. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners, or members of a joint stock association.


      IN  WITNESS   WHEREOF,   the  Trustees  named  below  have  executed  this
Declaration of Trust as of the ________ day of __________, 2000.

                                  Exhibit 23(d)

        AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT
                              AMENDED AND RESTATED
                          INVESTMENT ADVISORY AGREEMENT

Investment Advisory Agreement ("Agreement") made this _____ day of June, 2000 between MONUMENT SERIES FUND, a Delaware business trust (the "Company"), and MONUMENT ADVISORS, LTD., a Maryland corporation (the "Advisor") (collectively, the "Parties").

      WHEREAS, the Company is organized and intends to operate as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended, (the "Act"), and will register shares of each Portfolio (defined below) under the Securities Act of 1933 ("1933 Act"), to the extent required thereby, on Form N-1A (collectively, "Registration Statement"); and

      WHEREAS, the Company's Declaration of Trust permits the Company's Board of Trustees ("Board" or "Trustees") to establish and authorize the issuance of shares of one or more series of common stock ("series") representing separate investment portfolios, each with its own investment objectives, program, policies and restrictions, as well as classes of shares of those series; and

      WHEREAS, the Board has established and authorized the issuance of the shares of the series listed on Schedule A to this Agreement (each a "Portfolio" and collectively, the "Portfolios"), as may be amended from time to time by mutual written agreement of the Parties ("Schedule A"); and

      WHEREAS, the Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, and is engaged principally in the business of rendering investment advisory services; and

      WHEREAS, the Company desires to have the Advisor perform the investment advisory services and provide the facilities described herein, and the Advisor desires to provide these services and facilities to the Company and each Portfolio thereof; and

      WHEREAS, the Company has entered into a Custody and Investment Accounting Agreement, a Transfer Agency and Service Agreement, and an Administration Agreement with other entities pursuant to which these entities have agreed to provide a range of services to the Company and each Portfolio thereof.

      NOW, THEREFORE, in consideration of the mutual covenants herein contained, and other good and valuable consideration the receipt of which is hereby acknowledged, the Parties agree as follows:


1.    APPOINTMENT OF THE ADVISOR.

      (a) The Company hereby appoints the Advisor, and the Advisor hereby accepts such appointment, to act as the investment adviser to each Portfolio for the period and on the terms herein set forth, for the compensation provided on Schedule A to this Agreement.

      (b) The Advisor shall for all purposes relating to this Agreement be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether in this Agreement or otherwise), have no authority to act for or represent the Company or any Portfolio in any way or otherwise be deemed an agent of the Company, except to the extent authorized to do so by the Board of Trustees.


2.    SERVICES AND FACILITIES TO BE PROVIDED BY THE ADVISOR.

      The Advisor, at its own expense or pursuant to arrangements with others to bear the expenses, shall furnish the services and facilities described below to the Company, on behalf of each Portfolio, subject to the overall supervision and review of the Company's Board of Trustees and in accordance with, as in effect from time to time, the provisions of the Company's Declaration of Trust, By-Laws, Registration Statement, and applicable law (including, without limitation, the Act, the 1933 Act, and the Internal Revenue Code) and, to the extent necessary or appropriate, in coordination with service agreements entered into by the Company with other entities, such as, for example, the Company's Custody and Investment Accounting Agreement, Transfer Agency and Service Agreement, and Administration Agreement. The Advisor shall give the Company and each Portfolio the benefit of its best judgment and efforts in rendering its services as investment adviser.

      (a) INVESTMENT PROGRAM. The Advisor shall continuously furnish an investment program for each Portfolio. In connection therewith, the Advisor shall:

           (i) determine what investments each Portfolio shall purchase, hold, sell, or exchange and what portion, if any, of each Portfolio's assets shall remain uninvested, and shall take such steps as may be necessary to implement the same;

           (ii) determine the manner in which to exercise any voting rights, rights to consent to corporate action, or other rights pertaining to a Portfolio's investment securities; and

           (iii) render regular reports to the Company, at regular meetings of its Board and at such other times as may be reasonably requested by the Board, of (w) the decisions which it has made with respect to the investment of the assets of each Portfolio and the purchase and sale of its investment securities,
(x) the reasons for such decisions, (y) the extent to which it has implemented those decisions, and (z) the manner in which it has exercised any voting rights, rights to consent to corporate action, or other rights pertaining to a Portfolio's investment securities.

      (b) PORTFOLIO SECURITIES TRANSACTIONS. The Advisor, subject to and in accordance with any directions that the Board may issue from time to time, shall place orders for the execution of each Portfolio's securities transactions. When placing orders, the Advisor shall seek to obtain the best net price and execution ("best execution") for each Portfolio, but this requirement shall not be deemed to obligate the Advisor to place any order solely on the basis of obtaining the lowest commission rate if the other standards set forth in this section have been satisfied. The Parties recognize that there are likely to be many cases in which different broker-dealers are equally able to provide best execution and that, in selecting among such broker-dealers with respect to particular trades, it may be desirable to choose those broker-dealers who furnish research, statistical, quotations and other information to the Company and its Portfolios, as well as the Advisor, in accordance with the standards set forth below. Moreover, to the extent that it continues to be lawful to do so and so long as the Board determines that a Portfolio will benefit, directly or indirectly, by doing so, the Advisor may place orders with a broker-dealer who charges a commission for a securities transaction which is in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction, provided that the excess commission is reasonable in relation to the value of "brokerage and research services" (as defined in Section
28(e)(3) of the Securities Exchange Act of 1934 or any successor provision) provided by that broker-dealer. Accordingly, the Company, on behalf of each Portfolio, and the Advisor agree that the Advisor shall select broker-dealers for the execution of each Portfolio's transactions from among:

           (i) those broker-dealers who provide quotations and other services to the Company, with respect to one or more Portfolios, specifically including the quotations necessary to determine the net assets of the Portfolios, in such amount of total brokerage as may reasonably be required in light of such services; and

           (ii) those broker-dealers who supply research, statistical and other data to the Advisor or its affiliates, which the Advisor or its affiliates may lawfully and appropriately use in their investment advisory capacities, which relate directly to securities, actual or potential, of the Portfolios, or which place the Advisor in a better position to make decisions in connection with the management of each Portfolio's assets, whether or not such data may also be useful to the Advisor and its affiliates in managing other portfolios or advising other clients, in such amount of total brokerage as may reasonably be required. The Advisor also may consider the sale of Portfolio shares as a factor in the selection of broker-dealers to execute each Portfolio's securities transactions, subject to the Advisor's obligation to seek best execution for each Portfolio.

      The Advisor shall render regular reports to the Company, not less frequently than quarterly, of how much total brokerage business has been placed by the advisor with broker-dealers falling into each of the categories referred to above and the manner in which the allocation has been accomplished. The Advisor agrees that no investment decision will be made or influenced by a desire to provide brokerage for allocation in accordance with the foregoing, and that the right to make such allocation of brokerage shall not interfere with the Advisor's paramount duty to obtain the best execution for the Company.

      (c) TENDER OFFER SOLICITATION FEES. The Advisor shall use its best efforts to recapture all available tender offer solicitation fees in connection with tenders of the securities of any Portfolio, and any similar payments, provided, however, that neither the Advisor, nor any affiliate of the Advisor shall be required to register as a broker-dealer for this purpose.

      The Advisor shall advise the Board of any fees or payments of whatever type that it may be possible for the Advisor or an affiliate of the Advisor to receive in connection with the purchase or sale of investment securities for any Portfolio.

      (d) VALUATION OF INVESTMENTS. The Advisor shall assist the custodian of the Company's assets ("Custodian") or its designee in (i) valuing the securities of each Portfolio in such manner and on such basis as described in the then-current prospectus and statement of additional information of the Company and (ii) calculating the net asset value per share of each Portfolio, as described in the then-current prospectus and statement of additional information of the Company, at the close of the regular trading of the New York Stock Exchange (the "Exchange"), usually 4:00 p.m. Eastern time, each Monday through Friday, except days on which the Exchange is closed. The Company shall provide, or arrange for others to provide, all necessary information for the calculation of the net asset value per share of each Portfolio, including the total number of shares outstanding of each Portfolio. The Company shall arrange for the Custodian to provide the Advisor or its designee with the net asset value per share of each Portfolio as soon as reasonably practical each day after the net asset value per share has been calculated.

      (e) ASSISTANCE WITH REGULATORY MATTERS. The Advisor shall provide such assistance, cooperation, and information to the Company or its designee, as the same may reasonably request from time to time, with respect to the following matters:

           (i) the preparation, amendment, filing, and/or delivery of the Company's registration statement, regulatory reports, periodic reports to shareholders and other documents (including tax returns), required by applicable law; and

           (ii) the development, implementation, maintenance, and monitoring of a compliance program for assuring compliance with all federal and state securities law matters.

The Parties acknowledge that the Company or its designee shall have primary responsibility for the foregoing matters.

       (f) INFORMATION, RECORDS, AND CONFIDENTIALITY.

           (i) The Company or its designees shall provide timely information to the Advisor regarding such matters as purchases and redemptions of shares of each Portfolio, the cash requirements and cash available for investment in each Portfolio, and all other information as may be reasonably necessary or appropriate for the Advisor to perform its responsibilities hereunder.

           (ii) The Company shall own and control all records maintained hereunder by the Advisor on the Company's behalf and, upon request of the Company or in the event of termination of this Agreement with respect to any Portfolio for any reason, the Advisor shall promptly return to the Company all records relating to that Portfolio, free from any claim or retention of rights by the Advisor and without charge by the Advisor except for the Advisor's direct expense.

           (iii) The Advisor shall not disclose or use any records or information obtained pursuant to this Agreement except as expressly authorized herein, and shall keep confidential any information obtained pursuant to this Agreement, and disclose such information only if the Company has authorized such disclosure, or if such disclosure is expressly required by applicable federal or state regulatory authorities.

      (g) FACILITIES AND PERSONNEL. The Advisor shall, at its expense, furnish to the Company adequate facilities and personnel necessary for the Trustees and officers of the Company to manage the affairs and conduct of the Company's business, including maintaining all internal bookkeeping, accounting and auditing services and records in connection with the Company's investment and business activities. The foregoing shall not be construed to require the Advisor to provide facilities or personnel to any third party service provider retained by the Company. Such facilities and personnel shall include:

           (i) office space, which may be space within the offices of the Advisor or in such other place as may be agreed upon from time to time,

           (ii) office furnishings and supplies, including telephone service, utilities, and simple business equipment, and

           (iii) executive, secretarial and clerical personnel as may be reasonably requested by the Company.

The Advisor shall compensate all Trustees, officers and employees of the Company who are directors, officers, stockholders, or employees of the Advisor or its affiliates.

      (h) DELEGATION TO SUBADVISORS. Subject to the approval of the Board and the shareholders of the Portfolios, the Advisor may delegate to a sub-advisor certain of its duties herein, provided that the Advisor shall continue to supervise the performance of any such subadvisor.


3.    EXPENSES OF THE COMPANY.

      Except for expenses that the Advisor expressly assumes pursuant to this Agreement or any other agreement, the Company shall bear, or cause others to bear, all expenses for its operations and activities, and shall cause the Advisor to be reimbursed, by the Company or others, for any such expense that the Advisor incurs. The expenses borne by the Company include, without limitation:

      (a) fees and expenses paid to the Advisor as provided pursuant to this Agreement;

      (b)  expenses of all audits by independent public accountants;

      (c) expenses of transfer or dividend disbursing agent, registrar, Custodian, or depository appointed for safekeeping of each Portfolio's cash, securities, and other property, and shareholder recordkeeping services, including the expenses of issuing, repurchasing or redeeming Portfolio shares;

      (d) expenses of obtaining quotations for calculating the value of the net assets of each Portfolio;

      (e) salaries and other compensation of executive officers of the Company who are not directors, officers, stockholders or employees of the Advisor or its affiliates;

      (f) all taxes levied against the Company, including issuance and transfer taxes, and corporate fees payable by the Company to federal, state or other governmental agencies;

      (g) brokerage fees and commissions in connection with the purchase and sale of securities for each Portfolio, and similar fees and charges for the acquisition, disposition, lending or borrowing of such securities;

      (h)  costs, including the interest expense, of borrowing money;

      (i) costs incident to meetings of the Board and shareholders of the Company, (exclusive of costs of those Trustees and employees of the Company who are "interested persons" of the Company within the meaning of the Act);

      (j) fees and expenses of Trustees who are not "interested persons" of the Company within the meaning of the Act;

      (k) legal fees, including the legal fees related to the registration and continued qualification of the shares of each Portfolio for sale;

      (l) costs and expense of registering and maintaining the registration of the Company and the shares of each Portfolio under federal law, and making and maintaining any notice filings and fees required under any applicable State laws;

      (m)  the   preparation,   setting  in  type,   printing  in  quantity  and
distribution of materials distributed to then-current shareholders of each Portfolio of such materials as prospectuses, statements of additional information, supplements to prospectuses and statements of additional information, periodic reports, communications, and proxy materials (including proxy statements and proxy cards) relating to the Company or the Portfolio and the processing, including tabulation, of the results of voting instruction and proxy solicitations;

      (n) the fees and expenses involved in the preparation of all reports as required by federal or state law;

      (o)  postage;

      (p) extraordinary or non-recurring expenses, such as legal claims and liabilities and litigation costs and indemnification payments by the Company in connection therewith;

      (q) trade association dues for the Investment Company Institute or similar organizations; and

      (r) the cost of the fidelity bond required by Rule 17g-1 under the Act, and any errors and omissions or other liability insurance premiums covering the Trustees, officers, and employees.


4.    COMPENSATION OF THE ADVISOR.

      As compensation to the Advisor for services rendered and facilities furnished hereunder, the Company shall pay the Advisor a fee in the amount and manner set forth in Schedule A. The fee shall be reduced by any tender solicitation fees received by the Advisor, or any affiliated person of the Advisor, in connection with the tender of investments of any Portfolio or any similar payments (less any direct expenses incurred by the Advisor, or any affiliated person of the Advisor, in connection with such fees or payments).


5.    ACTIVITIES OF THE ADVISOR.

      The services of the Advisor to the Company under this Agreement are not exclusive, and the Advisor and any of its affiliates shall be free to render similar services to others, so long as its services hereunder are not impaired thereby. Subject to and in accordance with the Company's Declaration of Trust, By-Laws, the Declaration of Trust and By-Laws of the Adviser, and any applicable requirements of the Act, it is understood that Trustees, officers, agents and shareholders of the Company are or may be interested persons of the Advisor or its affiliates as directors, officers, agents, or stockholders, or otherwise; that directors, officers, agents, or stockholders, of the Advisor or its affiliates are or may be interested persons of the Company as Trustees, officers, agents, shareholders or otherwise; that the Advisor or its affiliates may be interested in the Company as shareholders or otherwise; and the effect of such interest shall be governed by the Act.


6.    LIABILITIES OF THE ADVISOR.

      The Advisor shall indemnify and hold harmless the Company and each of its Trustees and officers (or former Directors or Trustees and officers) and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, "Indemnitees") from all loss, cost, liability, claim, damage, or expense (including the reasonable cost of investigating and defending against the same and any counsel fees reasonably incurred in connection therewith) incurred by any Indemnitees under the 1933 Act or under common law or otherwise which arise out of or are based upon or are a result of (i) the Advisor's willful misfeasance, bad faith, or negligence in the performance of its duties, or (ii) the reckless disregard of its obligations and duties under this Agreement, or that of its officers, agents, and employees, in the performance of this Agreement, or (iii) the failure at any time of any Portfolio to operate as a regulated investment company in compliance with Subchapter M of the Internal Revenue Code. This indemnity provision, however, shall not operate to protect any officer or Director of the Company from any liability to the Company or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

      In case any action shall be brought against any Indemnitee, the Advisor shall not be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Indemnitee, unless the Indemnitee shall have notified the Advisor in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Indemnitee (or after the Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Advisor of any such claim shall not relieve it from liability to the Indemnitees against whom such action is brought otherwise than on account of this Section 6. The Advisor shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Advisor elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Indemnitees that are defendants in the suit. In the event the Advisor elects to assume the defense of any such suit and retain such counsel, the Indemnitees that are defendants in the suit shall bear the fees and expenses of any additional counsel retained by them, but, in case the Advisor does not elect to assume the defense of any such suit, the Advisor will reimburse the Indemnitees that are defendants in the suit for the reasonable fees and expenses of any counsel retained by them. The Advisor shall promptly notify the Company of the commencement of any litigation or proceedings in connection with the issuance or sales of the shares.


7.    TERM AND TERMINATION.

      (a) TERM. This Agreement shall become effective with respect to each Portfolio on the date hereof, or, with respect to any Portfolio subsequently included on Schedule A ("additional Portfolio"), on the date the Schedule is amended to include such Portfolio. Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the date of its execution with respect to each Portfolio and, with respect to each additional Portfolio, until two years following the date on which such Portfolio becomes a Portfolio hereunder, and shall continue in full force and effect thereafter with respect to each Portfolio so long as such continuance with respect to the Portfolio is approved at least annually (a) by either the Trustees of the Company or by vote of a majority of the outstanding voting securities of the Portfolio, and (b) in either event by the vote of a majority of the Trustees of the Company who are not parties to this Agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval. Notwithstanding the foregoing, the Trustees may, from time to time, establish a new effective date for the continuance of this Agreement with respect to any Portfolio and/or additional Portfolio; provided, that such new effective date precedes the then current termination date of the Agreement. Any approval of this Agreement by the holders of a majority of the outstanding voting securities of any Portfolio shall be effective to continue this Agreement with respect to that Portfolio notwithstanding (i) that this Agreement has not been approved by the vote of a majority of the outstanding voting securities of any other Portfolio affected thereby, and (ii) that this Agreement has not been approved by the vote of a majority of the outstanding voting securities of the Company, unless such approval shall be required by any other applicable law or otherwise.

      (b)  TERMINATION.  This Agreement:

           (i) may at any time be terminated with respect to any Portfolio without the payment of any penalty either by vote of the Board or by vote of a majority of the outstanding voting securities of such Portfolio, on 60 days' written notice to the Advisor;

           (ii) shall automatically and immediately terminate in the event of its assignment; and

           (iii) may be terminated with respect to any Portfolio by the Advisor on 60 days' written notice to the Company.


8.    DEFINITIONS.

      As used herein, the terms "net asset value," "offering price," "investment company," "open-end management investment company," "assignment," "investment adviser," "interested person," "affiliated person," and "majority of the outstanding voting securities" shall have the meanings set forth in the 1933 Act or the Act, and the rules and regulations thereunder. Nothing herein contained shall require the Company to take any action contrary to any provision of its Declaration of Trust, By-Laws, or any applicable statute or regulation.


9.    NOTICES.

      Any notice under this Agreement shall be in writing, addressed and delivered, or mailed postage prepaid, to the other party at such address as the other party may designate for the receipt of notices. Until further notice to the other party, it is agreed that the address of both the Company and the Advisor shall be 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814.


10.   SEVERABILITY.

      If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.


11.   CONFIDENTIALITY.

      The Advisor shall not disclose or use any records or information obtained pursuant to this Agreement, pursuant to its relationship with the Company, or in the course of discharging its obligations hereunder, in any manner whatsoever except as expressly authorized by this Agreement or in a writing by the Company, or as expressly required by applicable federal or state regulatory authorities.


12.   APPLICABLE LAW.

      This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, notwithstanding the conflict of laws provisions thereof, and shall be construed to promote the operation of the Company as an open-end management investment company. Questions relating to the status of the Company will be resolved by resort to the law governing Delaware business trusts.


13.   PARTIES TO COOPERATE.

      The Company and the Advisor agree to fully cooperate with each other in assuring compliance under this Agreement with all federal and state laws and regulations.


IN WITNESS WHEREOF, the Parties have caused this Agreement to be executed effective as of the date first written above.



                                      MONUMENT SERIES FUND




                                      By: DAVID A.  KUGLER
                                           President


ATTEST



By:  ---------------------


                                      MONUMENT ADVISORS, LTD.


                                      By:/s/DAVID A.  KUGLER
                                           ---------------------
                                           David A.  Kugler
                                           President



ATTEST

                                   SCHEDULE A

                                 June ___, 2000

      This schedule is an integral part of the Agreement to which it is attached. Capitalized terms used herein have the same meaning as given to them in the Agreement, except as otherwise noted. This schedule sets forth the names of the Portfolios covered by the Agreement and the compensation of the Advisor for services rendered and facilities furnished to the Portfolios.

      The Company shall pay the Advisor, as full compensation for all services rendered and all facilities furnished under the Agreement, an annual fee, accruable daily and payable two times per calendar month, determined by applying the annual rates set out below to the average daily net assets of each Portfolio named below. The average daily net asset value of the Portfolios shall be determined in the manner set forth in the Company's Declaration of Trust and Registration Statement.

 PORTFOLIOS:

Monument Internet Fund
Monument Medical Sciences Fund
Monument Telecommunications Fund
Monument Digital Technology Fund
Monument New Economy Fund


ADVISORY FEES:

Assets Under Management                        Advisory Fee

Up to $250 million                                  1.25%
$250 million to $500 million                        1.00%
$500 million to $750 million                        0.87%
$750 million to $1 billion                          0.75%
Over $1 billion                                    0.625%

                                Exhibit 23(e)(1)

          REVISED SCHEDULE TO THE DISTRIBUTION AGREEMENT

                                  SCHEDULE A

                                                             June 8, 2000

This Schedule A is an integral part of the Agreement to which it is attached. Capitalized terms used herein have the same meaning as given to them in the Agreement, except as otherwise noted. This Schedule A sets forth the names of the Portfolios covered by the Agreement and the compensation of Distributors for the services rendered with respect thereto.


NAMES OF PORTFOLIOS

Monument Internet Fund
Monument Medical Sciences Fund
Monument Telecommunications Fund
Monument Digital Technology Fund
Monument New Economy Fund


COMPENSATION

For its services rendered pursuant to the Agreement, Distributors shall be entitled to receive, as full compensation therefor, the sales commissions set forth in the Company's Prospectus.

If shares of a Portfolio are tendered to the Company for redemption or repurchase within seven (7) business days after Distributors' acceptance of the original purchase order for such shares, Distributors shall immediately return to the Company the full sales commission (net of any allowances to brokers or dealers) allowed to Distributors on the original sale, and shall promptly, upon receipt thereof, pay to the Company any reallowance from brokers or dealers of the balance of the sales commission reallowed by Distributors. The Company shall notify Distributors, or cause Distributors to be notified, of such tender for redemption within 10 days of the day on which the Company receives notice of such tender for redemption.

                                Exhibit 23(e)(2)

                            FORM OF DEALER AGREEMENT
7

                           FOR BROKER-DEALER USE ONLY
                           FOR BROKER-DEALER USE ONLY


                        SALES AND COMPENSATION AGREEMENT

This Sales and Compensation Agreement is between Monument Distributors, Inc., ("MDI"), principal underwriter for each of the registered investment companies and their respective portfolios within the Monument Funds Group ("Funds"), and______________________________("Company"), the person or entity making
Monument Funds available to customers pursuant to the terms enumerated below.

      The Company represents that it is a (check all that apply):

      A.  Registered broker-dealer/NASD member           __________

      B.  Registered investment advisor                  __________

      C.  Bank                                 __________

      D.  other non-NASD member                     __________

1.    Availability of Monument Funds
   MDI wishes to have the Fund shares available for purchase and redemption by Company's customers. In connection with making Fund shares available to customers, Company has no authority to act as agent for the issuer, MDI or any other dealer (except to receive instructions for the purchase and redemption of Fund shares). All orders are subject to acceptance by MDI and become effective only upon confirmation by MDI. MDI reserves the unqualified right not to accept any specific order for the purchase or exchange of shares.

2.    Offering Price of Funds
   Company is authorized to make available to customers, at Company's own expense, shares of the Funds at their respective public offering prices in accordance with terms and conditions of a current prospectus of the appropriate Fund. Company may offer shares on a forward-pricing basis only; that is, orders for the purchase of shares accepted by Company prior to the close of the New York Stock Exchange and placed with MDI the same day prior to closing time will be confirmed at the closing price for that business day. Company will confirm the transaction with its customer at the price confirmed in writing by MDI. In the event of a difference between verbal and written price confirmations, the written confirmation will be considered final. Prices of the Fund's shares are computed by and are subject to withdrawal by the Funds in accordance with their current prospectus.

3.    Compensation

   a.  General Provisions:

i. MDI Compliance . MDI represents and warrants to Company as follows: (1) that all Funds comply with Rule 2830 of the NASD Rules of Fair Practice regarding prospectus disclosure on and payment of sales charges and service fees. (2) that the Funds are, and will be, registered as investment companies under the Investment Company Act of 1940 and shares of the Funds are, and will be, registered under the Securities Act of 1933, and that the Funds will otherwise comply with all applicable federal and state laws, rulings, administrative rules, and orders; (3) that each prospectus, statement of additional information, annual report, brochure, proxy statements, and any item of advertising or marketing materials relating to the Funds shall be in compliance with all applicable laws, rulings, administrative rules and orders; and (4) notwithstanding the foregoing, MDI shall not have the authority to incur any expense or liability on behalf of the Company.

ii. Service Fees. Companies and its customers will be responsible for published service fees in connection with maintaining accounts in the Funds. The Company represents that it provides personal or account maintenance service to its customers invested in Monument Funds. MDI will provide the Company, within 15 business days of the close of each quarter, with a statement showing the aggregate value of Company's customer accounts bearing the Company's code or as to which the investor has indicated in writing is of the Company.

iii. MDI as Agent. Company hereby authorizes MDI to act as its agent in connection with all transactions in accounts in the Funds for which Company is designated as entity of record. All such designations and all authorizations of MDI to act as Company's agent cease upon termination of this Agreement or upon the shareholder's instructions to transfer his or her account to another entity of record.

b.    Specific Applications:

i.    Registered broker-dealer/ NASD members.

(1) Company claiming compensation under this paragraph represents that it is a member of the National Association of Securities Dealers, Inc., ("NASD") and hereby undertakes to notify MDI in the event its membership terminates for any reason. In the event membership terminates, Company acknowledges that this Agreement automatically terminates. All rules or regulations of the NASD now in effect or adopted in the future, which are binding on underwriters and dealers in the distribution of the securities of open-end investment companies, are deemed to be part of this Agreement to the same extent as set forth in full.

(2) For the duration of this Agreement, MDI will pay commissions on the sale of shares of each Fund in accordance with terms of each Fund's current prospectus. No commissions will be paid on unsettled trades.

(3) MDI will not pay Company any commission with respect to certain transactions which are exempt from sales charges (e.g., Company accounts, qualified tax plans, charitable organizations, etc.) and will pay the reduced commissions which correspond to the reduced sales charges to certain types of transactions as described more fully in the Fund's prospectus.

(4) MDI may elect to pay commissions on Funds previously sold by Company, but Company has no vested right to receive any such continuing fees or commissions.

(5) Company may not share or rebate any portion of its commissions or otherwise grant any concessions, discounts or other allowances to any person who is not a broker or dealer actually engaged in the investment banking or securities business.

(6) In the event a shareholder withdraws within one hundred eighty (180) days funds invested as part of a no-load or reduced-load sale, Company may not be entitled to a reallowance. If this occurs after MDI has already paid the Company, MDI reserves the right to offset recoverable amounts against future payments due Company.

ii. Registered investment advisor. A Company who renders investment advice as part of a "fee-based" program, where the investors pays a fee for the advisor's service, may receive initial concessions or commission on sales.

4.    Payment of Purchases
   Payment for all Fund shares purchased from MDI are payable to the Fund and must be received by MDI within three business days after the acceptance of Company's order or such shorter time as may be required by law. If MDI does not receive timely payment, MDI reserves the right, without notice, to cancel the sale or, at MDI's option, to sell the shares ordered by the Company back to the Fund, in which cases MDI may hold Company responsible for any loss, including loss of profit, suffered by MDI or by the Fund resulting from Company's failure to make payment.

5.    Placement of Orders

a. Company shall place orders with MDI only through Company's central order department unless MDI accepts Company's written Power of Attorney authorizing others to place order(s) on Company's behalf. MDI reserves the right to reject wire orders for the exchange of shares of the Fund for shares of another Monument Funds Group unless a Power of Attorney in a form acceptable to MDI has been fully executed by the shareholder for that specific purpose.

b. Company shall not withhold placing with MDI orders received from Company's customers so as to profit itself as a result of such withholding.

c. MDI will not accept from Company conditional orders for shares.

d. If any shares sold to Company under the terms of this Agreement are repurchased by the Fund, or are tendered for redemption, within seven business days after the date of MDI's confirmation of the original purchase by Company, it is agreed that Company shall forfeit its right to any commissions on such sales, where applicable.

e. MDI will notify Company of any such repurchase or redemption within ten business days after the date on which written request for redemption is delivered to MDI or to the Fund, and Company shall refund to MDI the full amount of any commission received on the sale, where applicable.

f. Shares sold to Company pursuant to this Agreement may not be issued until payment has been received by the Fund. If transfer instructions are not received from Company within 15 days after MDI's acceptance of Company's order, MDI reserves the right to instruct the transfer agent for the Fund to register in book-entry form the shares sold to Company in Company's name. Company agrees to hold harmless and indemnify MDI, the Fund and its transfer agent for any loss or expense resulting from such registration.

6.    Product Representations
      Company shall use its best efforts in the development and promotion of the Funds being made available to customers under this Agreement. Company is responsible for educating its sales personnel about Monument Funds and the requirements for this Agreement. No person is
      authorized  to make  any representations   concerning   Monument  Funds
      except  for   representations contained in the current  applicable
      prospectus in the case of the Funds and in sales literature issued by MDI supplemental to such documents. In purchasing Funds from MDI, Company and its customers shall be entitled to rely solely on the representations contained in the appropriate prospectus and statement of additional information and in such sales literature. MDI will furnish additional copies of the current prospectus and statement of additional information, sales literature, and other releases and information issued by MDI in reasonable quantities upon request. Company shall in all respects duly conform with all laws and regulations applicable to the sale of the Funds and undertakes to indemnify and to hold harmless the Fund, its director/trustees and MDI and its affiliates from any damage or expenses on account of any wrongful act by Company or Company's representatives, agents or sub-agent, in connection with any orders or solicitation of orders of the Funds by Company or Company's representatives, agents or sub-agents.

7.    Account Servicing

a. Each customer is entitled to receive all regular mailings to owners of the same type of Fund, including confirmations, financial statements, proxy materials and other communications required by law or regulation.

b. Excluding accounts opened or modified electronically through the National Securities Clearing Corporation, Company shall promptly furnish MDI with the original or a copy of the account application in the form provided by MDI for each Fund (unless the customer delivers the application directly to Monument's Order Department), including the customer tax identification certification.

c. Company will receive all reports and statements as the Fund may furnish with respect to Fund accounts.

d. In the course of its mailings to shareholders, MDI may mail to Company's customers sales literature and other
      Monument-related information.

8.    Compliance Matters
   Company will not make shares of Fund available to customers in any state or jurisdiction where the shares may not be lawfully offered or sold under "blue sky" laws and regulations, or where Company is not legally enabled to do business. MDI will inform the Company in which states the Fund are qualified for sale. As of January 1998, the Funds are registered in Maryland, Virginia, Washington D.C., New York, Pennsylvania, New Jersey, and Delaware.

   Company agrees to comply with standards regarding classes of shares that MDI may adopt in the future and furnish to Company.

   Excluding ad slicks provided by MDI, Company shall furnish MDI with an advance copy of each advertisement, sales piece or other communication to the public to be used by or on behalf of the Company with respect to a Monument Fund. However, receipt by MDI of such material must not be construed as authorization or approval of such material, and MDI and its affiliates shall have no liability with respect to any such material used by on behalf of Company.

9.    Use of Names
   MDI will not use Company's name in any material relating to MDI, its Funds or affiliates in any manner without prior approval by Company, except that Company hereby approves all uses of its name by MDI that refer in accurate terms to Company's services under this Agreement or that are required by regulatory authority. Approval, where required, will not be unreasonably withheld or delayed. Company may not use MDI's name or the names of Monument Funds, or other affiliated entities in public advertising material except if the material is provided or reviewed by MDI, or after written approval by MDI's senior executive.

10.   Indemnification

a. Company shall indemnify and hold harmless MDI, its affiliates and the Funds in the event the Company or its representatives should violate any law, rule or regulation, or any provision of this Agreement, that may result in losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) to MDI, is affiliates or the Funds. In the event the Fund, MDI or its duly authorized agent determines to refund any amount paid by any investor by reason of any such violation on the Company's part, Company shall return to Monument any payments under this Agreement previously paid or allowed by MDI to Company with respect to the transaction for which the refund is made.

b. Company shall indemnify and hold harmless MDI, its affiliates and the Funds against any losses, claims, damage, liabilities or expenses (including reasonable counsel fees and expenses) resulting from (i) the negligence or misfeasance of Company or (ii) MDI's acting on any information (including taxpayer identification number or other information relating to certifications provided pursuant to the Interest and Dividend Tax Compliance Act of
      1983) or instructions reasonably believed by MDI to have been executed or communicated by a person or person duly authorized by Company or by the customer, except those losses, claims, damages, liabilities or expenses resulting from MDI's negligence or misfeasance.

c. MDI reserves the right at its discretion, without notice, to cancel or suspend sales or withdraw offering of shares entirely, or to modify or cancel this agreement.

11.   Prior Agreements
   This Agreement supersedes and cancels any prior agreement with respect to the sale of any Funds underwritten or administered by MDI and may be amended at any time by written agreement of the parties, or automatically after notice to Company by MDI. Company shall accept the term of an automatic amendment by placing orders of a Fund covered by the amendment.

12.   Termination
   Company may terminate this Agreement upon thirty (30) days written notice to Monument Distributors Inc.

13.   Non-assignability
   This Agreement is not assignable by either party without prior written consent.

14.   Execution; Applicable Law
   This Agreement shall be effective upon acceptance by MDI in Laurel, Maryland. This Agreement is made in the State of New York and shall be interpreted in accordance with the laws of New York. Each party represents that the undersigned has the authority to act and to execute this Agreement on behalf of the respective party.

15.   Communications
   All communications to MDI should be sent to the address below. Any notice to Company shall be duly given if sent to the Company address below, or to the facsimile number specified by Company below as long as a copy of the facsimile is delivered as soon as practicable by U.S. Postal Service or some other carrier.

   Please print or type information:

Signed:                             Accepted:

______________________________      Laurel, Maryland as of
Company Name
------------------------------      ---------------------------
Street Address                      Monument Distributors,
Inc.
_____________________________       7920 Norfolk Avenue
City                  State  Zip    Bethesda, Maryland  20814

________________________________          By:
--------------------------
Phone Number                             Authorized
Signature

---------------------------------
Fax Number

TIN#                 CRD#           Title
                                    -----------------------------
Print Name
By: ______________________________
------------------------------
                Authorized Signature                Date

Title

Print Name

Date

Schedule A:  Fee Schedule







                                          QUESTIONNAIRE

                                            Broker Dealer
Bank

FIRM NAME
------------------------------------------------------
CONTACT
------------------------------------------------------
ADDRESS
------------------------------------------------------
CITY____________________________STATE__________ZIP____________________
PHONE NUMBER
------------------------------------------------------
FAX NUMBER ______________________________________________________
Please give a brief reply to each of the following questions.
1.  What is your taxpayer identification number?
------------------------------

2.  Who is your main service contact?
------------------------------

3.  Who is your main sales contact? ______________________________

4.  Who is your compensation contact?
------------------------------

5.  Who is your back office contact?
------------------------------

6.    Do you have internal office and/or representative numbers?
   (If yes, please send us a
   printed list for our database.) ______________________________

7. Will your accounts be opened in street name or customer name? _________________

8. Will your taxpayer identification number be given for the customer or firm? _______

   ---------------------------------------------------------------------

9.    How will wire order trades be settled (gross or net)?
   --------------------------

10.    Will you send individual wires, bulk wires, or checks for
   payment?______________
   ---------------------------------------------------------------------

11.   If NASD registered, what is your NASD #?
   ---------------------------------

12.   Do you intend to establish a house account?
   ---------------------------------

13.   What category best resembles the type of distribution you are?
      ______Wirehouse               ______Financial Planning
      ______Discount Broker               ______Regional Broker Dealer
      ______Insurance Broker Dealer       ______Bank Broker Dealer
      ______Registered Investment Advisor ______Clearing

14. Do you have a standard format for your branch and/or registered representatives numbers? If so, please describe.


15. Do you trade through NSCC? If yes, list contact for Fund/Serv trading at your firm.


16. Do you currently participate in Networking? If yes, please list your Networking contact and the levels you maintain.

                                Exhibit 23(h)(4)

      REVISED SCHEDULE A TO THE EXPENSE LIMITATION AGREEMENT

                                   SCHEDULE A
                            OPERATING EXPENSE LIMITS

This Agreement relates to the following Portfolios of the Fund:


                                               Maximum Operating
                                                 Expense Limit
                                               (as a percentage of
Name of Portfolio                                   average net
assets)

Monument Telecommunications Fund A                       2.25%
Monument Telecommunications Fund B                       3.00%
Monument Telecommunications Fund C                       3.00%

Monumet Medical Sciences Fund A                          2.25%
Monument Medical Sciences Fund B                         3.00%
Monument Medical Sciences Fund C                         3.00%

Monument Digital Technology Fund A                       2.25%
Monument Digital Technology Fund B                       3.00%
Monument Digital Technology Fund C                       3.00%

Monument New Economy Fund A                              2.25%
Monument New Economy Fund B                              3.00%
Monument New Economy Fund C                              3.00%



Revised as of  June  8, 2000

                                  Exhibit 23(i)

                         OPINION AND CONSENT OF COUNSEL

March 23, 2000


Monument Series Fund
7920 Norfolk Avenue
Suite 500
Bethesda, Maryland 20814

Ladies and Gentlemen:

      This opinion is given in connection with the filing with the Securities and Exchange Commission ("SEC") by Monument Series Fund, Inc., a Maryland corporation ("Company") converting to a Delaware business trust, of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A ("Registration Statement") under the Securities Act of 1933 ("1933 Act") and Amendment No. 10 under the Investment Company Act of 1940 ("1940 Act") (File Nos. 333-26223 and 811-8199). This filing relates to existing Class A, Class B and Class Y shares of beneficial interest, plus Class C shares proposed to be added by this filing. In addition, the filing relates to three separate existing series of the Company: (i) Monument Medical Sciences Fund; (ii) Monument Telecommunications Fund; and (iii) Monument Internet Fund. In addition, the Company is addition two additional series by this filing: Monument Digital Technology Fund, and Monument New Economy Fund. The authorized shares of beneficial interest of the Portfolios are referred to in this opinion as the "Shares."

      This firm has examined the following documents: Articles of Incorporation; Articles of Amendment; proposed Declaration of Trust; By-Laws; Registration Statement on Form N-1A filed on April 30, 1997; Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on October 21, 1997; Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on December 27, 1997; Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 12, 1998; Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on September 29, 1998; Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on November 3, 1998; Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on March 1, 1999; Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on April 15, 1999; Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on August 3, 1999; Post-Effective
Amendment No. 7 to the Registration Statement on Form N-1A filed on or about January 18, 2000; and Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on or about March 10, 2000; pertinent provisions of the laws of the State of Maryland and the State of Delaware; and such other corporate records, certificates, documents and statutes that this firm has deemed relevant in order to render the opinion expressed in this letter.

      Based on the examination, this firm is of the opinion that:

1. The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and

2. The Shares to be offered for sale by the Company, when issued in the manner contemplated by the Registration Statement, as amended, will be legally issued, fully-paid and non-assessable.

      This letter expresses the firm's opinion as to the Maryland General Corporation Law and the Delaware Business Trust Act governing matters such as the due organization of the Company and the authorization and issuance of the Shares, but does not extend to the securities or "Blue Sky" laws of Maryland or Delaware or to federal securities or other laws.

      This firm consents to the use of this opinion as an exhibit to the Registration Statement, as amended.

Very truly yours,



BETH-ANN ROTH, P.C.

                                  Exhibit 23(j)

                         CONSENT OF INDEPENDENT AUDITORS









CONSENT OF INDEPENDENT AUDITORS


Monument Series Fund, Inc.:

We consent to the incorporation by reference in this Post-Effective Amendment No. 8 to Registration Statement No. 333-26223 of our auditors' reports, dated December 23, 1999, included in the Annual Report to Shareholders for the year ended October 31, 1999 and to the reference to us under the caption "Financial Highlights Information" appearing in the Prospectus, which is a part of such Registration Statement.




DELOITTE & TOUCHE LLP
Princeton, New Jersey
March 24, 2000

                                Exhibit 23(m)(1)

   DISTRIBUTION PLAN PURSUANT TO RULE 12b-1 RELATING TO CLASS A
                                     SHARES
4

                              PLAN OF DISTRIBUTION
                      PURSUANT TO RULE 12B-1

                              Monument Series Fund
                                 Class A Shares


I.    INTRODUCTION

      This Plan sets out the terms and conditions by which Monument Series Fund, Inc., a Maryland corporation (the "Company"), may, in effect, act as distributor of the shares of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), with respect to those classes of shares designated as Class A Shares.

      The Board of Directors ("Board") of the Company, including all of the Independent Directors (as defined in this Plan), has approved this Plan on behalf of the Class A Shares of each series of the Company listed on Schedule A hereto (each, a "Portfolio," collectively, "Portfolios"), which may be amended from time to time in accordance with this Plan ("Schedule A"). The Board approved this Plan, with respect to the Class A Shares of each Portfolio, at an in-person meeting, held on October 27, 1997, that was called for the purpose of voting on this Plan.

      In approving this Plan, the Board concluded, in the exercise of reasonable business judgment, and in light of its fiduciary duties under applicable law, including state law and Sections 36(a) and (b) of the Act, that there is a reasonable likelihood that the Plan will benefit the Class A Shares of each Portfolio and the shareholders those Portfolios.


II.   AUTHORIZED PAYMENTS

      The Company, on behalf of the Class A Shares of each Portfolio, shall pay a fee ("Distribution Fee") to the principal underwriter and distributor of the shares of the Portfolio ("Distributor"), for the activities and expenses described in Section III. below. The maximum Distribution Fee payable by the Company, on behalf of each Portfolio, is 0.50% on an annualized basis of the average daily net assets of the Class A Shares of each Portfolio. Of that 0.50%, the Portfolios may pay a service fee of 0.25%.

      The average daily net assets of the Class A Shares of each Portfolio will be computed in the manner described in the then-current prospectus for the Portfolio, as effective under the Securities Act of 1933. Each Portfolio will accrue the Distribution Fee daily, as appropriate, and will pay the Fee monthly or at such other intervals as the Board, in its sole discretion, determines to be in the best interests of the Portfolio. Subject to maximum limit set forth above, the Company, on behalf of a Portfolio, may pay the Distribution Fee for activities and expenses borne in the past in connection with its shares as to which no Distribution Fee was paid on account of such limitation.


III.  ACTIVITIES AND EXPENSES

      The Company, on behalf of each Portfolio, may use some or all of the Distribution Fee to finance, directly or indirectly, any activity or expense that is primarily intended to result in the sale of shares of the Class A Shares of the Portfolio (within the meaning of Rule 12b-1(a)(2) under the Act), including, for example:

      (a) compensation to and expenses, including overhead and telephone expenses, of employees of Distributor who engage in the distribution of the Class A Shares of the Portfolio;

      (b) printing and mailing of prospectuses, statements of additional information, and periodic reports to prospective shareholders of Class A Shares of the Portfolio;

      (c) expenses relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to Class A Shares of the Portfolio;

      (d) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Class A Shares of the Portfolio;

      (e) expenses of holding seminars and sales meetings designed to promote the distribution of Class A Shares of the Portfolio;

      (f) expenses of obtaining information and providing explanations to prospective shareholders of Class A Shares of the Portfolio regarding its investment objectives and policies and other information pertaining to it, including its performance;

      (g) expenses of training sales personnel offering and selling the Portfolio's Class A Shares; and

      (h) expenses of personal services and/or maintenance of shareholder accounts with respect to Class A Shares of the Portfolio.


IV.   TERM AND TERMINATION

      A. Term. The Plan shall take effect, with respect to the Class A Shares of each Portfolio, as of the effective date ("Effective Date") set out next to the name of the Portfolio on Schedule A. The Plan shall remain in effect, with respect to the Class A Shares of each Portfolio, for a period of more than one year after the Effective Date, only for so long as its continuance is specifically approved, along with any related agreement(s), at least annually by vote of a majority (or whatever greater or lesser percentage that may, from time to time, be required by Section 12(b) of the Act and/or the rules thereunder, as administered by the Securities and Exchange Commission ("SEC")) of both (a) the Board, and (b) the Independent Directors, cast in person, at a meeting called for the purpose of voting on the Plan and any related agreement(s).

      B. Termination. The Plan may be terminated at any time, with respect to each Portfolio, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding Class A voting securities of that Portfolio. If this Plan is terminated, the obligation of the Company, on behalf of a Portfolio, to make payments pursuant to this Plan shall also cease and the Company shall not be required to make any payments beyond the termination date even with respect to expenses incurred prior to the termination date.


V.    REPORTS TO BOARD

      Distributor shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts of the Distribution Fee expended and the purposes for which such expenditures were made.


VI.   AMENDMENT OF PLAN

      The Plan may not be amended, with respect to any Portfolio, to materially increase the amount of the Distribution Fee permitted by Section II. of this Plan until such amendment has been approved by a vote of at least the majority of the outstanding voting securities of the Class A Shares of that Portfolio. All material amendments to the Plan must be approved in the manner described in
Section IV.A above.


VII.  SELECTION OF DIRECTORS

      To the extent required by Rule 12b-1(c) under the Act, or any successor provision, as administered by the SEC, while the Plan is in effect, the selection and nomination of the Independent Directors shall be committed solely to the discretion of the Independent Directors then in office.


VIII.      RECORDS

      The Company shall preserve copies of the Plan, any related agreements and all reports made pursuant to Section V of this Plan, for a period of not less than six years from the date of the Plan, any such agreement, or any such report, as the case may be. During the first two years, these records must be stored in an easily accessible place.


IX.   AGREEMENTS RELATED TO PLAN

      Any agreement related to the Plan shall be in writing, and shall provide, with respect to the Class A Shares of each Portfolio, that:

      (a) the agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the Independent Directors, or by a majority of the outstanding voting securities of that Portfolio, on not more than sixty (60) days' written notice;

      (b) the agreement shall automatically terminate in the event of its assignment; and

      (c) the agreement shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by the Board and the Independent Directors, in the manner described in Section IV.A., above.


X.    TERMINOLOGY

As used in this Plan, the terms "assignment," "interested person," and "majority of the outstanding voting securities" shall have the respective meanings specified in the Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the SEC. The term "Independent Directors" shall mean those Directors of the Company who are not "interested persons" of the Company (as that term is defined by Section 2(a)(19) of the Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related thereto.

                                   SCHEDULE A

                                 October 1, 1999


      This Schedule is an integral part of the Plan Of Distribution Pursuant To Rule 12b-1 of Monument Series Fund Class A Shares. Capitalized terms used in this Schedule have the same meaning as given to them in the Agreement, except as otherwise noted.


Name Of Portfolio                         Effective Date

Monument Internet Fund                    October 1, 1999

Monument Medical Sciences Fund            October 1, 1999

Monument Telecommunications Fund          October 1, 1999

                                Exhibit 23(m)(2)

   DISTRIBUTION PLAN PURSUANT TO RULE 12b-1 RELATING TO CLASS B
                                     SHARES
4

                              PLAN OF DISTRIBUTION
                             PURSUANT TO RULE 12B-1

                              Monument Series Fund
                                 Class B Shares


I.    INTRODUCTION

      This Plan sets out the terms and conditions by which Monument Series Fund, Inc., a Maryland corporation (the "Company"), may, in effect, act as distributor of the shares of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), with respect to those classes of shares designated as Class B Shares.

      The Board of Directors ("Board") of the Company, including all of the Independent Directors (as defined in this Plan), has approved this Plan on behalf of the Class B Shares of each series of the Company listed on Schedule A hereto (each, a "Portfolio," collectively, "Portfolios"), which may be amended from time to time in accordance with this Plan ("Schedule A"). The Board approved this Plan, with respect to the Class B Shares of each Portfolio, at an in-person meeting, held on September 24, 1999, that was called for the purpose of voting on this Plan.

      In approving this Plan, the Board concluded, in the exercise of reasonable business judgment, and in light of its fiduciary duties under applicable law, including state law and Sections 36(a) and (b) of the Act, that there is a reasonable likelihood that the Plan will benefit the Class B Shares of each Portfolio and the shareholders those Portfolios.


II.   AUTHORIZED PAYMENTS

      The Company, on behalf of the Class B Shares of each Portfolio, shall pay a fee ("Distribution Fee") to the principal underwriter and distributor of the shares of the Portfolio ("Distributor"), for the activities and expenses described in Section III. below. The maximum Distribution Fee payable by the Company, on behalf of each Portfolio, is 1.00% on an annualized basis of the average daily net assets of the Class B Shares of each Portfolio. Of that 1.00%, the Portfolios may pay a fee for distribution of Class B Shares of 0.75%, and a service fee of 0.25%.

      The average daily net assets of the Class B Shares of each Portfolio will be computed in the manner described in the then-current prospectus for the Portfolio, as effective under the Securities Act of 1933. Each Portfolio will accrue the Distribution Fee daily, as appropriate, and will pay the Fee monthly or at such other intervals as the Board, in its sole discretion, determines to be in the best interests of the Portfolio. Subject to maximum limit set forth above, the Company, on behalf of a Portfolio, may pay the Distribution Fee for activities and expenses borne in the past in connection with its shares as to which no Distribution Fee was paid on account of such limitation.


III.  ACTIVITIES AND EXPENSES

      The Company, on behalf of each Portfolio, may use some or all of the Distribution Fee to finance, directly or indirectly, any activity or expense that is primarily intended to result in the sale of shares of the Class B Shares of the Portfolio (within the meaning of Rule 12b-1(a)(2) under the Act), including, for example:

      (a) compensation to and expenses, including overhead and telephone expenses, of employees of Distributor who engage in the distribution of the Class B Shares of the Portfolio;

      (b) printing and mailing of prospectuses, statements of additional information, and periodic reports to prospective shareholders of Class B Shares of the Portfolio;

      (c) expenses relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to Class B Shares of the Portfolio;

      (d) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Class B Shares of the Portfolio;

      (e) expenses of holding seminars and sales meetings designed to promote the distribution of Class B Shares of the Portfolio;

      (f) expenses of obtaining information and providing explanations to prospective shareholders of Class B Shares of the Portfolio regarding its investment objectives and policies and other information pertaining to it, including its performance;

      (g) expenses of training sales personnel offering and selling the Portfolio's Class B Shares; and

      (h) expenses of personal services and/or maintenance of shareholder accounts with respect to Class B Shares of the Portfolio.


IV.   TERM AND TERMINATION

      A. Term. The Plan shall take effect, with respect to the Class B Shares of each Portfolio, as of the effective date ("Effective Date") set out next to the name of the Portfolio on Schedule A. The Plan shall remain in effect, with respect to the Class B Shares of each Portfolio, for a period of more than one year after the Effective Date, only for so long as its continuance is specifically approved, along with any related agreement(s), at least annually by vote of a majority (or whatever greater or lesser percentage that may, from time to time, be required by Section 12(b) of the Act and/or the rules thereunder, as administered by the Securities and Exchange Commission ("SEC")) of both (a) the Board, and (b) the Independent Directors, cast in person, at a meeting called for the purpose of voting on the Plan and any related agreement(s).

      B. Termination. The Plan may be terminated at any time, with respect to each Portfolio, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding Class B voting securities of that Portfolio. If this Plan is terminated, the obligation of the Company, on behalf of a Portfolio, to make payments pursuant to this Plan shall also cease and the Company shall not be required to make any payments beyond the termination date even with respect to expenses incurred prior to the termination date.


V.    REPORTS TO BOARD

      Distributor shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts of the Distribution Fee expended and the purposes for which such expenditures were made.


VI.   AMENDMENT OF PLAN

      The Plan may not be amended, with respect to any Portfolio, to materially increase the amount of the Distribution Fee permitted by Section II. of this Plan until such amendment has been approved by a vote of at least the majority of the outstanding voting securities of the Class B Shares of that Portfolio. All material amendments to the Plan must be approved in the manner described in
Section IV.A above.


VII.  SELECTION OF DIRECTORS

      To the extent required by Rule 12b-1(c) under the Act, or any successor provision, as administered by the SEC, while the Plan is in effect, the selection and nomination of the Independent Directors shall be committed solely to the discretion of the Independent Directors then in office.


VIII.      RECORDS

      The Company shall preserve copies of the Plan, any related agreements and all reports made pursuant to Section V of this Plan, for a period of not less than six years from the date of the Plan, any such agreement, or any such report, as the case may be. During the first two years, these records must be stored in an easily accessible place.


IX.   AGREEMENTS RELATED TO PLAN

      Any agreement related to the Plan shall be in writing, and shall provide, with respect to the Class B Shares of each Portfolio, that:

      (a) the agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the Independent Directors, or by a majority of the outstanding voting securities of that Portfolio, on not more than sixty (60) days' written notice;

      (b) the agreement shall automatically terminate in the event of its assignment; and

      (c) the agreement shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by the Board and the Independent Directors, in the manner described in Section IV.A., above.


X.    TERMINOLOGY

As used in this Plan, the terms "assignment," "interested person," and "majority of the outstanding voting securities" shall have the respective meanings specified in the Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the SEC. The term "Independent Directors" shall mean those Directors of the Company who are not "interested persons" of the Company (as that term is defined by Section 2(a)(19) of the Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related thereto.



Adopted as of October 1, 1999

                                   SCHEDULE A

                                 October 1, 1999


      This Schedule is an integral part of the Plan Of Distribution Pursuant To Rule 12b-1 of Monument Series Fund Class B Shares. Capitalized terms used in this Schedule have the same meaning as given to them in the Agreement, except as otherwise noted.


Name Of Portfolio                         Effective Date

Monument Internet Fund                    October 1, 1999

Monument Medical Sciences Fund            October 1, 1999

Monument Telecommunications Fund          October 1, 1999

                                Exhibit 23(m)(3)

   DISTRIBUTION PLAN PURSUANT TO RULE 12b-1 RELATING TO CLASS C
                                     SHARES
4

                              PLAN OF DISTRIBUTION
                      PURSUANT TO RULE 12B-1

                              Monument Series Fund
                                 Class C Shares


I.    INTRODUCTION

      This Plan sets out the terms and conditions by which Monument Series Fund, Inc., a Delaware business trust (the "Trust"), may, in effect, act as distributor of the shares of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), with respect to those classes of shares designated as Class C Shares.

      The Board of Directors ("Board") of the Trust, including all of the Independent Directors (as defined in this Plan), has approved this Plan on behalf of the Class C Shares of each series of the Trust listed on Schedule A hereto (each, a "Portfolio," collectively, "Portfolios"), which may be amended from time to time in accordance with this Plan ("Schedule A"). The Board approved this Plan, with respect to the Class C Shares of each Portfolio, at an in-person meeting, held on March 18, 2000, that was called for the purpose of voting on this Plan.

      In approving this Plan, the Board concluded, in the exercise of reasonable business judgment, and in light of its fiduciary duties under applicable law, including state law and Sections 36(a) and (b) of the Act, that there is a reasonable likelihood that the Plan will benefit the Class C Shares of each Portfolio and the shareholders those Portfolios.


II.   AUTHORIZED PAYMENTS

      The Trust, on behalf of the Class C Shares of each Portfolio, shall pay a fee ("Distribution Fee") to the principal underwriter and distributor of the shares of the Portfolio ("Distributor"), for the activities and expenses described in Section III. below. The maximum Distribution Fee payable by the Trust, on behalf of each Portfolio, is 1.00% on an annualized basis of the average daily net assets of the Class C Shares of each Portfolio. Of that 1.00%, the Portfolios may pay a fee for distribution of Class C Shares of 0.75%, and a service fee of 0.25%.

      The average daily net assets of the Class C Shares of each Portfolio will be computed in the manner described in the then-current prospectus for the Portfolio, as effective under the Securities Act of 1933. Each Portfolio will accrue the Distribution Fee daily, as appropriate, and will pay the Fee monthly or at such other intervals as the Board, in its sole discretion, determines to be in the best interests of the Portfolio. Subject to maximum limit set forth above, the Trust, on behalf of a Portfolio, may pay the Distribution Fee for activities and expenses borne in the past in connection with its shares as to which no Distribution Fee was paid on account of such limitation.


III.  ACTIVITIES AND EXPENSES

      The Trust, on behalf of each Portfolio, may use some or all of the Distribution Fee to finance, directly or indirectly, any activity or expense that is primarily intended to result in the sale of shares of the Class C Shares of the Portfolio (within the meaning of Rule 12b-1(a)(2) under the Act), including, for example:

      (a) compensation to and expenses, including overhead and telephone expenses, of employees of Distributor who engage in the distribution of the Class C Shares of the Portfolio;

      (b) printing and mailing of prospectuses, statements of additional information, and periodic reports to prospective shareholders of Class C Shares of the Portfolio;

      (c) expenses relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to Class C Shares of the Portfolio;

      (d) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Class C Shares of the Portfolio;

      (e) expenses of holding seminars and sales meetings designed to promote the distribution of Class C Shares of the Portfolio;

      (f) expenses of obtaining information and providing explanations to prospective shareholders of Class C Shares of the Portfolio regarding its investment objectives and policies and other information pertaining to it, including its performance;

      (g) expenses of training sales personnel offering and selling the Portfolio's Class C Shares; and

      (h) expenses of personal services and/or maintenance of shareholder accounts with respect to Class C Shares of the Portfolio.


IV.   TERM AND TERMINATION

      A. Term. The Plan shall take effect, with respect to the Class C Shares of each Portfolio, as of the effective date ("Effective Date") set out next to the name of the Portfolio on Schedule A. The Plan shall remain in effect, with respect to the Class C Shares of each Portfolio, for a period of more than one year after the Effective Date, only for so long as its continuance is specifically approved, along with any related agreement(s), at least annually by vote of a majority (or whatever greater or lesser percentage that may, from time to time, be required by Section 12(b) of the Act and/or the rules thereunder, as administered by the Securities and Exchange Commission ("SEC")) of both (a) the Board, and (b) the Independent Directors, cast in person, at a meeting called for the purpose of voting on the Plan and any related agreement(s).

      B. Termination. The Plan may be terminated at any time, with respect to each Portfolio, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding Class C voting securities of that Portfolio. If this Plan is terminated, the obligation of the Trust, on behalf of a Portfolio, to make payments pursuant to this Plan shall also cease and the Trust shall not be required to make any payments beyond the termination date even with respect to expenses incurred prior to the termination date.


V.    REPORTS TO BOARD

      Distributor shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts of the Distribution Fee expended and the purposes for which such expenditures were made.


VI.   AMENDMENT OF PLAN

      The Plan may not be amended, with respect to any Portfolio, to materially increase the amount of the Distribution Fee permitted by Section II. of this Plan until such amendment has been approved by a vote of at least the majority of the outstanding voting securities of the Class C Shares of that Portfolio. All material amendments to the Plan must be approved in the manner described in
Section IV.A above.


VII.  SELECTION OF DIRECTORS

      To the extent required by Rule 12b-1(c) under the Act, or any successor provision, as administered by the SEC, while the Plan is in effect, the selection and nomination of the Independent Directors shall be committed solely to the discretion of the Independent Directors then in office.


VIII.      RECORDS

      The Trust shall preserve copies of the Plan, any related agreements and all reports made pursuant to Section V of this Plan, for a period of not less than six years from the date of the Plan, any such agreement, or any such report, as the case may be. During the first two years, these records must be stored in an easily accessible place.


IX.   AGREEMENTS RELATED TO PLAN

      Any agreement related to the Plan shall be in writing, and shall provide, with respect to the Class C Shares of each Portfolio, that:

      (a) the agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the Independent Directors, or by a majority of the outstanding voting securities of that Portfolio, on not more than sixty (60) days' written notice;

      (b) the agreement shall automatically terminate in the event of its assignment; and

      (c) the agreement shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by the Board and the Independent Directors, in the manner described in Section IV.A., above.


X.    TERMINOLOGY

As used in this Plan, the terms "assignment," "interested person," and "majority of the outstanding voting securities" shall have the respective meanings specified in the Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the SEC. The term "Independent Directors" shall mean those Directors of the Trust who are not "interested persons" of the Trust (as that term is defined by Section 2(a)(19) of the Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related thereto.



Adopted effective May 15, 2000

                                   SCHEDULE A

                                  May 15, 2000


      This Schedule is an integral part of the Plan of Distribution Pursuant To Rule 12b-1 of Monument Series Fund Class C Shares. Capitalized terms used in this Schedule have the same meaning as given to them in the Agreement, except as otherwise noted.


Name Of Portfolio                         Effective Date

Monument Internet Fund                    May 15, 2000

Monument Medical Sciences Fund            May 15, 2000

Monument Telecommunications Fund          May 15, 2000

Monument Digital Technology Fund          May 15, 2000

Monument New Economy Fund                 May 15, 2000

                                  Exhibit 23(p)

                                 CODE OF ETHICS
14

                           Monument Series Fund, Inc.
                               Monument Advisors, Ltd.
                                       and
                           Monument Distributors, Inc.

                                  Code of Ethics

1.    Introduction

   Monument Series Fund, Inc. ("Monument Funds"), Monument Advisors, Ltd. ("Advisors") and Monument Distributors, Inc. ("Distributors") recognize that they have fiduciary duties to their shareholders and clients, and recognize the importance of maintaining high ethical standards in the conduct of business.

2.    Purpose

   The purpose of this Code of Ethics is to make it clear what ethical standards you, as an officer, director, or employee of Monument Funds, Advisors, or Distributors, are expected to follow.

   In addition, this Code of Ethics sets forth implementing procedures designed to prevent Access Persons (defined below) of the Funds from engaging in any conduct prohibited by this code.

 3.  Legal Background

Rule 17j-1 under the Investment Company Act of 1940 ("Act") makes it unlawful for any affiliated person of or principal underwriter for an investment company, or any affiliated person of an investment adviser of or principal underwriter for an investment company, in connection with the purchase or sale, directly or indirectly, by the person, relating to a security held or to be acquired by an investment company:

a. To employ any device, scheme or artifice to defraud the investment company;

b. To make any untrue statement of a material fact to the investment company, or omit to state a material fact necessary in order to make the statements made to the investment company, in light of the circumstances under which they are made, not misleading; c. To engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the investment company; or d. To engage in any manipulative practice with respect to an investment company.




4.  Duties of Officer, Directors and Employees

a. General Fiduciary Duty. You, being in a position of trust, have a fiduciary duty to the shareholders of the Monument Funds and to the clients of Advisors and Distributors to maintain a standard of professional conduct higher than that expected of the ordinary man or woman on the street.

     The standards of such conduct are spelled out in a body of law, but they may be expressed in one simple principal: a fiduciary must place his first duty to another. In your case, your first duty is to the Monument Fund's shareholders and the clients of Advisors and Distributors.

b. Conflicts of Interest. When there is a conflict of interest or a potential conflict of interest between your own interests and the interests of the Monument Funds' shareholders or the clients of Advisors or Distributors, you must put their interests first. You have a fiduciary duty timely to disclose to your supervisor and Monument Funds' compliance officer any financial interest or other conflict of interest, direct or indirect, that you may have. You may not make any arrangement with any third party, formal or informal, directly or indirectly, in which you receive any financial benefit as a result of your position with Monument Funds, Advisors, or Distributors. You may not share in any profits, make any guarantees, or promise any profits to any other person, based on your position as an officer, director or employee of the Monument Funds, Advisors, or Distributors.

c. Gifts, Gratuities and the Like. You may not accept any payment, fee, commission, gift, or services in lieu of payment, from any person or entity who does or may do business with Monument Funds, Advisors, or Distributors. An exception may be made in the case of a gift of nominal value (under $100) under circumstances in which it would be awkward and inappropriate to decline.

d. Outside Employment. You may not accept any outside employment or accept any outside remuneration without prior written clearance from Monument Funds' compliance officer. You may not engage in any securities business, attempt to sell any securities, limited offerings, insurance product, or otherwise, that is not supervised by Advisors or Distributors. You may not be registered with or employed by any broker-dealer other than Distributors, without the written approval of Monument Funds' compliance officer.

e. Service as a Board Member. You may not serve on the board of a publicly traded company unless prior authorization is obtained from the Monument Funds' compliance officer, based on a determination that (i) the business of such company does not conflict with the interests of the Monument Funds,
     (ii) service would be consistent with the best interests of the Monument Funds and their shareholders, and (iii) service is not prohibited by law. If such service is authorized, procedures shall be put in place to isolate you from those making investment decisions on behalf of Monument Funds and Advisors' clients.

f. Pre-clearance of Personal Securities Transactions. You must obtain prior written approval from the Monument Funds' compliance officer or a principal of Advisors or Distributors before purchasing or selling, directly or indirectly, any Restricted Security (defined below) in any account over which you exercise beneficial ownership (defined below).

     Approval  will not be granted  for  purchase  or sale of any  Restricted
     Security (or any related option or security convertible into any Restricted Security) for which the Monument Funds or Advisors' clients have a pending purchase or sale order, or have had a purchase or sale transaction within the previous three business days.

     A written record of any pre-clearance approval shall be maintained by Monument Funds' compliance officer.

g. Pre-clearance of Personal Securities Transactions of Independent Directors. A special provision applies to an Access Person who is also an independent director (defined below) of the Monument Funds. Such independent director must obtain prior written approval from Monument Funds' compliance officer to effect a transaction in a Covered Security (defined below) in any account over which he or she knew or, in the ordinary course of fulfilling his or her official duties as a director of Monument Funds, should have known, that during the 15-day period immediately preceding or after the date of such transaction by the independent director, such security is or was purchased or sold by a Monument Fund, or such purchase or sale is or was being considered by a Monument Fund.

h. Initial Public Offerings. You may not participate in any initial public offering (defined below) of any security in any account over which you exercise beneficial ownership.

i. Limited Offerings. You may not engage in any transaction as a result of which you acquire beneficial ownership in a limited offering (defined below), without obtaining the prior written approval of Monument Funds' compliance officer or of a principal of Advisors or Distributors.

     If you have obtained prior approval and made an investment in a private placement, you must disclose that investment to Advisors' officers and portfolio managers when they consider an investment in the private placement issuer on behalf of the Monument Funds or Advisors' or Distributors' clients.


j. Brokerage Accounts. You may open a personal brokerage account at one or more broker-dealers. You are required to disclose to the broker-dealer that you are an officer, director or employee of the Monument Funds, Advisors, or Distributors. You are required to instruct the broker-dealer to send duplicate confirmations and duplicate statements to your employer, in care of the Monument Funds' compliance officer.

5.    Definitions

a.    "Access Person" means any director, officer, or Advisory
      Person (defined below) of the Monument  Funds, Advisors, or
      Distributors.

b. "Advisory Person" means any employee of the Monument Funds or Advisors who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of Covered Securities (defined below) by a Fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and any natural person in a control relationship to the Monument Funds or Advisors who obtains information concerning recommendations made to the Monument Funds with regard to the purchase or sale of Covered Securities by the Monument Funds.

c. "Beneficial Ownership" means ownership of securities or securities accounts by or for the benefit of a person, or such person's family member (defined below) including any account in which the employee or family member of that person holds a direct or indirect beneficial interest, retains discretionary investment authority or exercise a power of attorney. "Beneficial Ownership" is interpreted in the same manner as it would be under Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("Exchange Act") in determining whether a person is the beneficial owner of a security for purposes of section 16 of the Exchange Act and the rules thereunder. Any report required by this Code of Ethics may contain a statement that the report will not be construed as an admission that the person making the report has any direct or indirect beneficial ownership in the Covered Security to which the report relates.

d. "Compliance Officer" means the person appointed by the directors of the Monument Funds to administer the Code of Ethics.

e. "Control" means the power to exercise a controlling influence over the management of policies of a company, as defined in Section 2(a)(9) of the Act.

f. "Covered Security" means a security as defined in section 2(a)(36) of the Act, except that it does not include: (i) direct obligations of the Government of the United States; (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and (iii) shares issued by open-end investment companies.

g. "Family member" means any person's spouse, child or other relative, whether related by blood, marriage or otherwise, who either resides with, is financially dependent upon, or whose investments are controlled by that person. The term "family member" also includes any unrelated individual whose investments are controlled and whose financial support is materially contributed to by that person.

h. "Independent Director" means a director of the Monument Funds who is not an "interested person" of Monument Funds within the meaning of Section 2(a)(19) of the Act.

i. "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

j.    "Investment  Adviser"  means  any  entity  listed in the  Monument  Funds'
      current   prospectus  that  provides   investment  advice  and  investment
      management services to Monument Funds.

k. "Investment Personnel" means any person who, in connection with his or her regular duties makes, participates in, or recommends the purchase or sale of a security for any of the Funds.

l. "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) or pursuant to Rule 504, Rule 505, or Rule 506 under the Securities Act of 1933.

m. "Portfolio Manager" means any person entrusted with the direct responsibility and authority to make investment decisions affecting any of Monument Funds.

n. "Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security and the exercise of a stock option.

o. "Restricted Security" means any security for which Monument Funds or Advisors' clients have a pending purchase or sale order. Advisors shall maintain a daily list of restricted securities.

p. "Security held or to be acquired" means any security which, within the most recent 15 days, (i) is or has been held by a Monument Fund or Advisors' client, or (ii) is being or has been considered by a Monument Fund or Advisors for purchase on behalf of a client.

q. "Security is being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated or, with respect to the person making the recommendation, when such person considers making such a recommendation or when there is an outstanding order to purchase or sell the security.

6.   Reports by Access Persons

   Monument Funds' Code of Ethics requires Access Persons to file four reports: initial holding reports, quarterly transaction reports, annual holding reports, and annual certificates of compliance.

a.    Initial Holding Reports

        No later than 30 days after you have been informed that you are an Access Person, you are required to submit a report to the Monument Fund's compliance officer showing: (1) the name, (2) the number of shares (if an equity security), and (3) the principal amount (if a bond or similar instrument denominated in dollars) of each Covered Security (defined above) in which you had any direct or indirect beneficial ownership when you became named an Access Person. Negative reports are required. A truthful negative report is satisfactory if you sign, date and submit a report marked "No Securities Holdings."

b.    Quarterly Transactions Reports

        No later than ten calendar days after the end of each calendar quarter, you are required to submit a two-part report to the Monument Fund's compliance officer showing:

(1) Part One. Transactions. With respect to any transaction during the previous quarter in a Covered Security in which you had any direct or indirect beneficial ownership: (a) the date of the transaction; (b) the title (name) of the security; (c) the principal amount, interest rate and maturity date (if applicable, for a non-equity, bond or similar security); (d) the number of shares (if an equity security); (b) the nature of the transaction (i.e. purchase, sale or any other type of acquisition or disposition); (c) the price of the Covered Security at which the transaction was effected; (d) the name of the broker, dealer or bank with or through which the transaction was effected; and (e) the date you signed the report and transmitted it to the Monument Fund's compliance officer. Negative reports are required. A truthful negative report is satisfactory if you sign, date and submit a report marked "No Securities Transactions."

(2) Part Two. Account Established. With respect to any account you established in which any securities (note: not just Covered Securities) were held during the previous quarter for your direct or indirect benefit: (a) the name of the broker, dealer or bank with whom you established the account;
     (b) the date the account was established; and (c) the date you signed the report and transmitted it to the Monument Fund's compliance officer. A truthful negative report is satisfactory if you sign, date and submit a report marked "No Accounts Established."

     Access Persons are not required to file quarterly reports for quarters ending prior to December 31, 1999, for the purchase and sale of any Restricted Security, provided that the Access Person caused the broker-dealer effecting any such transaction to mail duplicate confirmations and brokerage statements to the Monument Funds' compliance officer.

c. Annual Holdings Reports Holding Reports. Annually, no later than January 10th, you are required to submit a report, with information current no older than 30 days before the report is submitted, showing for any Covered Security in which you had any direct or indirect beneficial interest: (1) the title or name of each security; (2) the name of any broker, dealer or bank with whom you maintain such an account; and (3) the date you signed the report and transmitted it to the Monument Fund's compliance officer. A truthful negative report is satisfactory if you sign, date and submit a report marked "No Covered Securities."

d. Annual Certificate of Compliance. Annually, no later than January 10, you are required to submit a report certifying that you have a copy of the Monument Funds' Code of Ethics a copy of the Monument Funds' Written Supervisory Procedures that you understand them, and that you are in compliance with their provisions.

6.     Exceptions to Reports by Access Persons

a. A person need not make a report required under the immediately preceding section of this Code of Ethics with respect to transactions effect for, and Covered Securities held in, an account over which the person has no direct or indirect influence or control.

b. A director of Monument Funds who is an independent director (defined above) need not (1) file an initial holdings report; (2) need not file quarterly transaction reports; and
      (3) need not direct his or her broker to provide duplicate confirmations of personal securities transactions to Monument Funds' compliance officer, unless the director knew, or, in the ordinary course of fulfilling his or her official duties as a Monument Funds director, should have known that during the 15 day period immediately before or after the director's transaction in a Covered Security, a Monument Fund purchased or sold the Covered Security, or the Monument Fund or Advisors considered purchasing or selling the Covered Security.

      However, each independent is required to file annual holdings reports and annual certification of compliance, called for by this Code of Ethics.

7.   Sanctions

   Your employer wishes you success in your personal life and does not wish to impose any unreasonable sanction. When in doubt about contemplated conduct, or past conduct, it makes sense to discuss it frankly with your supervisor and/or Monument Funds' compliance officer. They have a duty to treat you fairly. That being said, violations of this Code of Ethics expose you to appropriate sanctions, including, but not limited to, a letter of censure, suspension with or without pay, or termination of employment. In addition, you shall be require to disgorge any profits realized on personal securities transactions found to be in violation of this Code of Ethics.

8.     Notification of Reporting Obligation.

    Monument Funds' compliance officer shall identify all Access Persons and any other persons who may not meet the definition of Access Person but who, nevertheless, are required to make the reports required by this Code of Ethics. The Monument Funds' compliance officer shall inform those persons of their reporting obligation.

9.    Review of Reports

   Monument Funds' compliance officer shall establish procedures to insure that required reports are submitted timely; to notify persons whose reports are late or otherwise do not meet the requirements of this Code of Ethics; and to notify Monument Funds' management of any significant violation of this Code of Ethics, together with recommendations of remedial actions and sanctions, if appropriate.

 10. Reports to Board of Directors

   The Monument Funds' compliance officer shall prepare an annual report for the Board for Directors which, at a minimum, summarizes the existing procedures concerning personal investing any changes in the procedures made during that year; identifies any violations requiring significant remedial action during the past year; and identifies any recommended changes in existing restrictions or procedures.

11.    Recordkeeping

       Monument Funds shall maintain the following records:

a. Code of Ethics. A copy of each Code of Ethics that is in effect, or at any time within the past five years was in effect, shall be maintained in an easily accessible place.

b. Record of Violations. A record of any violation of the Code of Ethics, and of any action taken as a result of the violation, shall be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs.

c. Reports by Access Persons. A copy of each report made by an Access Person, including any information provided in lieu of reports, shall be maintained for at least five years after the end of the fiscal year in which the report is made, the first two years in an easily accessible place.

d. Records of Persons. A record of all persons, currently or within the past five years, who are or were required to make reports, or who are or were responsible for reviewing these reports, shall be maintained in an easily accessible place for at least five years.

e. Reports to Funds' Board of Directors. A copy of each report to Funds' Board of Directors shall be maintained for at least five years after the end of the fiscal year in which it is made, the first two years in an easily accessible place.

f. Records of Decisions. A record of any decision, and the reasons supporting the decision, to approve the acquisition by investment personnel of investments in IPOs and Limited Offerings shall be maintained for at least five years after the end of the fiscal year in which the approval is granted, the first two years in an easily accessible place.

Attachments:

Initial Holding Report
Quarterly Transaction Report
Annual Holding Report
Annual Certification of Compliance
Securities Transaction Pre-clearance Form
















Monument Series Fund, Inc.
Access Person Initial Holding Report

 I certify that as of ____________ (date) the list below is a complete list of Covered Securities in which I had any direct or indirect beneficial ownership and includes each broker, dealer or bank at which I maintain an account in which any securities (not just Covered Securities) were held for my direct or indirect beneficial ownership when I became an Access Person:

----------------------------------------------------
 Title or Name    No. of  Principal        Broker,
of Security      Shares   Amount           Dealer
                          (Bonds)          or Bank


----------------------------------------------------



-------------------------
                                              Signature


-------------------------
                                     (Name printed legibly)



     Date










Monument Series Fund, Inc.
Quarterly Transaction Report

Calendar quarter ended______________.

 I certify that the transactions listed below are all of the securities transactions in Covered Securities effected in all accounts in which I had any direct or indirect beneficial ownership during the quarter.

--------------------------------------------------------------
Trade     Type of  Name of  No. of  Princ.   Price    Broker/
Date of   Trans-actSecurity Shares  Amt/Rate/Mat      Dealer
Trans-actiB/S                       (Bonds)
          Other

P= Purchase
S= Sale
E= Exercise of option
O=Other

-------------------------
                                              Signature


-------------------------
                                   (Name printed legibly)





     Date



Monument Series Fund, Inc.
Annual Securities Holding Report for the year ended December 31,
--------

 I certify that the securities listed below are all of the Securities of which I had Beneficial Ownership:

----------------------------------------------------------
Title/Type of       No. of shares      Principal Amount
Security----------------------------------------------------------

-------------------------
                                              Signature


-------------------------
                                          (Name printed legibly)






     Date















Monument Series Fund, Inc.

Annual Certification of Compliance with Written Supervisory
Procedures and Code of Ethics

 I certify that I have received a copy of Monument Funds' Written Supervisory Procedures ("Procedures") and Code of Ethics ("Code") and that I have read and understood the Procedures and the Code to the best of my ability. I acknowledge that I am subject to the Procedures and the Code and have complied with each of the provisions to which I am subject.

I understand that I am obligated to ask Monument Funds' compliance officer questions to clarify any matters set forth in the Procedures or Code that are unclear to me. I understand that I am obligated to inform Monument Funds' compliance officer in writing of any violation of the Procedures or Code for which I am responsible.




---------------------
                                          Signature


---------------------
                                          (Name printed legibly)


---------------------
                                          Date


















Monument Series Fund, Inc.

Preclearance of Securities Transaction


I request preclearance of the following proposed securities transaction:


---------  ------------   ---------------  -----------------------
Buy/Sell  No. Shares/    Security Name  Name of Broker-dealer
          or Princ Amt                  through whom to be(for
                                        bonds,  effected etc.)


Name ____________________________________
Name of Account in which Proposed Transaction to be effected


Your name printed:            _________________

Your signature:               _________________

Date of request:               ______________

  Approved by:
  Disapproved by:              ________________
                                (Signature)
Printed name of
  Approving Principal:        _______________
Date of Approval:             _______________


Notes of Approving             ________________________
Principal As To Transactions   ________________________
Of Affiliated Parties:         ________________________

                                  Exhibit 27(q)

                         POWER OF ATTORNEY: DAVID GREGG

                                POWER OF ATTORNEY



      KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below constitutes and appoints David A. Kugler, Peter L. Smith and Beth-ann Roth his true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution for him in his name, place, and stead, in any and all capacities, to sign the Registration Statement applicable to Monument Series Fund, Inc. and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto each said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.





Dated: March 18, 2000
-----------------------------------------------
                          David Gregg, Director

                               Beth-ann Roth, P.C.
                             9204 Saint Marks Place
                          Fairfax, Virginia 22031-3046
                                 (703) 352-0095
                              (703) 352-2329 (fax)

        (admitted in Florida and the District of Columbia)

                                 March 24, 2000


Filing Desk
Securities & Exchange Commission
450 Fifth St., N.W.
Washington, D.C.  20549

Re:   Monument Series Fund (the "Fund")
      File Nos. 33-26223 and 811-8199

Dear Commissioners:

Electronically transmitted for filing, under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") pursuant to Rule 485(a) under the 1933 Act, is Post-Effective Amendment No. 8 under the 1933 Act and Amendment No. 10 under the 1940 Act to the Fund's Registration Statement.

The primary purpose of this filing is to add two new series to the Monument Family of Funds: Monument Digital Technology Fund, and Monument New Economy Fund. In addition, a new advisory fee schedule and breakpoints are being proposed to shareholders, and the Fund is proposing to change its form of organization from a Maryland corporation to a Delaware business trust. Various dditional changes have also been proposed to shareholders to help streamline operations.

If you have any questions, please call me at (703) 352-0095.

Sincerely,



Beth-ann Roth

cc:   David A. Kugler
      Mary Cole (SEC)